UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	1/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	59
Statements of Operations	62
Statements of Changes in Net Assets	64
Financial Highlights	70
Notes to Financial Statements	81
Report of Independent Registered
Public Accounting Firm	93
Important Tax Information	94
Proxy Results	95
Board Members Information	96
Officers of the Funds	97
For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholders:

We present to you this annual report for Dreyfus Cash Management Funds (Taxable). For the 12-month period ended January 31, 2010, the six Dreyfus Cash Management Funds (Taxable) listed below produced the following yields and, taking into account the effects of compounding, the following effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.41	0.41
Investor Shares	0.21	0.21
Administrative Shares	0.31	0.32
Participant Shares	0.14	0.14
Agency Shares	0.35	0.35
Dreyfus Cash Management Plus, Inc.
Institutional Shares	0.36	0.36
Investor Shares	0.17	0.17
Administrative Shares	0.27	0.27
Participant Shares	0.10	0.10
Service Shares	0.06	0.06
Select Shares	0.02	0.02
Agency Shares	0.30	0.30
Dreyfus Government Cash Management
Institutional Shares	0.17	0.17
Investor Shares	0.03	0.03
Administrative Shares	0.10	0.10
Participant Shares	0.01	0.01
Agency Shares	0.13	0.13
Dreyfus Government Prime Cash Management
Institutional Shares	0.11	0.11
Investor Shares	0.00	0.00
Administrative Shares	0.03	0.03
Participant Shares	0.00	0.00
Agency Shares	0.06	0.06
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.07	0.07
Investor Shares	0.00	0.00
Administrative Shares	0.02	0.02
Participant Shares	0.00	0.00
Service Shares	0.00	0.00
Select Shares	0.00	0.00
Agency Shares	0.03	0.03
Premier Shares	0.00	0.00
Dreyfus Treasury Prime Cash Management
Institutional Shares	0.02	0.02
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Money Market Yields Remained Near
Record Lows

The reporting period began in the midst of a global financial crisis and severe recession. In response, the Federal Reserve Board (the “Fed”) already had pumped liquidity into the banking system and eased monetary policy aggressively, driving the overnight federal funds rate to an unprecedented low range of between 0% and 0.25%. As a result, money market yields began 2009 at historical lows and remained there throughout the year.

The U.S. government responded with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending on September 18, 2009. This measure was designed to promote liquidity in the commercial paper market.

Although economic conditions continued to deteriorate in early 2009 as housing prices plummeted and job losses mounted, investor sentiment began to improve in March when evidence emerged that credit markets were recovering. Still, the U.S. economy sent mixed signals in the spring. Existing home sales and prices increased in May, but the unemployment rate hit a 26-year high.The U.S. economy contracted at a –0.7% annualized rate between April and June, a much milder decline than the previous quarter’s –5.5% annualized rate, lending credence to forecasts that the recession was nearing an end.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August by 1.3%, the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program.

October also experienced gradual economic improvement. Positive news included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly

The Funds 3

LETTER TO SHAREHOLDERS (continued)

gain in more than a year. While pending home sales reached their highest level in almost three years, distressed sales accounted for more than 30% of those transactions.The unemployment rate moved to 10.2% in October, its highest level since the early 1980s.

In November, investors were encouraged by a slight dip in the unemployment rate to 10.0%. The manufacturing sector expanded, and foreclosure activity in the housing sector moderated, with each indicator showing improvement for the fourth straight month. Manufacturing activity expanded for the fifth consecutive month in December, and new orders increased for the sixth straight month, providing further evidence of a mending economy. Retail sales in December were almost 3% higher than one year earlier, suggesting that consumers were spending more freely. While the unemployment rate remained at 10%, monthly job losses moderated in December to 85,000, down from an average of 691,000 per month during the first quarter.

January 2010 brought more encouraging news, including the announcement that U.S. GDP grew at an estimated 5.7% annualized rate during the fourth quarter of 2009. Although inventory rebuilding accounted for more than half of the gain in economic growth, economists were encouraged in January by the sixth consecutive monthly increase in manufacturing activity and a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7% and job losses moderated in January.

Quality and Liquidity Still Our Priority

Since yield spreads remained relatively flat along the money market maturity spectrum, most money market funds maintained relatively defensive footings throughout 2009, and the industry’s average weighted maturity remained substantially shorter than historical averages. The funds were no exception; we set each fund’s weighted average maturity in a position that was roughly in line with their respective industry averages for most of 2009.We also focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Despite continued signs of economic improvement, the Fed at its January 2010 meeting indicated once again that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” In addition, the Treasury Department’s extension of the Troubled Asset Relief Program (“TARP”) until October 2010 suggests that policymakers remain concerned regarding the possibility of unforeseen problems in the banking system. As always, we intend to maintain the funds’ focus on credit quality and liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2010, the five tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following yields and effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.49	0.49
Investor Shares	0.27	0.27
Administrative Shares	0.39	0.39
Participant Shares	0.18	0.18
Agency Shares	0.42	0.42
Dreyfus New York Municipal Cash Management
Institutional Shares	0.45	0.45
Investor Shares	0.23	0.24
Administrative Shares	0.35	0.35
Participant Shares	0.15	0.15
Agency Shares	0.39	0.39
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.37	0.37

Recession, Supply-and-Demand Dynamics Kept Yields Low

The reporting period began in the midst of a severe recession as U.S. housing markets continued to struggle, job losses mounted and consumer confidence plummeted. In addition, the failures of major financial institutions had sparked a global financial crisis that punished dealers and insurers of municipal securities over the final months of 2008. These developments caused dislocations among a wide variety of financial assets, including some money market instruments.

In response, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate to an unprecedented low range of between 0% and 0.25%. The U.S. Department of the Treasury also had initiated several remedial measures, including theTemporary Guarantee Program for Money Market Funds, which remained in effect over much of the reporting period before expiring on September 18, 2009.

In the municipal securities market, tighter lending restrictions, credit-rating downgrades, industry consolidation and the dislocation of the municipal bond insurance industry led to a decrease in the supply of eligible variable-rate demand notes and tender option bonds. Due to the high cost of short-term funding, states and municipalities instead issued more long-term bonds, including taxable securities through the government-supported Build America Bonds program, which was enacted as part of the economic stimulus package. These factors effectively limited the available supply of municipal money market instruments.

Meanwhile, demand for tax-exempt money market instruments remained relatively robust. In addition to demand from individuals concerned about potential tax increases, the tax-exempt market saw rising participation among institutional investors seeking competitive yields compared with taxable money market instruments. The combination of limited supply and robust demand put additional downward pressure on already low tax-exempt money market yields; however, yields remained attractive to comparable taxable securities.

Finally, many states and municipalities struggled throughout the reporting period with deteriorating fiscal conditions due to reduced tax collections and intensifying demands on social services.These devel-

The Funds 5

LETTER TO SHAREHOLDERS (continued)

opments were particularly severe in California and NewYork, where political infighting has complicated attempts to balance each state’s operating budget.The resulting credit deterioration has further limited the supply of instruments meeting our investment criteria nationally, as well as California and NewYork.

In-House Research Supported Credit Quality

In this highly challenging market environment, we focused on direct, high-quality municipal obligations. Our credit analysts conduct in-depth, independent research into the fiscal health of the issuers we consider, a process that helped the funds avoid some of the market’s more severe credit-related problems. We favored instruments—including commercial paper and municipal notes with maturities of six months or less—backed by pledged tax appropriations or revenues from facilities providing essential services.We generally shied away from instruments issued by entities that depend heavily on state aid, focusing on issuers in strong fiscal positions which could withstand revenue declines.

With interest rates hovering near historical lows throughout the reporting period and because yield differences have remained relatively flat throughout the maturity range, municipal money market funds generally have maintained short weighted average maturities compared to historical norms. The funds were no exception, as we set their weighted average maturities in ranges that generally were in line with industry averages. This conservative strategy did not detract materially from the funds’ performance.

Safety and Liquidity Are Paramount

The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period, suggesting that municipal money market yields are unlikely to rise significantly anytime soon. In addition, the industry expects new regula-

tions from the U.S. government in the wake of the financial crisis. Therefore, despite the apparent onset of an economic recovery, we believe the prudent course continues to be a conservative credit selection strategy with an emphasis on preservation of capital and liquidity. This will enable the fund to react to changes in monetary policy quickly and efficiently.

An investment in each fund is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2009 to January 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2010
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.06	$ 1.81	$ 1.56	$ 1.92	—	—	$ 1.36	—	—
Ending value
(after expenses)	$1,000.80	$1,000.00	$1,000.30	$1,000.00	—	—	$1,000.50	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ 1.16	$ 1.92	$ 1.66	$ 1.97	$ 2.07	$ 1.97	$ 1.46	—	—
Ending value
(after expenses)	$1,000.70	$1,000.00	$1,000.20	$1,000.00	$1,000.00	$1,000.00	$1,000.40	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.06	$ 1.31	$ 1.26	$ 1.31	—	—	$ 1.21	—	—
Ending value
(after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.10	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ 1.01	$ 1.31	$ 1.21	$ 1.26	—	—	$ 1.16	—	—
Ending value
(after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.10	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ .96	$ 1.06	$ 1.06	$ 1.01	$ 1.01	$ 1.01	$ 1.06	$ 1.01
Ending value
(after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .76	$ .81	$ .81	$ .81	—	—	$ .66	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.11	$ 2.12	$ 1.61	$ 2.32	—	—	$ 1.46	—	—
Ending value
(after expenses)	$1,001.10	$1,000.20	$1,000.60	$1,000.00	—	—	$1,000.70	—	—

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended January 31, 2010

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.16	$ 2.07	$ 1.61	$ 2.27	—	—	$ 1.41	—	—
Ending value
(after expenses)	$1,001.00	$1,000.10	$1,000.60	$1,000.00	—	—	$1,000.70	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.11	$ 1.71	$ 1.56	$ 1.76	—	—	$ 1.41	—	—
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.20	$1,000.00	—	—	$1,000.30	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.11	$ 1.81	$ 1.61	$ 1.76	—	—	$ 1.36	—	—
Ending value
(after expenses)	$1,000.70	$1,000.00	$1,000.20	$1,000.00	—	—	$1,000.40	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.11	$ 1.81	$ 1.56	$ 1.97	—	—	—	—	$ 1.97
Ending value
(after expenses)	$1,000.90	$1,000.20	$1,000.50	$1,000.00	—	—	—	—	$1,000.00

† Expenses are equal to Dreyfus Cash Management’s annualized expense ratio of .21% for Institutional Shares, .36% for Investor Shares, .31% for Administrative Shares, .38% for
Participant Shares and .27% for Agency Shares, Dreyfus Cash Management Plus, Inc 23% for Institutional Shares, .38% for Investor Shares, .33% for Administrative Shares, ..39%
for Participant Shares, .41% for Service Shares, .39% for Select Shares and .29% for Agency Shares, Dreyfus Government Cash Management .21% for Institutional Shares, .26% for
Investor Shares, .25% for Administrative Shares, .26% for Participant Shares and .24% for Agency Shares, Dreyfus Government Prime Cash Management .20% for Institutional
Shares, .26% for Investor Shares, .24% for Administrative Shares, .25% for Participant Shares and .23% for Agency Shares, Dreyfus Treasury & Agency Cash Management .19% for
Institutional Shares, .21% for Investor Shares, .21% for Administrative Shares, .20% for Participant Shares, .20% for Service Shares, .20% for Select Shares, .21% for Agency Shares
and .20% for Premier Shares, Dreyfus Treasury Prime Cash Management .15% for Institutional Shares, .16% for Investor Shares, .16% for Administrative Shares, .16% for
Participant Shares and .13% for Agency Shares, Dreyfus Municipal Cash Management Plus .22% for Institutional Shares, .42% for Investor Shares, .32% for Administrative Shares,
.46% for Participant Shares and .29% for Agency Shares, Dreyfus NewYork Municipal Cash Management .23% for Institutional Shares, .41% for Investor Shares, .32% for
Administrative Shares, .45% for Participant Shares and .28% for Agency Shares, Dreyfus Tax Exempt Cash Management .22% for Institutional Shares, .34% for Investor Shares,
.31% for Administrative Shares, .35% for Participant Shares and .28% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .22% for Institutional Shares,
.36% for Investor Shares, .32% for Administrative Shares, .35% for Participant Shares and .27% for Agency Shares, Dreyfus NewYork AMT-Free Municipal Cash Management
.22% for Institutional Shares, .36% for Investor Shares, .31% for Administrative Shares, .39% for Participant Shares and .39% for Classic shares; multiplied by the respective fund’s average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2010
	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.07	$ 1.84	$ 1.58	$ 1.94	—	—	$ 1.38	—	—
Ending value
(after expenses)	$1,024.15	$1,023.39	$1,023.64	$1,023.29	—	—	$1,023.84	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ 1.17	$ 1.94	$ 1.68	$ 1.99	$ 2.09	$ 1.99	$ 1.48	—	—
Ending value
(after expenses)	$1,024.05	$1,023.29	$1,023.54	$1,023.24	$1,023.14	$1,023.24	$1,023.74	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.07	$ 1.33	$ 1.28	$ 1.33	—	—	$ 1.22	—	—
Ending value
(after expenses)	$1,024.15	$1,023.89	$1,023.95	$1,023.89	—	—	$1,024.00	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ 1.02	$ 1.33	$ 1.22	$ 1.28	—	—	$ 1.17	—	—
Ending value
(after expenses)	$1,024.20	$1,023.89	$1,024.00	$1,023.95	—	—	$1,024.05	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ .97	$ 1.07	$ 1.07	$ 1.02	$ 1.02	$ 1.02	$ 1.07	$ 1.02
Ending value
(after expenses)	$1,024.25	$1,024.15	$1,024.15	$1,024.20	$1,024.20	$1,024.20	$1,024.15	$1,024.20
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .77	$ .82	$ .82	$ .82	—	—	$ .66	—	—
Ending value
(after expenses)	$1,024.45	$1,024.40	$1,024.40	$1,024.40	—	—	$1,024.55	—	—
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.12	$ 2.14	$ 1.63	$ 2.35	—	—	$ 1.48	—	—
Ending value
(after expenses)	$1,024.10	$1,023.09	$1,023.59	$1,022.89	—	—	$1,023.74	—	—

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended January 31, 2010

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.17	$ 2.09	$ 1.63	$ 2.29	—	—	$ 1.43	—	—
Ending value
(after expenses)	$1,024.05	$1,023.14	$1,023.59	$1,022.94	—	—	$1,023.79	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.12	$ 1.73	$ 1.58	$ 1.79	—	—	$ 1.43	—	—
Ending value
(after expenses)	$1,024.10	$1,023.49	$1,023.64	$1,023.44	—	—	$1,023.79	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.12	$ 1.84	$ 1.63	$ 1.79	—	—	$ 1.38	—	—
Ending value
(after expenses)	$1,024.10	$1,023.39	$1,023.59	$1,023.44	—	—	$1,023.84	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.12	$ 1.84	$ 1.58	$ 1.99	—	—	—	—	$ 1.99
Ending value
(after expenses)	$1,024.10	$1,023.39	$1,023.64	$1,023.24	—	—	—	—	$1,023.24

† Expenses are equal to Dreyfus Cash Management’s annualized expense ratio of .21% for Institutional Shares, .36% for Investor Shares, .31% for Administrative Shares, .38% for
Participant Shares and .27% for Agency Shares, Dreyfus Cash Management Plus, Inc 23% for Institutional Shares, .38% for Investor Shares, .33% for Administrative Shares, ..39%
for Participant Shares, .41% for Service Shares, .39% for Select Shares and .29% for Agency Shares, Dreyfus Government Cash Management .21% for Institutional Shares, .26% for
Investor Shares, .25% for Administrative Shares, .26% for Participant Shares and .24% for Agency Shares, Dreyfus Government Prime Cash Management .20% for Institutional
Shares, .26% for Investor Shares, .24% for Administrative Shares, .25% for Participant Shares and .23% for Agency Shares, Dreyfus Treasury & Agency Cash Management .19% for
Institutional Shares, .21% for Investor Shares, .21% for Administrative Shares, .20% for Participant Shares, .20% for Service Shares, .20% for Select Shares, .21% for Agency Shares
and .20% for Premier Shares, Dreyfus Treasury Prime Cash Management .15% for Institutional Shares, .16% for Investor Shares, .16% for Administrative Shares, .16% for
Participant Shares and .13% for Agency Shares, Dreyfus Municipal Cash Management Plus .22% for Institutional Shares, .42% for Investor Shares, .32% for Administrative Shares,
.46% for Participant Shares and .29% for Agency Shares, Dreyfus NewYork Municipal Cash Management .23% for Institutional Shares, .41% for Investor Shares, .32% for
Administrative Shares, .45% for Participant Shares and .28% for Agency Shares, Dreyfus Tax Exempt Cash Management .22% for Institutional Shares, .34% for Investor Shares,
.31% for Administrative Shares, .35% for Participant Shares and .28% for Agency Shares, Dreyfus California AMT-Free Municipal Cash Management .22% for Institutional Shares,
.36% for Investor Shares, .32% for Administrative Shares, .35% for Participant Shares and .27% for Agency Shares, Dreyfus NewYork AMT-Free Municipal Cash Management
.22% for Institutional Shares, .36% for Investor Shares, .31% for Administrative Shares, .39% for Participant Shares and .39% for Classic shares; multiplied by the respective fund’s average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2010

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—60.8%
Allied Irish Banks (Yankee)
0.56%—0.75%, 2/3/10—4/6/10	1,225,000,000	1,225,000,000
Banco Bilbao Vizcaya Argentaria
0.32%, 2/17/10	55,000,000 [a]	55,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.24%—0.35%, 3/4/10—7/6/10	1,780,000,000	1,780,011,415
Bank of Ireland (Yankee)
0.62%, 3/23/10	700,000,000 [b]	700,000,000
Bank of Nova Scotia (Yankee)
0.09%—0.30%, 2/1/10—7/6/10	1,250,000,000	1,250,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.21%—0.25%, 2/12/10—4/1/10	1,750,000,000	1,750,000,000
Barclays Bank PLC (Yankee)
0.42%—0.71%, 2/5/10—5/12/10	1,525,000,000	1,525,000,000
Calyon NA (Yankee)
0.33%—0.60%, 2/5/10—7/2/10	1,200,000,000	1,200,000,000
Credit Industriel et Commercial (London) (Yankee)
0.17%—0.37%, 2/1/10—2/8/10	1,910,000,000	1,910,001,369
DZ Bank AG (Yankee)
0.21%—0.24%, 2/26/10—4/7/10	950,000,000	950,000,000
Fortis Bank (Yankee)
0.31%, 5/5/10—5/6/10	750,000,000	750,000,000
HSBC USA Inc. (London)
0.32%, 3/29/10	100,000,000	100,000,000
ING Bank N.V. (London)
0.27%, 2/12/10	500,000,000	500,000,000
Intesa Sanpaolo SpA (Yankee)
0.32%—1.08%, 4/5/10—5/21/10	350,000,000	350,000,000
Lloyds TSB Bank PLC (Yankee)
0.13%, 2/1/10	75,000,000	75,000,000
Mizuho Corporate Bank (Yankee)
0.24%, 2/16/10	100,000,000	100,000,000
Natixis (Yankee)
0.28%—0.30%, 2/22/10—4/5/10	1,000,000,000	1,000,000,000
Rabobank Nederland (Yankee)
0.30%—0.31%, 3/29/10—7/7/10	1,850,000,000	1,850,000,000
Royal Bank of Scotland PLC (Yankee)
0.28%, 2/11/10—2/16/10	1,500,000,000	1,500,000,000
Societe Generale (Yankee)
0.23%, 3/1/10	950,000,000	950,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.24%—0.25%, 2/3/10—2/12/10	1,100,000,000	1,100,000,389
UBS AG (Yankee)
0.32%—0.38%, 7/12/10—7/22/10	1,100,000,000	1,100,000,000
Unicredit Bank AG (Yankee)
0.34%—0.45%, 2/5/10—3/8/10	1,870,000,000	1,870,000,000
Unicredit SPA (Yankee)
0.34%, 3/8/10	150,000,000	150,000,000

The Funds 11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit (continued)
Westpac Capital Corp.
0.29%, 2/12/10	250,000,000 [a]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $23,990,013,173)		23,990,013,173

Commercial Paper—12.4%
Abbey National North America LLC
0.12%, 2/1/10	1,000,000,000	1,000,000,000
Banco Bilbao Vizcaya Argentaria
0.34%, 5/5/10	200,000,000	199,824,333
General Electric Capital Corp.
0.11%—0.29%, 2/1/10—6/23/10	1,075,000,000	1,074,688,139
Natixis US Finance Company LLC
0.30%, 2/1/10—2/5/10	1,000,000,000	999,983,333
Societe Generale N.A. Inc.
0.23%—0.24%, 3/4/10—4/7/10	950,000,000	949,647,153
UBS Finance Delaware LLC
0.11%, 2/1/10	500,000,000	500,000,000
U.S. Bank NA
0.20%, 3/30/10	170,000,000	169,946,167
Total Commercial Paper
(cost $4,894,089,125)		4,894,089,125

Asset-Backed Commercial Paper—2.8%
Atlantis One Funding Corp.
0.32%, 3/25/10	125,000,000 [b]	124,942,222
Cancara Asset Securitisation Ltd.
0.21%—0.27%, 2/8/10—2/16/10	400,000,000 [b]	399,976,500
CHARTA LLC
0.37%, 4/6/10	250,000,000 [b]	249,835,556
Govco Inc.
0.24%, 3/2/10	150,000,000 [b]	149,971,000
LMA Americas LLC
0.25%, 3/1/10	173,000,000 [b]	172,966,361
Total Asset-Backed Commercial Paper
(cost $1,097,691,639)		1,097,691,639

Corporate Notes—4.9%
Bank of America Securities LLC
0.28%, 2/1/10	1,050,000,000	1,050,000,000
Barclays Bank PLC
0.68%, 2/26/10	400,000,000 [a]	400,000,000
Credit Suisse
0.31%, 2/10/10	500,000,000 [a]	500,000,000
Total Corporate Notes
(cost $1,950,000,000)		1,950,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Short-Term Bank Notes—2.0%
Bank of America N.A.
0.31%, 7/6/10—7/12/10
(cost $800,000,000)	800,000,000	800,000,000

U.S. Government Agencies—4.9%
Federal Home Loan Bank
0.65%-0.66%, 5/11/10	454,000,000	453,989,829
Federal Home Loan Mortgage Corp.
0.23%, 4/16/10	1,000,000,000 [a,c]	1,000,000,000
Federal Home Loan Mortgage Corp.
0.10%-0.18%, 5/4/10—6/28/10	473,150,000 [c]	472,943,012
Federal National Mortgage Association
0.17%-0.18%, 6/23/10-6/30/10	29,905,000 [c]	29,883,655
Total U.S. Government Agencies
(cost $1,956,816,496)		1,956,816,496

Time Deposits—7.6%
BNP Paribas (Grand Cayman)
0.11%, 2/1/10	500,000,000	500,000,000
Commerzbank AG (Grand Cayman)
0.13%, 2/1/10	700,000,000	700,000,000
DZ Bank AG (Grand Cayman)
0.13%, 2/1/10	272,000,000	272,000,000
KBC Bank N.V. (Grand Cayman)
0.11%, 2/1/10	1,527,000,000	1,527,000,000
Total Time Deposits
(cost $2,999,000,000)		2,999,000,000

Repurchase Agreements—4.6%
Calyon Securities (USA)
0.10%, dated 1/29/10, due 2/1/10 in the amount of $200,001,667
(fully collateralized by $126,600,000 Federal Home Loan Bank,
0.70%-3.625%, due 4/30/10-10/18/13, value $129,029,645
and $75,071,000 Federal National Mortgage Association,
0%, due 9/20/10, value $74,973,408)	200,000,000	200,000,000
Deutsche Bank Securities
0.11%-0.19%, dated 1/29/10, due 2/1/10 in the amount
of $550,006,708 (fully collateralized by $2,000,000 Asian
Development Bank, 4.50%, due 9/4/12, value $2,181,950,
$300,442,625 Commercial Paper, 0%, due 2/1/10-2/26/10,
value $299,983,645, $100,000,000 International Bank for
Reconstruction and Development Notes, 0%, due 3/4/10,
value $99,990,000, $69,683,000 U.S. Treasury Notes,
3.75%, due 11/15/18, value $71,395,065
and $128,339,097 U.S. Treasury Strips,
due 5/15/16-8/15/25, value $87,449,340)	550,000,000	550,000,000

The Funds 13

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Morgan Stanley
0.11%, dated 1/29/10, due 2/1/10 in the amount of $300,002,750
(fully collateralized by $101,000,000 Federal Agricultural Mortgage Corp.,
4.875%-5.125%, due 1/14/11-4/19/17, value $106,948,747, $72,725,000
Federal Home Loan Bank, 0%-1.375%, due 10/19/11-8/20/24,
value $73,238,357, $19,000,000 Federal Home Loan Mortgage Corp.,
0%, due 6/3/24-11/25/24, value $18,863,018, $125,100,000
Resolution Funding Corp., 0%, due 10/15/10-10/15/19,
value $81,951,984 and $23,075,000 Tennessee Valley Authority,
4.375%-7.125%, due 5/23/12-4/1/56, value $25,630,982)	300,000,000	300,000,000
RBC Capital Markets
0.255%, dated 1/29/10, due 2/1/10 in the amount of $735,015,619
(fully collateralized by $1,824,014,166 Corporate Notes, 0%-13.25%, due 2/1/10-5/25/47, value $757,020,377 and $54,000
Federal Home Loan Mortgage Corp., 5.50%-6%,
due 6/15/33-11/15/35, value $51,437)	735,000,000	735,000,000
RBS Securities
0.28%, dated 1/29/10, due 2/1/10 in the amount of $50,001,167
(fully collateralized by $662,752,172 Corporate Notes, 0%-7.75%, due 3/17/14-3/17/51, value $50,900,415 and $1,300,000
Federal Home Loan Mortgage Corp., 4.50%,
due 10/1/19, value $593,892)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $1,835,000,000)		1,835,000,000

Total Investments (cost $39,522,610,433)	100.0%	39,522,610,433

Cash and Receivables (Net)	.0%	18,584,558

Net Assets	100.0%	39,541,194,991

a	Variable rate security—interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $1,797,691,639 or 4.5% of net assets.

c

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	84.4	Foreign/Governmental	1.8
U.S. Government Agencies	4.9	Asset-Backed/Multi-Seller Programs	1.6
Repurchase Agreements	4.6
Finance	2.7		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
January 31, 2010

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—53.0%
Allied Irish Banks (Yankee)
0.55%—0.56%, 4/6/10—4/20/10	250,000,000	250,000,000
Bank of Ireland (Yankee)
0.60%—0.62%, 3/23/10—4/8/10	265,000,000 [a]	265,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 2/26/10	250,000,000	250,000,000
BNP Paribas (Yankee)
0.21%, 4/21/10	50,000,000	50,000,000
Calyon NA (Yankee)
0.22%, 4/19/10	250,000,000	250,000,000
Credit Industriel et Commercial (Yankee)
0.27%—0.33%, 2/8/10—3/17/10	300,000,000	300,000,048
DZ Bank AG (Yankee)
0.21%, 4/15/10	250,000,000	250,000,000
Fortis Bank (Yankee)
0.24%, 2/12/10	50,000,000	50,000,000
ING Bank N.V. (London)
0.27%, 2/16/10	250,000,000	250,000,000
Mizuho Corporate Bank (Yankee)
0.24%, 2/16/10	75,000,000	75,000,000
Natixis (Yankee)
0.28%, 4/5/10	250,000,000	250,000,000
Royal Bank of Scotland PLC (Yankee)
0.22%—0.28%, 2/11/10—4/16/10	250,000,000	250,000,000
Societe Generale (Yankee)
0.23%, 4/14/10	100,000,000	100,000,000
UBS AG (Yankee)
0.24%, 2/16/10	150,000,000	150,000,000
Unicredit Bank AG (Yankee)
0.45%, 2/5/10	40,000,000	40,000,000
Unicredit SPA (Yankee)
0.34%, 3/8/10	225,000,000	225,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,005,000,048)		3,005,000,048

Commercial Paper—14.6%
CBA (Delaware) Finance Inc.
0.21%, 2/17/10	80,000,000	79,992,711
DnB NOR Bank ASA
0.22%, 2/9/10	267,516,000 [a]	267,503,219
Fortis Funding LLC
0.23%, 2/17/10	64,092,000 [a]	64,085,448
NRW Bank
0.21%, 4/13/10	50,000,000	49,979,292
Scotiabanc, Inc.
0.15%, 4/1/10	150,000,000 [a]	149,963,125

The Funds 15

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
Societe Generale N.A. Inc.
0.24%, 4/12/10	150,000,000	149,930,000
Westpac Banking Corp.
0.21%, 2/16/10	70,000,000 [a]	69,994,021
Total Commercial Paper
(cost $831,447,816)		831,447,816

Asset-Backed Commercial Paper—9.1%
Atlantis One Funding Corp.
0.23%, 2/11/10	250,000,000 [a]	249,984,028
Grampian Funding Ltd.
0.26%, 4/27/10	265,000,000 [a]	264,837,319
Total Asset-Backed Commercial Paper
(cost $514,821,347)		514,821,347

Corporate Note—4.6%
Bank of America Securities LLC
0.28%, 2/1/10
(cost $260,000,000)	260,000,000	260,000,000

Time Deposit—1.1%
State Street Bank and Trust Co. (Grand Cayman)
0.10%, 2/1/10
(cost $64,000,000)	64,000,000	64,000,000

Repurchase Agreements—17.6%
Barclays Financial LLC
0.23%-0.28%, dated 1/29/10, due 2/1/10 in the amount of $201,004,273
(fully collateralized by $102,011,255 Commercial Paper, 0%, due 2/19/10-3/1/10,
value $102,000,001 and $99,934,019 Corporate Bonds, 0%-12.50%,
due 6/1/11-6/15/68, value $104,030,000)	201,000,000	201,000,000
Citigroup Global Markets Holdings Inc.
0.28%, dated 1/29/10, due 2/1/10 in the amount of $250,005,833
(fully collateralized by $316,092,106 Corporate Bonds, 0%-9.31%,
due 10/27/12-12/20/37, value $257,500,000)	250,000,000	250,000,000
HSBC USA Inc.
0.28%, dated 1/29/10, due 2/1/10 in the amount of $100,002,333
(fully collateralized by $116,236,995 Corporate Bonds, 0%-7.35%,
due 2/1/11-3/25/38, value $104,793,526)	100,000,000	100,000,000

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Morgan Stanley
0.23%, dated 1/29/10, due 2/1/10 in the amount of $201,003,853
(fully collateralized by $103,122,000 Commercial Paper, 0%,
due 2/16/10-5/20/10, value $103,020,767 and $102,945,148
Corporate Bonds, 0%-7.38%, due 4/28/10-1/14/38,
value $103,404,081)	201,000,000	201,000,000
RBC Capital Markets
0.26%, dated 1/29/10, due 2/1/10 in the amount of $250,005,313
(fully collateralized by $694,761,818 Corporate Bonds,
0%-7%, due 1/25/35-5/25/47, value $257,500,000)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $1,002,000,000)		1,002,000,000

Total Investments (cost $5,677,269,211)	100.0%	5,677,269,211

Cash and Receivables (Net)	.0%	584,920

Net Assets	100.0%	5,677,854,131

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $1,331,367,160 or 23.4% of net assets.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Banking	77.7	Foreign/Governmental	4.7
Repurchase Agreements	17.6		100.0
† Based on net assets.
See notes to financial statements.

The Funds 17

STATEMENT OF INVESTMENTS

January 31, 2010

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—65.5%
Federal Farm Credit Bank
3/9/10	0.48	200,000,000 [a]	200,000,000
Federal Home Loan Bank:
2/1/10	0.32	197,500,000 [a]	197,500,000
2/1/10	0.37	500,000,000 [a]	500,000,000
2/1/10	0.40	67,220,000	67,220,000
2/4/10	0.31	134,320,000	134,350,384
2/4/10	0.40	50,000,000	49,998,333
2/5/10	0.30	200,000,000	200,000,064
2/5/10	0.50	402,350,000	402,349,530
2/10/10	0.22	500,000,000 [a]	499,997,562
2/10/10	0.38	394,624,000	394,586,967
2/12/10	0.06	82,138,000	82,136,494
2/17/10	0.06	506,508,000	506,494,404
2/18/10	0.42	2,300,000	2,300,635
2/19/10	0.06	200,000,000	199,994,000
2/22/10	0.07	40,000,000	39,998,483
2/22/10	0.11	971,250,000 [a]	971,097,778
2/26/10	0.42	22,950,000	22,949,225
3/3/10	0.08	561,206,000	561,168,586
4/15/10	0.16	650,000,000 [a]	649,522,640
4/16/10	0.20	1,000,000,000 [a]	1,000,000,000
4/30/10	0.70	128,000,000	127,997,500
5/12/10	0.16	25,000,000	24,988,889
5/21/10	0.17	139,000,000	138,930,558
6/11/10	0.26	400,000,000	403,894,772
10/15/10	0.45	32,900,000	32,891,779
10/28/10	0.07	100,000,000	100,071,424
11/15/10	0.47	50,000,000	50,224,216
1/18/11	0.43	200,000,000	200,612,827
5/25/11	0.25	560,000,000 [a]	560,000,000
5/27/11	0.25	500,000,000 [a]	500,000,000
Federal Home Loan Mortgage Corp.:
2/1/10	0.29	48,591,000 [b]	48,591,000
2/8/10	0.35	1,054,870,000 [b]	1,054,798,084
2/16/10	0.06	308,752,000 [b]	308,744,281
2/18/10	0.07	304,360,000 [b]	304,349,939
2/22/10	0.40	88,079,000 [b]	88,058,448
3/23/10	0.25	275,000,000 [b]	274,906,424
4/6/10	0.23	217,760,000 [b]	217,670,960
4/7/10	0.22	250,000,000 [b]	249,900,694
4/12/10	0.23	300,000,000 [b]	299,865,833
4/19/10	0.17	347,883,000 [b]	347,756,506
4/20/10	0.17	111,183,000 [b]	111,142,048
4/26/10	0.17	48,000,000 [b]	47,980,960
5/3/10	0.24	149,000,000 [b]	148,909,607
5/17/10	0.43	750,000,000 [b]	749,059,375
6/1/10	0.19	106,075,000 [b]	106,009,587
6/7/10	0.18	274,650,000 [b]	274,474,358
6/14/10	0.16	250,000,000 [b]	249,852,222

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp. (continued):
9/1/10	0.27	380,000,000 [b]	379,395,800
10/26/10	0.26	266,410,000 [b]	265,902,911
11/2/10	0.27	321,000,000 [b]	320,352,561
Federal National Mortgage Association:
2/3/10	0.29	356,700,000 [b]	356,694,313
2/4/10	0.31	75,000,000 [b]	75,016,966
2/10/10	0.29	158,575,000 [b]	158,563,702
2/22/10	0.43	1,162,752,000 [b]	1,162,460,125
4/1/10	0.22	15,000,000 [b]	14,994,592
6/2/10	0.18	155,000,000 [b]	154,906,225
6/9/10	0.18	143,950,000 [b]	143,857,872
6/17/10	0.16	200,000,000 [b]	199,879,111
9/1/10	0.30	1,000,000,000 [b]	998,233,334
Total U.S. Government Agencies
(cost $17,933,604,888)			17,933,604,888

U.S. Treasury Note—2.3%
6/1/10
(cost $629,808,038)	0.27	625,000,000	629,808,038

Asset-Backed Commercial Paper—3.6%
Straight-A Funding LLC:
2/3/10	0.13	125,000,000 [c]	124,999,097
3/8/10	0.18	98,446,000 [c]	98,428,772
3/15/10	0.18	149,827,000 [c]	149,795,536
3/16/10	0.18	70,405,000 [c]	70,389,863
3/16/10	0.18	100,466,000 [c]	100,444,400
3/16/10	0.18	60,000,000 [c]	59,987,100
3/17/10	0.18	75,000,000 [c]	74,983,500
4/7/10	0.17	100,000,000 [c]	99,969,306
4/16/10	0.17	50,072,000 [c]	50,054,503
4/19/10	0.17	168,549,000 [c]	168,487,714
Total Asset-Backed Commercial Paper
(cost $997,539,791)			997,539,791

Repurchase Agreements—28.6%
Banc of America Securities LLC
dated 1/29/10, due 2/1/10 in the amount of $250,002,083 (fully collateralized by $171,424,000 Federal Home Loan Bank, 0%-2.88%, due 4/5/10-6/12/15,
value $171,708,252 and $82,995,000 Federal Home Loan Mortgage Corp.,
2.38%, due 1/28/13, value $83,292,618)	0.10	250,000,000	250,000,000
Barclays Financial LLC
dated 1/29/10, due 2/1/10 in the amount of $1,142,009,517 (fully collateralized by
$335,721,600 U.S. Treasury Bills, due 10/21/10, value $335,221,375 and $827,066,000
U.S. Treasury Notes, 2.38%-4.50%, due 8/31/10-5/15/19, value $829,618,706)	0.10	1,142,000,000	1,142,000,000

The Funds 19

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
BNP Paribas
dated 1/29/10, due 2/1/10 in the amount of $600,005,000 (fully collateralized by
$212,527,600 U.S. Treasury Bonds, 3.50%-8.13%, due 8/15/19-2/15/39,
value $243,456,812 and $355,056,400 U.S. Treasury Notes, 3.75%-4.63%,
due 5/15/10-11/15/18, value $368,543,271)	0.10	600,000,000	600,000,000
Calyon Securities (USA)
dated 1/29/10, due 2/1/10 in the amount of $1,500,012,500 (fully collateralized by $214,000,000 Treasury Inflation Protected Securities, 2%, due 7/15/14,
value $262,648,977, $25,490,600 U.S. Treasury Bonds, 4.38%, due 11/15/39,
value $24,917,169 and $1,234,070,700 U.S. Treasury Notes, 1%-4.88%,
due 8/31/11-12/31/13, value $1,242,433,945)	0.10	1,500,000,000	1,500,000,000
Credit Suisse (USA) Inc.
dated 1/29/10, due 2/1/10 in the amount of $200,001,667 (fully collateralized
by $198,715,000 U.S. Treasury Notes, 2.75%, due 7/31/10, value $204,002,928)	0.10	200,000,000	200,000,000
Credit Suisse (USA) Inc.
dated 1/29/10, due 2/1/10 in the amount of $300,002,750 (fully collateralized by
$12,259,200 U.S. Treasury Bills, due 3/4/10-1/13/11, value $12,253,797 and
$289,427,300 U.S. Treasury Notes, 3.63%, due 8/15/19, value $293,746,555)	0.11	300,000,000	300,000,000
Deutsche Bank Securities
dated 1/29/10, due 2/1/10 in the amount of $1,100,009,167 (fully collateralized by $714,059,500 Treasury Inflation Protected Securities, 1.38%-3.63%,
due 7/15/16-4/15/28, value $911,480,857, $192,904,700 U.S. Treasury Notes,
1.88%-3.88%, due 10/31/12-2/28/14, value $198,503,975 and $20,644,243
U.S. Treasury Strips, 11/15/19-5/15/26, value $12,015,182)	0.10	1,100,000,000	1,100,000,000
HSBC USA Inc.
dated 1/29/10, due 2/1/10 in the amount of $200,001,500
(fully collateralized by $202,455,000 U.S. Treasury Notes, 1.38%-3.13%,
due 11/15/12-10/31/16, value $204,002,462)	0.09	200,000,000	200,000,000
HSBC USA Inc.
dated 1/29/10, due 2/1/10 in the amount of $400,003,333 (fully collateralized by $166,888,000 U.S. Treasury Bonds, 4.38%, due 2/15/38, value $165,690,405
and $238,955,000 U.S. Treasury Notes, 2.63%. due 12/31/14, value $242,313,003)	0.10	400,000,000	400,000,000
JP Morgan Chase & Co.
dated 1/29/10, due 2/1/10 in the amount of $1,000,007,500 (fully collateralized by $658,663,000 Treasury Protected Inflation Securities,
2%-2.38%, due 1/15/25-1/15/27, value $767,270,966 and $474,275,600
U.S. Treasury Strips, due 2/15/10-11/15/39, value $252,730,337)	0.09	1,000,000,000	1,000,000,000
Morgan Stanley
dated 1/29/10, due 2/1/10 in the amount of $100,000,833 (fully collateralized by $98,203,600 U.S. Treasury Notes, 2%-4.25%,
due 9/30/10-10/15/10, value $102,177,015)	0.10	100,000,000	100,000,000
RBC Capital Markets
dated 1/29/10, due 2/1/10 in the amount of $250,002,292 (fully collateralized by $54,453,000 Federal Farm Credit Bank, 3.25%, due 12/7/15, value $54,351,415,
$128,980,000 Federal Home Loan Bank, 0%-2%, due 4/5/10-1/29/15,
value $129,055,214, $27,241,000 Federal Home Loan Mortgage Corp., 0%-5%,
due 6/20/11-1/29/25, value $27,350,749 and $44,169,000 Federal National
Mortgage Association, 2%-3%, due 12/30/14-1/29/20, value $44,243,507)	0.11	250,000,000	250,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBS Securities
dated 1/29/10, due 2/1/10 in the amount of $400,003,333 (fully collateralized by
$124,153,500 U.S. Treasury Bonds, 6.88%, due 8/15/25, value $164,593,897
and $241,190,000 U.S. Treasury Notes, 0.88%, due 2/28/11, value $243,408,914)	0.10	400,000,000	400,000,000
Societe Generale
dated 1/29/10, due 2/1/10 in the amount of $300,002,500 (fully collateralized by $29,259,000 Federal Agricultural Mortgage Corp., 6.71%, due 7/28/14,
value $34,516,737, $305,000,000 Federal Home Loan Mortgage Corp.,
6.27%-6.97%, due 8/15/35-7/15/36, value $22,930,598, $270,278,333
Federal National Mortgage Association, 0%-6.44%, due 10/25/35-11/1/39,
value $36,479,372, $172,956,158 Government National Mortgage Association,
4.03%-6.93%, due 2/15/30-1/15/52, value $172,780,960 and $39,000,400
U.S. Treasury Note, 0.88%, due 4/30/11, value $39,292,334)	0.10	300,000,000	300,000,000
UBS Securities LLC
dated 1/29/10, due 2/1/10 in the amount of $100,000,917 (fully collateralized by $209,777,000 Federal Home Loan Mortgage Corp.,
0%-5.88%, due 3/15/10-6/15/39, value $102,001,557)	0.11	100,000,000	100,000,000
Total Repurchase Agreements
(cost $7,842,000,000)			7,842,000,000

Total Investments (cost $27,402,952,717)		100.0%	27,402,952,717

Cash and Receivables (Net)		.0%	10,315,517

Net Assets		100.0%	27,413,268,234

a	Variable rate security—interest rate subject to periodic change.
b

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

c

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $997,539,791 or 3.6% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	31.6	Asset-Backed/Commercial Paper	3.6
Repurchase Agreements	28.6	U.S. Treasury Note	2.3
Federal Home Loan Mortgage Corp	21.3	Federal Farm Credit Bank	.7
Federal National Mortgage Association	11.9		100.0

† Based on net assets.
See notes to financial statements.

The Funds 21

STATEMENT OF INVESTMENTS

January 31, 2010

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—81.4%
Federal Farm Credit Bank:
2/5/10	0.29	328,000,000 [a]	328,108,413
2/28/10	0.24	412,000,000 [a]	411,961,403
3/12/10	0.95	50,000,000 [a]	49,968,212
3/15/10	0.08	85,000,000	84,992,067
3/22/10	0.08	25,000,000	24,997,278
3/30/10	0.08	99,129,000	99,116,444
4/1/10	0.09	19,300,000	19,297,153
4/12/10	0.11	33,000,000	32,993,262
5/4/10	0.47	19,000,000	19,109,395
5/7/10	0.53	15,571,000	15,744,608
5/7/10	0.55	15,288,000	15,457,619
12/17/10	0.21	25,500,000 [a]	25,497,749
1/5/11	0.21	30,000,000 [a]	29,997,193
Federal Home Loan Bank:
2/1/10	0.37	250,000,000 [a]	250,000,000
2/3/10	0.09	263,000,000	262,998,685
2/19/10	0.07	398,200,000	398,186,063
2/24/10	0.07	300,000,000	299,986,583
2/26/10	0.07	99,091,000	99,086,183
3/3/10	0.08	167,000,000	166,988,867
3/5/10	0.07	12,000,000	11,999,253
3/12/10	0.57	10,000,000	10,022,242
3/17/10	0.53	14,070,000	14,135,422
3/19/10	0.07	261,000,000	260,977,486
3/26/10	0.11	350,000,000	349,943,320
4/1/10	0.09	58,345,000	58,336,394
5/11/10	0.46	50,000,000	50,002,013
5/12/10	0.47	4,450,000	4,451,866
5/12/10	0.50	32,500,000	32,857,384
5/14/10	0.54	39,950,000	40,517,609
5/14/10	0.55	15,000,000	15,183,981
5/21/10	0.16	57,700,000	57,672,047
5/26/10	0.16	49,292,000	49,267,806
6/4/10	0.18	75,500,000	75,453,567
6/11/10	0.26	45,000,000	45,438,237
7/14/10	0.17	110,888,000	110,802,894
7/16/10	0.17	50,000,000	49,961,042
7/21/10	0.17	228,768,000	228,585,891
Total U.S. Government Agencies
(cost $4,100,095,631)			4,100,095,631

		Annualized
		Yield on
		Date of	Principal
Dreyfus Government Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—11.9%
6/3/10		0.17	400,000,000	399,769,555
6/10/10		0.17	200,000,000	199,881,750
Total U.S. Treasury Bills
(cost $599,651,305)				599,651,305

U.S. Treasury Notes—5.9%
2/16/10		0.28	195,000,000	195,255,243
3/1/10		0.03	100,000,000	100,149,800
Total U.S. Treasury Notes
(cost $295,405,043)				295,405,043

Total Investments (cost $4,995,151,979)			99.2%	4,995,151,979
Cash and Receivables (Net)			.8%	38,113,905
Net Assets			100.0%	5,033,265,884
a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Federal Home Loan Bank	58.4	U.S. Treasury Notes		5.9
Federal Farm Credit Bank	23.0
U.S. Treasury Bills	11.9			99.2

† Based on net assets.
See notes to financial statements.

The Funds 23

STATEMENT OF INVESTMENTS

January 31, 2010

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—17.4%
2/4/10	0.27	200,000,000	199,995,500
4/1/10	0.34	340,000,000	339,812,511
4/22/10	0.17	400,000,000	399,848,889
5/6/10	0.52	100,000,000	99,864,222
6/10/10	0.16	650,000,000	649,629,125
6/17/10	0.30	550,000,000	549,377,612
6/24/10	0.19	430,000,000	429,684,010
Total U.S. Treasury Bills
(cost $2,668,211,869)			2,668,211,869

U.S. Treasury Notes—19.6%
2/1/10	0.29	150,000,000	150,000,000
2/16/10	0.38	175,000,000	175,311,514
2/16/10	0.42	238,000,000	238,589,376
3/1/10	0.35	158,100,000	158,300,430
3/31/10	0.36	70,000,000	70,153,820
5/17/10	0.54	75,000,000	75,848,820
6/1/10	0.27	250,000,000	251,923,373
6/30/10	0.17	200,000,000	202,226,089
8/2/10	0.13	205,000,000	207,594,161
8/16/10	0.17	240,000,000	244,990,106
8/31/10	0.29	350,000,000	354,137,126
9/15/10	0.32	225,000,000	229,971,287
9/30/10	0.34	200,000,000	202,178,711
11/1/10	0.34	100,000,000	100,871,218
11/30/10	0.32	130,000,000	130,993,699
12/15/10	0.33	200,000,000	207,001,490
Total U.S. Treasury Notes
(cost $3,000,091,220)			3,000,091,220

Repurchase Agreements—62.8%
Banc of America Securities LLC
dated 1/29/10, due 2/1/10 in the amount of $230,001,917 (fully collateralized by $346,719,032 Government National Mortgage Association,
3.625%-8%, due 10/15/11-1/15/52, value $234,600,001)	0.10	230,000,000	230,000,000
Barclays Financial LLC
dated 1/29/10, due 2/1/10 in the amount of $1,182,009,850 (fully collateralized by $797,254,256 Government National Mortgage Association,
4%-6.50%, due 3/15/18-1/15/40, value $510,000,001 and $688,131,500
U.S. Treasury Notes, 1%-4.50%, due 8/31/11-11/15/15, value $695,640,078)	0.10	1,182,000,000	1,182,000,000
BNP Paribas
dated 1/29/10, due 2/1/10 in the amount of $1,700,014,167 (fully collateralized by $380,107,500 U.S. Treasury Bills, due 5/6/10, value
$380,023,876 and $1,333,009,900 U.S. Treasury Notes, 0.875%-3.875%,
due 12/31/10-5/15/18, value $1,353,976,169)	0.10	1,700,000,000	1,700,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Calyon Securities (USA)
dated 1/29/10, due 2/1/10 in the amount of $800,006,667 (fully collateralized by $100,000,000 Treasury Inflation Protected Securities, 3.375%, due 1/15/12,
value $131,078,817, $151,000,000 U.S. Treasury Bills, due 2/4/10, value
$151,000,000, $2,165,000 U.S. Treasury Bonds, 4.50%, due 8/15/39,
value $2,185,202 and $492,734,300 U.S. Treasury Notes, 0.875%-4.875%,
due 4/30/11-8/15/16, value $531,736,035)	0.10	800,000,000	800,000,000
Credit Suisse (USA) Inc.
dated 1/29/10, due 2/1/10 in the amount of $450,003,750
(fully collateralized by $332,645,000 U.S. Treasury Bonds, 4.50%, due 8/15/39, value $335,667,615 and $122,091,000 U.S. Treasury
Notes, 1.38%, due 5/15/12, value $123,334,948)	0.10	450,000,000	450,000,000
Credit Suisse (USA) Inc.
dated 1/29/10, due 2/1/10 in the amount of $400,003,667 (fully collateralized by $508,690,000 Government National Mortgage Association,
4.50%-5.50%, due 6/15/18-9/15/39, value $408,001,296)	0.11	400,000,000	400,000,000
Deutsche Bank Securities
dated 1/29/10, due 2/1/10 in the amount of $300,002,500 (fully collateralized by $18,666,800 Treasury Inflation Protected Securities, 1.25%, due 4/15/14,
value $19,922,454, $39,965,400 U.S. Treasury Bonds, 8.75%, due 8/15/20,
value $58,837,377, $134,269,100 U.S. Treasury Notes, 2.625%, due 6/30/14, value $137,383,190 and $342,273,200
U.S. Treasury Strips, due 5/15/38, value $89,856,983)	0.10	300,000,000	300,000,000
Deutsche Bank Securities
dated 1/29/10, due 2/1/10 in the amount of $450,004,125 (fully collateralized by $629,192,600 Government National Mortgage
Association, 5%-7%, due 7/20/37-8/15/39, value $459,000,000)	0.11	450,000,000	450,000,000
Goldman, Sachs & Co.
dated 1/29/10, due 2/1/10 in the amount of $100,001,000 (fully collateralized by $297,986,340 Government National Mortgage Association,
4.50%-7.50%, due 10/15/23-1/15/40, value $102,000,000)	0.12	100,000,000	100,000,000
HSBC USA Inc.
dated 1/29/10, due 2/1/10 in the amount of $600,004,500
(fully collateralized by $242,800,000 U.S. Treasury Bonds,
5.50%-8.75%, due 8/15/20-8/15/28, value $337,792,875
and $253,335,000 U.S. Treasury Notes, 3.13%-4.25%,
due 8/15/14-10/31/16, value $274,207,477)	0.09	600,000,000	600,000,000
JP Morgan Chase & Co.
dated 1/29/10, due 2/1/10 in the amount of $800,006,000 (fully collateralized by $614,493,500 Treasury Inflation Protected Securities, 0.87%-3.88%,
due 4/15/10-4/15/32, value $816,000,015)	0.09	800,000,000	800,000,000
JP Morgan Chase & Co.
dated 1/29/10, due 2/1/10 in the amount of $600,005,000 (fully collateralized by $936,407,558 Government National Mortgage Association,
3.50%-12.50%, due 1/15/10-9/15/51, value $612,003,365)	0.10	600,000,000	600,000,000
Morgan Stanley
dated 1/29/10, due 2/1/10 in the amount of $400,003,333 (fully collateralized by $404,839,900 U.S. Treasury Notes, 0.875%-4.375%,
due 11/30/10-1/31/11, value $408,586,907)	0.10	400,000,000	400,000,000

The Funds 25

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBS Securities
dated 1/29/10, due 2/1/10 in the amount of $500,004,167, (fully collateralized by $266,440,000 U.S. Treasury Bonds, 6.88%, due 8/15/25,
value $353,227,238 and $159,453,300 U.S. Treasury Notes, 2.75%,
due 11/30/16, value $156,774,962)	0.10	500,000,000	500,000,000
Societe Generale
dated 1/29/10, due 2/1/10 in the amount of $600,005,000 (fully collateralized by $151,544,000 U.S. Treasury Bonds, 7.25%-8.125%,
due 5/15/21-8/15/22, value $209,704,185, $270,326,500
U.S. Treasury Notes, 1.375%-3.875%, due 9/15/12-2/15/19,
value $276,251,240 and $207,000,000 U.S. Treasury Strips,
due 5/15/18-2/15/25, value $126,044,670)	0.10	600,000,000	600,000,000
Societe Generale
dated 1/29/10, due 2/1/10 in the amount of $500,004,583 (fully collateralized by $10,485,221,289 Government National Mortgage
Association, 3.625%-8.50%, due 3/15/12-2/20/59, value $510,000,000)	0.11	500,000,000	500,000,000
Total Repurchase Agreements
(cost $9,612,000,000)			9,612,000,000

Total Investments (cost $15,280,303,089)		99.8%	15,280,303,089

Cash and Receivables (Net)		.2%	33,164,442

Net Assets		100.0%	15,313,467,531

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	62.8	U.S. Treasury Bills	17.4
U.S. Treasury Notes	19.6		99.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2010

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—78.6%
2/4/10	0.04	393,000,000	392,998,675
2/11/10	0.15	2,490,000,000	2,489,894,882
2/18/10	0.03	2,743,000,000	2,742,960,727
2/25/10	0.02	2,717,000,000	2,716,964,970
3/4/10	0.12	933,000,000	932,904,778
3/11/10	0.04	880,000,000	879,964,977
3/18/10	0.04	676,000,000	675,962,931
3/25/10	0.05	1,065,000,000	1,064,930,479
4/1/10	0.20	1,460,000,000	1,459,517,011
4/8/10	0.43	690,000,000	689,456,966
4/15/10	0.07	1,255,000,000	1,254,810,910
4/22/10	0.11	1,350,000,000	1,349,683,889
4/29/10	0.10	1,055,000,000	1,054,752,533
5/6/10	0.15	585,000,000	584,764,739
6/10/10	0.09	305,000,000	304,905,579
6/17/10	0.09	300,000,000	299,903,667
6/24/10	0.18	5,000,000	4,996,425
7/1/10	0.18	15,000,000	14,988,750
7/8/10	0.16	900,000,000	899,361,097
7/15/10	0.13	500,000,000	499,703,889
7/22/10	0.13	700,000,000	699,563,000
7/29/10	0.16	400,000,000	399,683,556
Total U.S. Treasury Bills
(cost $21,412,674,430)			21,412,674,430

U.S. Treasury Notes—20.9%
2/1/10	0.16	558,000,000	558,000,000
2/16/10	0.10	604,600,000	606,163,548
2/16/10	0.11	975,000,000	976,344,198
2/16/10	0.14	734,000,000	735,376,085
3/1/10	0.03	1,379,000,000	1,381,076,132

The Funds 27

STATEMENT OF INVESTMENTS (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
3/15/10		0.05	115,000,000	115,527,376
3/31/10		0.07	700,000,000	701,877,624
4/15/10		0.05	200,000,000	201,583,699
4/30/10		0.20	300,000,000	301,415,169
6/1/10		0.08	100,000,000	100,832,117
Total U.S. Treasury Notes
(cost $5,678,195,948)				5,678,195,948

Total Investments (cost $27,090,870,378)			99.5%	27,090,870,378
Cash and Receivables (Net)			.5%	133,739,552
Net Assets			100.0%	27,224,609,930

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	78.6	U.S. Treasury Notes		20.9
				99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2010

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—101.0%
Alabama—1.7%
Evergreen Industrial Development Board, Industrial Revenue,
Refunding (Tenax Manufacturing Project) (LOC; San Paolo Bank)	0.28	2/7/10	2,200,000 [a]	2,200,000
Macon Trust Various Certificates (Spanish Fort Redevelopment
Authority—Spanish Fort Town Center) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.20	2/7/10	20,750,000 [a,b]	20,750,000
Arizona—2.0%
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Banco Santander)	0.25	2/7/10	9,700,000 [a]	9,700,000
JPMorgan Chase Putters and Drivers Trust (Salt River Project
Agricultural Improvement and Power District, Salt River Project
Electric System Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.20	2/7/10	8,500,000 [a,b]	8,500,000
Maricopa County Industrial Development Authority, MFHR
(San Clemente Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.29	2/7/10	1,010,000 [a]	1,010,000
Maricopa County Industrial Development Authority, MFHR,
Refunding (San Clemente Apartments Project) (Liquidity Facility;
FNMA and LOC; FNMA)	0.25	2/7/10	7,600,000 [a]	7,600,000
Arkansas—.0%
Morgan Keegan Municipal Products Inc. (Arkansas Development
Finance Authority, SFMR (Warehouse Program)) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC; Lloyds TSB Bank PLC)	0.40	2/7/10	185,000 [a,b]	185,000
California—1.5%
California Statewide Communities Development Authority, Revenue,
CP (Kaiser Permanente)	0.32	5/6/10	5,000,000	5,000,000
Puttable Floating Option Tax Exempt Receipts (San Jose
Redevelopment Agency, MFHR (101 San Fernando Apartments))
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.35	2/7/10	15,995,000 [a,b]	15,995,000
Colorado—3.3%
CollegeInvest, Education Loan Revenue (LOC; Lloyds TSB Bank PLC)	0.24	2/7/10	8,100,000 [a]	8,100,000
Colorado, Revenue, TRAN (Education Loan Program)	1.50	8/12/10	21,000,000	21,133,733
Colorado Housing and Finance Authority, EDR
(Monaco LLC Project) (LOC; JPMorgan Chase Bank)	0.50	2/7/10	2,940,000 [a]	2,940,000
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.45	2/7/10	3,065,000 [a]	3,065,000
Colorado Housing and Finance Authority, EDR
(Wanco Inc. Project) (LOC; U.S. Bank NA)	0.50	2/7/10	2,635,000 [a]	2,635,000
Erie, COP (Lease Purchase Agreement) (LOC; Key Bank)	1.85	2/7/10	4,070,000 [a]	4,070,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.20	2/7/10	2,950,000 [a]	2,950,000
Connecticut—1.8%
Connecticut, GO Notes, BAN	2.00	4/28/10	12,000,000	12,045,857
Connecticut Health and Educational Facilities Authority, Revenue
(Yale University Issue) (Liquidity Facility; Wells Fargo Bank)	0.20	2/7/10	7,300,000 [a,b]	7,300,000
New Haven, GO Notes, BAN	1.25	2/15/10	5,000,000	5,000,752
District of Columbia—5.4%
District of Columbia, Revenue (American Public Health
Association Issue) (LOC; Bank of America)	0.21	2/7/10	6,565,000 [a]	6,565,000
District of Columbia, Revenue, CP (National Academy of Sciences)
(LOC; Bank of America)	0.25	2/8/10	13,200,000	13,200,000

The Funds 29

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, Airport System
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.35	2/7/10	15,000,000 [a]	15,000,000
Metropolitan Washington Airports Authority, Airport System
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.35	2/7/10	25,000,000 [a]	25,000,000
Metropolitan Washington Airports Authority, Airport System
Revenue (LOC; Wachovia Bank)	0.28	2/7/10	14,700,000 [a]	14,700,000
Florida—8.4%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.25	2/7/10	13,230,000 [a]	13,230,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.45	3/8/10	13,130,000	13,130,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wachovia Bank)	0.32	6/10/10	13,151,000	13,151,000
Greater Orlando Aviation Authority, Airport Facility
Revenue (FlightSafety International Inc. Project)
(Insured; Berkshire Hathaway Assurance Corporation)	0.33	2/7/10	6,700,000 [a]	6,700,000
Kissimmee Utility Authority, CP (Liquidity Facility; JPMorgan Chase Bank)	0.37	4/8/10	20,000,000	20,000,000
Manatee County School District, GO Notes, TAN	1.00	5/1/10	14,000,000	14,020,475
Miami-Dade County Industrial Development Authority, IDR
(Fine Art Lamps Project) (LOC; SunTrust Bank)	0.40	2/7/10	4,050,000 [a]	4,050,000
Palm Beach County School District, Revenue, TAN	0.75	2/1/10	31,000,000	31,000,000
Georgia—2.9%
DeKalb County Hospital Authority, RAC
(DeKalb Medical Center, Inc. Project) (LOC; SunTrust Bank)	0.25	2/7/10	33,850,000 [a]	33,850,000
Gwinnett County Development Authority, IDR
(Suzanna’s Kitchen, Inc. Project) (LOC; Wachovia Bank)	0.38	2/7/10	5,200,000 [a]	5,200,000
Illinois—3.3%
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust Company)	0.21	2/7/10	5,000,000 [a]	5,000,000
Lombard, Revenue (Elmhurst Memorial Healthcare Project)
(LOC; Fifth Third Bank)	0.39	2/7/10	6,482,000 [a]	6,482,000
Oak Forest, Revenue (Homewood Pool—South Suburban Mayors and
Managers Association Program) (LOC; Fifth Third Bank)	0.39	2/7/10	25,650,000 [a]	25,650,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-ESK Company Project) (LOC; Bank of America)	0.30	2/7/10	8,405,000 [a]	8,405,000
Indiana—2.8%
Elkhart County, EDR (Four Seasons Manufacturing Project)
(LOC; National City Bank)	0.29	2/7/10	3,255,000 [a]	3,255,000
Fort Wayne, EDR (Park Center Project) (LOC; National City Bank)	0.24	2/7/10	2,295,000 [a]	2,295,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and LaSarre Co.,
LLC Project) (LOC; National City Bank)	0.29	2/7/10	3,395,000 [a]	3,395,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.25	2/7/10	3,300,000 [a]	3,300,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.26	2/7/10	6,000,000 [a]	6,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Indiana (continued)
Indiana Health and Educational Facility Financing Authority,
Educational Facilities Revenue (University of Evansville Project)
(LOC; Fifth Third Bank)	0.39	2/7/10	14,825,000 [a]	14,825,000
Saint Joseph County, EDR (Logan Community Resources, Inc. Project)
(LOC; Fifth Third Bank)	0.39	2/7/10	5,730,000 [a]	5,730,000
Iowa—.7%
Iowa Higher Education Loan Authority, Revenue, BAN
(William Penn University Project)	1.50	12/1/10	5,000,000	5,020,586
Ringgold County Hospital, HR, BAN (Ringgold County Hospital Project)	1.50	10/1/10	5,000,000	5,016,463
Kansas—.6%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; Bank of America)	0.26	2/7/10	8,760,000 [a]	8,760,000
Kentucky—1.5%
Jefferson County, Retirement Home Revenue (Nazareth Literary and
Benevolent Institution Project) (LOC; JPMorgan Chase Bank)	0.25	2/7/10	9,320,000 [a]	9,320,000
Kentucky Economic Development Finance Authority, Industrial
Building Revenue (Republic Services, Inc. Project) (LOC; Bank One)	0.35	2/7/10	6,100,000 [a]	6,100,000
Kentucky Rural Water Finance Corporation,
Public Projects Construction Notes	1.25	1/1/11	5,000,000	5,024,939
Maine—.8%
Maine Finance Authority, Revenue (Waynflete School Issue)
(LOC; JPMorgan Chase Bank)	0.22	2/7/10	11,090,000 [a]	11,090,000
Maryland—3.2%
Anne Arundel County, EDR (Atlas Container Corporation Project)
(LOC; M&T Bank)	0.32	2/7/10	6,875,000 [a]	6,875,000
Baltimore County Revenue Authority, Golf System Revenue
(LOC; M&T Bank)	0.23	2/7/10	5,975,000 [a]	5,975,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Bank)	0.20	2/7/10	2,700,000 [a]	2,700,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Charles County Nursing Center) (Liquidity Facility; M&T Bank)	0.25	2/7/10	3,775,000 [a]	3,775,000
Maryland Health and Higher Educational Facilities Authority,
Revenue, CP (Johns Hopkins Health System)
(Liquidity Facility; Bank of America)	0.28	4/6/10	20,000,000	20,000,000
Maryland Health and Higher Educational Facilities Authority,
Revenue, CP (Johns Hopkins Health System)
(Liquidity Facility; Wachovia Bank)	0.23	4/7/10	5,000,000	5,000,000
Massachusetts—3.4%
Macon Trust Various Certificates (Massachusetts Health and
Educational Facilities Authority—Harvard Vanguard
Medical Associates Issue) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.20	2/7/10	10,250,000 [a,b]	10,250,000
Massachusetts, GO Notes, RAN	2.50	4/29/10	22,000,000	22,113,005
Massachusetts Development Finance Agency, Multifamily Revenue
(Kennedy Lofts Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.35	2/7/10	4,000,000 [a,b]	4,000,000

The Funds 31

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
(The Brimmer and May School Issue) (LOC; Comerica Bank)	0.23	2/7/10	9,675,000 [a]	9,675,000
Michigan—7.6%
Kent Hospital Finance Authority, LOR (Pine Rest Christian
Mental Health Services Project) (LOC; Fifth Third Bank)	0.39	2/7/10	45,000 [a]	45,000
Michigan, GO Notes	2.00	9/30/10	20,000,000	20,193,292
Michigan Hospital Finance Authority, Revenue (Healthcare Equipment
Loan Program) (LOC; Fifth Third Bank)	0.39	2/7/10	6,500,000 [a]	6,500,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.28	6/11/10	20,000,000	20,000,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.23	2/7/10	6,000,000 [a]	6,000,000
Michigan Housing Development Authority, SFMR (LOC: FHLMC and FNMA)	0.20	2/7/10	20,000,000 [a]	20,000,000
Michigan Strategic Fund, LOR (Diocese of Grand Rapids Educational and
Cathedral Square Project) (LOC; Fifth Third Bank)	0.39	2/7/10	7,050,000 [a]	7,050,000
Michigan Strategic Fund, LOR, Refunding (Goodwill Industries of
Greater Grand Rapids, Inc. Project) (LOC; Fifth Third Bank)	0.39	2/7/10	7,475,000 [a]	7,475,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; ABN-AMRO)	0.40	2/7/10	2,200,000 [a]	2,200,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	0.30	2/7/10	4,355,000 [a]	4,355,000
Waterford Charter Township Economic Development Corporation, LOR,
Refunding (Canterbury Health Care, Inc. Project) (LOC; FHLB)	0.25	2/7/10	10,460,000 [a]	10,460,000
Minnesota—1.2%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.22	2/7/10	7,000,000 [a]	7,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.36	4/9/10	10,000,000	10,000,000
Missouri—1.2%
Missouri Development Finance Board, LR, CP (LOC; U.S. Bank NA)	0.30	2/25/10	6,571,000	6,571,000
Missouri Development Finance Board, LR, CP (LOC; U.S. Bank NA)	0.30	2/25/10	10,000,000	10,000,000
Nevada—2.8%
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	0.27	2/7/10	16,100,000 [a]	16,100,000
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	0.27	2/7/10	6,600,000 [a]	6,600,000
Director of Nevada Department of Business and Industry,
Revenue (Nevada Cancer Institute Project) (LOC; Bank of America)	0.21	2/7/10	5,450,000 [a]	5,450,000
Las Vegas Valley Water District, CP (Liquidity Facility;
JPMorgan Chase Bank)	0.35	4/8/10	10,000,000	10,000,000
New Hampshire—.4%
New Hampshire Health and Education Facilities Authority, Revenue
(Kimball Union Academy) (LOC; RBS Citizens NA)	0.45	2/7/10	5,000,000 [a]	5,000,000
New Jersey—.6%
New Jersey Turnpike Authority, Turnpike Revenue (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.25	2/7/10	8,275,000 [a]	8,275,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York—3.7%
New York City Housing Development Corporation, MFMR
(Beekman Tower Project) (LOC; RBS Citizens NA)	0.25	2/7/10	15,000,000 [a]	15,000,000
New York Liberty Development Corporation, Multi-Modal Liberty
Revenue (World Trade Center Project)	0.50	1/18/11	10,000,000	10,000,000
New York Local Government Assistance Corporation, GO Notes
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.23	2/7/10	26,000,000 [a]	26,000,000
North Carolina—4.4%
Board of Governers of the University of North Carolina, CP	0.23	2/16/10	10,000,000	10,000,000
North Carolina Education Assistance Authority, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.24	2/7/10	30,000,000 [a]	30,000,000
Raleigh-Durham Airport Authority, Airport Revenue, Refunding
(LOC; Wachovia Bank)	0.28	2/7/10	19,600,000 [a]	19,600,000
Ohio—8.0%
Akron, Bath and Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner on Ridgewood Project) (LOC; KBC Bank)	0.28	2/7/10	5,055,000 [a]	5,055,000
Bellevue City School District, School Facilities Construction and
Improvement Unlimited Tax GO Notes	1.45	6/2/10	3,000,000	3,007,939
Cleveland, COP, Refunding (Cleveland Stadium Project)
(LOC; Wachovia Bank)	0.18	2/7/10	50,000,000 [a]	50,000,000
Lorain County, IDR (Cutting Dynamics, Inc. Project)
(LOC; National City Bank)	0.34	2/7/10	2,005,000 [a]	2,005,000
Marion County, Health Care Facility Revenue
(United Church Homes, Inc. Project) (LOC; Allied Irish Banks)	1.00	2/7/10	6,265,000 [a,c]	6,265,000
Ohio Higher Educational Facilities, Revenue
(Cedarville University Project) (LOC; Key Bank)	0.49	2/7/10	4,600,000 [a]	4,600,000
Ohio Higher Educational Facility, Revenue
(Ashland University Project) (LOC; Key Bank)	1.00	2/7/10	4,100,000 [a]	4,100,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Bank of Nova Scotia)	0.27	2/7/10	15,000,000 [a]	15,000,000
Ohio Water Development Authority, PCR, Refunding (FirstEnergy
Nuclear Generation Corporation Project) (LOC; Barclays Bank PLC)	0.28	2/7/10	9,700,000 [a]	9,700,000
Xenia Community City School District, School Facilities
Construction and Improvement Unlimited Tax GO Notes	1.50	7/29/10	8,870,000	8,917,665
Oklahoma—.5%
Oklahoma Water Resources Board, State Loan Program Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.80	3/1/10	6,500,000	6,500,000
Pennsylvania—5.6%
Blair County Industrial Development Authority, Revenue
(Hollidaysburg Area YMCA Project) (LOC; Citizens Bank of Pennsylvania)	0.75	2/7/10	3,020,000 [a]	3,020,000
Chester County Health and Education Facilities Authority, Mortgage
Revenue (Tel Hai Obligated Group Project) (LOC; M&T Bank)	0.25	2/7/10	10,720,000 [a]	10,720,000
Haverford Township School District, GO Notes (LOC; TD Bank)	0.20	2/7/10	3,500,000 [a]	3,500,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Bank)	0.25	2/7/10	7,400,000 [a]	7,400,000
Pennsylvania Economic Development Financing Authority, Revenue
(Evergreen Community Power Facility) (LOC; M&T Bank)	0.35	2/7/10	16,000,000 [a]	16,000,000

The Funds 33

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, SFMR (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/10	15,000,000 [a]	15,000,000
Philadelphia, GO Notes, TRAN	2.50	6/30/10	13,000,000	13,093,989
Philadelphia Authority for Industrial Development, Revenue
(The Pennsylvania School for the Deaf)
(LOC; Citizens Bank of Pennsylvania)	0.75	2/7/10	2,400,000 [a]	2,400,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.30	3/3/10	5,000,000	5,000,000
South Carolina—.7%
Charleston County School District, GO Notes, TAN	2.00	4/1/10	10,000,000	10,025,311
South Dakota—.1%
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue (Liquidity Facility; Citigroup)	0.24	2/7/10	1,835,000 [a,b]	1,835,000
Tennessee—1.6%
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.20	2/7/10	3,800,000 [a]	3,800,000
Hendersonville Industrial Development Board, Tax Increment
Revenue (LOC; Fifth Third Bank)	0.51	2/7/10	7,500,000 [a]	7,500,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Health Facilities Revenue,
Refunding (MUC-CI Homes, Inc. Project) (LOC; Fifth Third Bank)	0.39	2/7/10	7,465,000 [a]	7,465,000
Sevier County Public Building Authority, Public Project Construction
Notes (Taud Interim Loan Program)	1.25	3/1/11	3,000,000 [c]	3,017,400
Texas—12.3%
Calhoun Port Authority, Environmental Facilities Revenue (Formosa
Plastics Corporation, Texas Project) (LOC; Bank of America)	0.28	2/7/10	10,000,000 [a]	10,000,000
Collin County, Unlimited Tax Road GO Notes, Refunding	2.00	2/15/10	2,320,000	2,321,320
Collin County Housing Finance Corporation, Multifamily Revenue
(Carpenter-Oxford Development Housing) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.25	2/7/10	5,000,000 [a,b]	5,000,000
Dallas, CP (Liquidity Facility; Bank of America)	0.36	4/7/10	14,384,000	14,384,000
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wachovia Bank)	0.28	2/7/10	3,660,000 [a]	3,660,000
Harris County, GO Notes, TAN	1.50	2/25/10	10,000,000	10,007,210
Harris County, GO Notes, TAN	2.00	2/25/10	20,000,000	20,021,497
Port of Port Arthur Navigation District, Revenue, CP (BASF AG)	0.65	2/16/10	10,000,000	10,000,000
San Antonio, Electric and Gas System Revenue, CP (Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	0.27	3/1/10	5,500,000	5,500,000
San Antonio, Electric and Gas Systems Revenue, Refunding	5.50	2/1/10	3,000,000	3,000,000
Texas, GO Notes (Veterans’ Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.24	2/7/10	16,000,000 [a]	16,000,000
Texas, TRAN	2.50	8/31/10	18,000,000	18,212,913
Texas Department of Housing and Community Affairs, SFMR	0.25	2/7/10	29,100,000 [a]	29,100,000
Texas Municipal Power Agency, Revenue, CP (Liquidity Facility:
Bank of America and Bayerische Landesbank)	0.26	2/17/10	20,000,000	20,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Vermont—.8%
Vermont Economic Development Authority, Revenue, CP
(Economic Development Capital Program) (LOC; Calyon)	0.45	3/2/10	10,500,000	10,500,000
Virginia—2.2%
Lynchburg Redevelopment and Housing Authority, Housing Revenue
(KHM Properties-Lynchburg, LLC Project) (LOC; M&T Bank)	0.30	2/7/10	13,520,000 [a]	13,520,000
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue
(Fort Norfolk Retirement Community, Inc.— Harbor’s Edge Project)
(LOC; HSH Nordbank AG)	0.43	2/7/10	16,300,000 [a]	16,300,000
Washington—1.0%
Pierce County Economic Development Corporation, Multi-Mode
Industrial Revenue (SeaTac Packaging Project)
(LOC; HSBC Bank USA)	0.36	2/7/10	4,960,000 [a]	4,960,000
Tacoma Housing Authority, Revenue (Crown Assisted Living Project)
(LOC; Key Bank)	0.49	2/7/10	600,000 [a]	600,000
Washington Economic Development Finance Authority, SWDR
(CleanScapes, Inc. Project) (LOC; Bank of the West)	0.26	2/7/10	7,895,000 [a]	7,895,000
Wisconsin—2.6%
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; Bank One)	0.30	2/7/10	6,365,000 [a]	6,365,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; Fortis Bank)	0.25	2/7/10	22,030,000 [a]	22,030,000
Wisconsin Rural Water Construction Loan Program
Commission, Revenue, BAN	1.50	11/15/10	7,000,000	7,040,913
Wyoming—.4%
Wyoming Student Loan Corporation, Student Loan Revenue,
Refunding (Senior Series) (LOC; Royal Bank of Canada)	0.24	2/7/10	5,000,000 [a]	5,000,000

Total Investments (cost $1,380,228,259)			101.0%	1,380,228,259
Liabilities, Less Cash and Receivables			(1.0%)	(13,837,350)
Net Assets			100.0%	1,366,390,909

See footnotes on page 58.
See notes to financial statements.

The Funds 35

STATEMENT OF INVESTMENTS

January 31, 2010

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—100.0%
Albany County Airport Authority, Airport Revenue,
Refunding (LOC; Bank of America)	0.25	2/7/10	7,560,000 [a]	7,560,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.19	2/7/10	2,800,000 [a]	2,800,000
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Key Bank)	0.34	2/7/10	5,000,000 [a]	5,000,000
Cattaraugus County Industrial Development Agency,
Civic Facility Revenue (Young Men’s Christian
Association of Olean, N.Y. Project) (LOC; Key Bank)	0.49	2/7/10	3,330,000 [a]	3,330,000
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.40	2/7/10	11,900,000 [a]	11,900,000
Chemung County Industrial Development Agency, IDR
(MMARS 2nd Program) (LOC; HSBC Bank USA)	0.40	2/7/10	835,000 [a]	835,000
Clinton County Industrial Development Agency, Civic Facility
Revenue (Champlain Valley Physicians Hospital Medical
Center Project) (Liquidity Facility; Key Bank)	0.34	2/7/10	7,700,000 [a]	7,700,000
Clinton County Industrial Development Agency, Civic Facility
Revenue (Champlain Valley Physicians Hospital
Medical Center Project) (LOC; Key Bank)	0.34	2/7/10	10,305,000 [a]	10,305,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; Key Bank)	0.34	2/7/10	5,570,000 [a]	5,570,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.25	2/7/10	8,325,000 [a]	8,325,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation
for Autism, Inc. Project) (LOC; M&T Bank)	0.25	2/7/10	9,445,000 [a]	9,445,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge Brookmeade Inc.) (LOC; M&T Bank)	0.25	2/7/10	15,255,000 [a]	15,255,000
Dutchess County Industrial Development Agency, Civic
Facility Revenue, Refunding (Lutheran Center at
Poughkeepsie, Inc. Project) (LOC; Key Bank)	0.34	2/7/10	3,655,000 [a]	3,655,000
East Hampton Union Free School District, GO Notes, TAN	1.00	6/30/10	5,610,000	5,624,164
East Rochester Housing Authority, Housing Revenue (Park Ridge
Nursing Home, Inc. Project) (LOC; JPMorgan Chase Bank)	0.20	2/7/10	5,000,000 [a]	5,000,000
Elmira City School District, GO Notes, BAN	1.50	6/30/10	5,745,000	5,765,008
Erie County Fiscal Stability Authority, GO Notes, BAN	1.25	7/30/10	6,165,000	6,185,511
Erie County Industrial Development Agency, Civic Facility
Revenue (Heritage Center Project) (LOC; Key Bank)	0.54	2/7/10	1,670,000 [a]	1,670,000
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.40	2/7/10	450,000 [a]	450,000
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.40	2/7/10	3,365,000 [a]	3,365,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.36	2/7/10	3,100,000 [a]	3,100,000
Erie Tobacco Asset Securitization Corporation, Tobacco
Settlement Asset-Backed Bonds (Prerefunded)	6.25	7/15/10	18,265,000 [d]	18,924,871

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Fishkill, GO Notes, BAN	2.00	4/30/10	3,826,775	3,835,984
Hempstead Industrial Development Agency, IDR
(FCD Lynbrook LLC Facility) (Liquidity Facility;
Goldman Sachs Group and LOC; Goldman Sachs Group)	0.19	2/7/10	6,350,000 [a,b]	6,350,000
Herkimer County Industrial Development Agency, IDR (F.E. Hale
Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.40	2/7/10	1,800,000 [a]	1,800,000
Heuvelton Central School District, GO Notes, BAN	1.50	6/30/10	1,800,000	1,806,239
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.36	2/7/10	2,255,000 [a]	2,255,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; JPMorgan Chase Bank)	0.35	6/10/10	20,000,000	20,000,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; State Street Bank and Trust Co.)	0.27	4/9/10	14,000,000	14,000,000
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.20	2/7/10	17,000,000 [a]	17,000,000
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.22	2/7/10	23,200,000 [a]	23,200,000
Long Island Power Authority, Electric System General Revenue
(Long Island Lighting Company) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.21	2/7/10	16,000,000 [a]	16,000,000
Long Island Power Authority, Electric System Subordinated Revenue
(LOC: JPMorgan Chase Bank and Landesbank Baden-Wurttemberg)	0.25	2/7/10	15,000,000 [a]	15,000,000
Long Island Power Authority, Electric System Subordinated
Revenue (LOC; Westdeutsche Landesbank)	0.20	2/1/10	5,000,000 [a]	5,000,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.25	2/7/10	8,000,000 [a]	8,000,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue, Refunding (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Dexia Credit Locale)	0.23	2/7/10	34,900,000 [a]	34,900,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC; Fortis Bank)	0.20	2/7/10	25,000,000 [a]	25,000,000
Metropolitan Transportation Authority, Transportation
Revenue (LOC; Landesbank Hessen-Thuringen Girozentale)	0.20	2/1/10	12,000,000 [a]	12,000,000
Metropolitan Transportation Authority, Transportation
Revenue, Refunding (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Dexia Credit Locale)	0.23	2/7/10	19,860,000 [a]	19,860,000
Metropolitan Transportation Authority, Transportation
Revenue, Refunding (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Westdeutsche Landesbank)	0.30	2/7/10	10,310,000 [a]	10,310,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (DePaul Properties, Inc. Project) (LOC; Key Bank)	0.34	2/7/10	2,910,000 [a]	2,910,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Bank)	0.25	2/7/10	2,280,000 [a]	2,280,000

The Funds 37

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Monroe County Industrial Development Agency, IDR
(Chaney Enterprise) (LOC; M&T Bank)	0.40	2/7/10	2,100,000 [a]	2,100,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	0.40	2/7/10	450,000 [a]	450,000
Monroe County Industrial Development Agency,
Revenue (HDF-RWC Project 1, LLC— Robert
Weslayan College Project) (LOC; M&T Bank)	0.27	2/7/10	2,600,000 [a]	2,600,000
Nassau County Industrial Development Agency, Continuing
Care Retirement Community Revenue (Amsterdam at
Harborside Project) (LOC; ABN AMRO)	0.19	2/7/10	27,200,000 [a]	27,200,000
New York City, GO Notes	5.00	8/1/10	3,000,000	3,067,643
New York City, GO Notes (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.21	2/1/10	6,080,000 [a]	6,080,000
New York City, GO Notes (LOC; Bank of Nova Scotia)	0.18	2/7/10	6,785,000 [a]	6,785,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.21	2/1/10	1,300,000 [a]	1,300,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; JPMorgan Chase Bank)	0.25	2/7/10	6,900,000 [a]	6,900,000
New York City Housing Development Corporation, MFMR
(Beekman Tower Project) (LOC; RBS Citizens NA)	0.25	2/7/10	20,345,000 [a]	20,345,000
New York City Housing Development Corporation, MFMR (The
Crest Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/10	8,000,000 [a]	8,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(American Society for Technion Project) (LOC; Allied Irish Banks)	0.30	2/7/10	9,210,000 [a]	9,210,000
New York City Industrial Development Agency, Civic Facility Revenue
(Birch Wathen Lenox School Project) (LOC; Allied Irish Banks)	0.32	2/7/10	7,505,000 [a]	7,505,000
New York City Industrial Development Agency,
Civic Facility Revenue (Columbia Grammar and
Preparatory School Project) (LOC; Allied Irish Banks)	0.32	2/7/10	5,115,000 [a]	5,115,000
New York City Industrial Development Agency,
Civic Facility Revenue (French Institute-Alliance
Francaise de New York—Federation of French Alliances
in the United States Project) (LOC; M&T Bank)	0.32	2/7/10	1,865,000 [a]	1,865,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Bank)	0.25	2/7/10	5,000,000 [a]	5,000,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Bank)	0.25	2/7/10	3,100,000 [a]	3,100,000
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families and
Children Project) (LOC; Allied Irish Banks)	0.32	2/7/10	5,510,000 [a]	5,510,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; Allied Irish Banks)	0.32	2/7/10	2,960,000 [a]	2,960,000
New York City Industrial Development Agency, Civic Facility Revenue
(Village Community School Project) (LOC; M&T Bank)	0.32	2/7/10	2,400,000 [a]	2,400,000
New York City Municipal Water Finance Authority, CP (Liquidity
Facility: Bayerische Landesbank and Westdeutsche Landesbank)	0.29	3/3/10	20,000,000	20,000,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York City Municipal Water Finance Authority, CP (Liquidity
Facility: Bayerische Landesbank and Westdeutsche Landesbank)	0.30	3/3/10	5,000,000	5,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.20	2/7/10	2,095,000 [a,b]	2,095,000
New York Liberty Development Corporation, Multi-Modal
Liberty Revenue (World Trade Center Project)	0.50	1/18/11	15,000,000	15,000,000
New York Local Government Assistance Corporation, GO Notes
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.23	2/7/10	46,000,000 [a]	46,000,000
New York Local Government Assistance Corporation, GO Notes
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.28	2/7/10	7,800,000 [a]	7,800,000
New York Local Government Assistance Corporation,
Senior Lien Revenue, Refunding	5.00	4/1/10	1,300,000	1,309,825
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Westdeutsche Landesbank)	0.28	2/7/10	14,350,000 [a]	14,350,000
New York State, GO Notes	4.00	3/1/10	1,000,000	1,002,756
New York State Dormitory Authority, Consolidated
Service Contract Revenue, Refunding	1.50	7/1/10	10,200,000	10,246,501
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Bank)	0.18	2/7/10	6,925,000 [a]	6,925,000
New York State Dormitory Authority, Revenue (Catholic
Health System Obligated Group) (LOC; HSBC Bank USA)	0.17	2/7/10	2,470,000 [a]	2,470,000
New York State Dormitory Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan Chase Bank)	0.20	2/7/10	2,785,000 [a]	2,785,000
New York State Dormitory Authority, Revenue
(Samaritan Medical Center) (LOC; HSBC Bank USA)	0.19	2/7/10	3,300,000 [a]	3,300,000
New York State Dormitory Authority, Revenue
(Samaritan Medical Center) (LOC; Key Bank)	0.34	2/7/10	8,000,000 [a]	8,000,000
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.42	2/7/10	4,000,000 [a]	4,000,000
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	3.00	3/15/10	1,000,000	1,003,030
New York State Dormitory Authority, State Personal
Income Tax Revenue (Education) (Liquidity Facility; Citibank NA)	0.19	2/7/10	7,095,000 [a,b]	7,095,000
New York State Housing Finance Agency,
Housing Revenue (70 Battery Place) (LOC; FNMA)	0.19	2/7/10	20,600,000 [a]	20,600,000
New York State Housing Finance Agency, Housing
Revenue (350 West 37th Street) (LOC; Wachovia Bank)	0.20	2/7/10	9,000,000 [a]	9,000,000
New York State Housing Finance Agency, Housing Revenue
(Historic Front Street) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.18	2/7/10	24,300,000 [a]	24,300,000
New York State Urban Development Corporation, Service
Contract Revenue, Refunding (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; JPMorgan Chase Bank)	0.22	2/7/10	5,000,000 [a]	5,000,000

The Funds 39

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Newburgh Industrial Development Agency, Civic Facility
Revenue (Community Development Properties Dubois
Street II, Inc. Project) (LOC; Key Bank)	0.34	2/7/10	3,200,000 [a]	3,200,000
Oneida County Industrial Development Agency, Civic Facility
Revenue (Preswick Glen Civic Facility) (LOC; Banco Santander)	0.15	2/7/10	6,500,000 [a]	6,500,000
Onondaga County Industrial Development Agency, IDR (General Super
Plating Company, Inc. Project) (LOC; Citizens Bank of Pennsylvania)	0.71	2/7/10	1,910,000 [a]	1,910,000
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Bank)	0.35	2/7/10	2,250,000 [a]	2,250,000
Ontario County Industrial Development Agency, Civic Facility Revenue
(CHF-Finger Lakes, L.L.C. Civic Facility) (LOC; RBS Citizens NA)	0.42	2/7/10	3,900,000 [a]	3,900,000
Ontario County Industrial Development Agency,
Civic Facility Revenue (Friends of the Finger Lakes
Performing Arts Center, Inc. Civic Facility) (LOC; FHLB)	0.40	2/7/10	6,455,000 [a]	6,455,000
Ontario County Industrial Development Agency, IDR (Dixit
Enterprises/Newtex Industries, Inc. Facility) (LOC; HSBC Bank USA)	0.40	2/7/10	2,540,000 [a]	2,540,000
Orange County Industrial Development Agency, Civic Facility Revenue
(Saint Luke’s Cornwall Hospital Project) (LOC; Key Bank)	0.34	2/7/10	3,800,000 [a]	3,800,000
Otsego County Industrial Development Agency, Civic Facility
Revenue (Templeton Foundation Project) (LOC; Key Bank)	0.49	2/7/10	3,040,000 [a]	3,040,000
Port Authority of New York and New Jersey, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.30	4/9/10	33,000,000	33,000,000
Port Authority of New York and New Jersey, Equipment Notes	0.26	2/7/10	10,500,000 [a]	10,500,000
Port Authority of New York and New Jersey, Special Obligation Revenue
(Versatile Structure Obligations) (LOC; Bayerische Landesbank)	0.23	2/1/10	9,000,000 [a]	9,000,000
Putnam County Industrial Development Agency, Civic Facility
Revenue (United Cerebral Palsy of Putnam and Southern
Dutchess Project) (LOC; Commerce Bank NA)	0.18	2/7/10	3,595,000 [a]	3,595,000
Saint Lawrence County Industrial Development Agency,
Civic Facility Revenue, Refunding (Claxton-Hepburn
Medical Center Project) (LOC; Key Bank)	0.34	2/7/10	3,500,000 [a]	3,500,000
Schenectady Industrial Development Agency, Civic Facility
Revenue (Union Graduate College Project) (LOC; M&T Bank)	0.25	2/7/10	5,535,000 [a]	5,535,000
Smithtown Central School District, GO Notes, TAN	1.00	6/25/10	10,865,000	10,889,380
South Jefferson Central School District, GO Notes, BAN	1.50	7/2/10	1,800,000	1,805,983
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Bank)	0.27	2/7/10	2,780,000 [a]	2,780,000
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; Key Bank)	0.34	2/7/10	2,730,000 [a]	2,730,000
Syracuse Industrial Development Agency, Housing Revenue
(Masonic Lofts LLC Project) (LOC; Key Bank)	0.64	2/7/10	4,050,000 [a]	4,050,000
Three Village Central School District, GO Notes, TAN	1.00	6/30/10	7,935,000	7,953,097

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Bank)	0.35	2/7/10	1,205,000 [a]	1,205,000
Valhalla Union Free School District, GO Notes, TAN	1.00	2/2/10	2,000,000	2,000,019
Westchester County, GO Notes, BAN	1.00	4/28/10	6,000,000	6,000,000
Westchester County Health Care Corporation, CP (Liquidity Facility;
JPMorgan Chase Bank and LOC; Westchester County)	0.55	2/10/10	20,000,000	20,000,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Masters School Civic Facility) (LOC; Allied Irish Banks)	0.32	2/7/10	15,305,000 [a]	15,305,000
Westchester County Industrial Development Agency, Civic Facility
Revenue (The Rye YMCA Project) (LOC; Allied Irish Banks)	0.70	2/7/10	2,000,000 [a]	2,000,000
Westchester County Industrial Development Agency,
Continuing Care Retirement Community Mortgage
Revenue (Kendal on Hudson Project) (LOC; Natixis)	0.17	2/7/10	15,000,000 [a]	15,000,000
Yonkers Industrial Development Agency, MFHR (Main Street
Lofts Yonkers LLC Project) (LOC; M&T Bank)	0.35	2/7/10	30,000,000 [a]	30,000,000
Yonkers Industrial Development Agency, Revenue
(Merlots Program) (11-23 Saint Casimir Avenue, LP
Project) (Liquidity Facility; Wachovia Bank and LOC; GNMA)	0.28	2/7/10	4,215,000 [a,b]	4,215,000

Total Investments (cost $952,705,011)			100.0%	952,705,011
Cash and Receivables (Net)			.0%	26,522
Net Assets			100.0%	952,731,533

See footnotes on page 58.
See notes to financial statements.

The Funds 41

STATEMENT OF INVESTMENTS

January 31, 2010

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—101.8%
Arizona—1.0%
Arizona Health Facilities Authority, HR (Phoenix Children’s
Hospital) (Liquidity Facility; BNP Paribas and LOC; BNP Paribas)	0.30	2/7/10	12,435,000 [a,b,e]	12,435,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Merrill Lynch Capital Services and LOC; Merrill Lynch)	1.05	2/7/10	9,620,000 [a,b,e]	9,620,000
Arizona Health Facilities Authority, Revenue
(La Loma Village) (LOC; Banco Santander)	0.25	2/7/10	18,300,000 [a,e]	18,300,000
California—2.4%
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.32	5/6/10	14,500,000 [e]	14,500,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.32	5/6/10	10,000,000 [e]	10,000,000
Southern California Public Power Authority, Transmission
Project Revenue, Refunding (Southern Transmission Project)
(Insured; Assured Guaranty Municipal Corp. and Liquidity
Facility; Westdeutsche Landesbank)	0.20	2/7/10	70,000,000 [a]	70,000,000
Colorado—4.1%
Colorado, Revenue, TRAN (Education Loan Program)	1.50	8/12/10	52,000,000	52,332,583
Denver City and County, CP (LOC; Wachovia Bank)	0.30	6/9/10	18,000,000	18,000,000
Denver Urban Renewal Authority, Stapleton Senior
Tax Increment Revenue (LOC; U.S. Bank NA)	0.20	2/7/10	9,900,000 [a]	9,900,000
Mountain Village Housing Authority, Housing Facilities Revenue
(Village Court Apartments Project) (LOC; U.S. Bank NA)	0.20	2/7/10	6,500,000 [a]	6,500,000
RBC Municipal Products Inc. Trust (Meridian Village Metropolitan
District Number One, Improvement Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.23	2/7/10	17,600,000 [a,b]	17,600,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation, Revenue	0.20	2/7/10	46,000,000 [a]	46,000,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.20	2/7/10	8,000,000 [a]	8,000,000
Connecticut—1.2%
Connecticut, GO Notes, BAN	2.00	4/28/10	20,000,000	20,076,428
Connecticut Health and Educational Facilities Authority,
Revenue (The Jerome Home Issue) (LOC; Bank of America)	0.21	2/7/10	4,670,000 [a,e]	4,670,000
Connecticut Health and Educational Facilities Authority, Revenue
(Yale University Issue) (Liquidity Facility; Citibank NA)	0.19	2/7/10	11,850,000 [a,b]	11,850,000
New Haven, GO Notes, BAN	1.25	2/15/10	9,000,000	9,001,285
Delaware—.7%
Delaware Economic Development Authority, MFHR
(School House Project) (LOC; HSBC Bank USA)	0.40	2/7/10	11,900,000 [a]	11,900,000
Delaware Economic Development Authority, Revenue (Connections
Community Support Programs, Inc. Project) (LOC; PNC Bank NA)	0.19	2/7/10	6,635,000 [a]	6,635,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.16	2/7/10	8,325,000 [a,e]	8,325,000
District of Columbia—.4%
District of Columbia, Revenue (American Legacy Foundation Issue)	0.18	2/7/10	14,000,000 [a]	14,000,000
Florida—6.6%
Alachua County Health Facilities Authority, Revenue, CP
(Shands Healthcare) (LOC; Bank of America)	0.25	4/8/10	30,000,000 [e]	30,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Florida (continued)
Broward County Health Facilities Authority, Revenue, Refunding
(John Knox Village of Florida, Inc. Project) (LOC; Wachovia Bank)	0.18	2/7/10	30,315,000 [a,e]	30,315,000
Capital Trust Agency, MFHR (Brittany Bay Apartments—
Waterman’s Crossing) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.25	2/7/10	23,350,000 [a,b]	23,350,000
Collier County Health Facilities Authority, Health Facility Revenue
(The Moorings, Inc. Project) (LOC; Wachovia Bank)	0.18	2/7/10	34,820,000 [a,e]	34,820,000
Florida Local Government Finance Commission, Pooled Loan
Program Revenue, CP (LOC; Wachovia Bank)	0.32	6/10/10	30,000,000	30,000,000
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	0.16	2/7/10	14,500,000 [a,e]	14,500,000
Jacksonville, Transportation Revenue (LOC; Wachovia Bank)	0.18	2/7/10	10,600,000 [a]	10,600,000
Orlando-Orange County Expressway Authority, Revenue
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Faciity; Dexia Credit Locale)	0.20	2/7/10	12,645,000 [a]	12,645,000
Port Orange, Revenue (Palmer College of Chiropractic
Florida Project) (LOC; ABN-AMRO)	0.21	2/7/10	3,870,000 [a]	3,870,000
Sunshine State Governmental Financing Commission,
Revenue (LOC; Dexia Credit Locale)	0.30	2/7/10	15,100,000 [a]	15,100,000
Tohopekaliga Water Authority, Utility System Revenue
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/10	44,525,000 [a]	44,525,000
Wells Fargo Stage Trust (Saint Petersburg Health Facilities
Authority, Health Facilities Revenue, Refunding (All Children’s
Hospital, Obligated Group)) (Liquidity Facility; Wells
Fargo Bank and LOC; Wells Fargo Bank)	0.18	2/7/10	7,765,000 [a,b,e]	7,765,000
Georgia—2.0%
Floyd County Development Authority, Revenue
(Berry College Project) (LOC; FHLB)	0.17	2/7/10	11,000,000 [a]	11,000,000
Fulton County Development Authority, Educational Facilities
Revenue (Catholic Education of North Georgia, Inc.
Project) (LOC; Wachovia Bank)	0.18	2/7/10	14,405,000 [a]	14,405,000
Fulton County Housing Authority, MFHR
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.25	2/7/10	25,365,000 [a,b]	25,365,000
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Revenue, CP (Liquidity Facility; Dexia Credit Locale)	0.23	2/2/10	20,000,000	20,000,000
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.20	2/7/10	7,840,000 [a,e]	7,840,000
Idaho—.0%
Idaho Health Facilities Authority, Health Care Facilities
Revenue (Aces-Pooled Financing Program) (LOC; U.S. Bank NA)	0.21	2/7/10	1,550,000 [a,e]	1,550,000
Illinois—5.7%
Channahon, Revenue, Refunding (Morris Hospital)
(LOC; U.S. Bank NA)	0.20	2/7/10	3,465,000 [a,e]	3,465,000
Chicago O’Hare International Airport, Revenue (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Citibank NA)	0.25	2/7/10	5,470,000 [a,b]	5,470,000
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.35	2/22/10	81,200,000	81,200,000
Illinois Finance Authority, Revenue (Hospice of
Northeastern Illinois Project) (LOC; Harris NA)	0.20	2/7/10	8,500,000 [a,e]	8,500,000

The Funds 43

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Illinois (continued)
Illinois Finance Authority, Revenue (Riverside Health
System) (LOC; JPMorgan Chase Bank)	0.20	2/7/10	4,295,000 [a,e]	4,295,000
Illinois Finance Authority, Revenue (The Landing at
Plymouth Place Project) (LOC; Lloyds TSB Bank PLC)	0.18	2/7/10	10,000,000 [a]	10,000,000
Illinois Health Facilities Authority, Revenue (Revolving Fund
Pooled Financing Program) (LOC; JPMorgan Chase Bank)	0.25	2/7/10	4,450,000 [a,e]	4,450,000
Illinois Toll Highway Authority, Toll Highway Senior Priority
Revenue (Liquidity Facility; Dexia Credit Locale)	0.23	2/7/10	80,000,000 [a]	80,000,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.23	2/7/10	23,000,000 [a]	23,000,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.21	2/7/10	3,250,000 [a]	3,250,000
Indiana—3.5%
Indiana Bond Bank, State Revolving Fund Program Revenue	5.25	2/1/10	3,765,000	3,765,000
Indiana Finance Authority, HR (Community Health
Network Project) (LOC; Bank of America)	0.22	2/7/10	15,000,000 [a,e]	15,000,000
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.33	6/15/10	6,490,000 [e]	6,490,000
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.33	6/15/10	6,725,000 [e]	6,725,000
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.33	6/15/10	8,090,000 [e]	8,090,000
Indiana Finance Authority, Revenue,
Refunding (Trinity Health Credit Group)	0.16	2/7/10	14,600,000 [a,e]	14,600,000
Indiana Health and Educational Facility Financing Authority,
Revenue (Ascension Health Senior Credit Group)
(Liquidity Facility; Citibank NA)	0.19	2/7/10	59,000,000 [a,b,e]	59,000,000
Indianapolis Local Public Improvement Bond Bank, Notes	0.37	8/6/10	10,000,000	10,000,000
Indianapolis Local Public Improvement Bond Bank, Notes	0.37	8/6/10	6,250,000	6,250,000
Indianapolis Local Public Improvement Bond Bank, Notes	0.37	8/6/10	6,350,000	6,350,000
Kentucky—.6%
Kentucky Property and Buildings Commission, Revenue,
Refunding (Project Number 84) (Liquidity Facility;
Dexia Credit Locale and LOC; Dexia Credit Locale)	0.45	2/7/10	16,395,000 [a,b]	16,395,000
Madisonville, HR (Trover Clinic Foundation, Inc.)
(Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; JPMorgan Chase Bank)	0.25	2/7/10	6,695,000 [a,e]	6,695,000
Louisiana—2.6%
Ascension Parish Industrial Development Board, Revenue
(International Matex Tank Terminals—Geismar Project) (LOC; FHLB)	0.17	2/7/10	17,000,000 [a]	17,000,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Healthcare Facilities Revenue, Refunding
(Saint James Place of Baton Rouge Project) (LOC; ABN-AMRO)	0.25	2/7/10	11,520,000 [a,e]	11,520,000
Louisiana Municipal Natural Gas Purchasing and Distribution Authority,
Revenue (Putters Program) (Gas Project Number 1) (Liquidity
Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.20	2/7/10	20,929,000 [a,b]	20,929,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Louisiana (continued)
Louisiana Public Facilities Authority, HR (Touro Infirmary Project)
(Liquidity Facility; Merrill Lynch Bank and LOC; Merrill Lynch)	1.05	2/7/10	34,045,000 [a,b,e]	34,045,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.19	2/7/10	15,750,000 [a]	15,750,000
Maryland—3.5%
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Bank)	0.23	2/7/10	3,500,000 [a]	3,500,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Bank)	0.20	2/7/10	12,900,000 [a]	12,900,000
Frederick County, Revenue, Refunding
(Manekin-Frederick Associates Facility) (LOC; M&T Bank)	0.32	2/7/10	2,230,000 [a]	2,230,000
Maryland Department of Transportation,
Consolidated Transportation Revenue	5.50	2/1/10	5,125,000	5,125,000
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Bank)	0.25	2/7/10	6,780,000 [a]	6,780,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau, Inc. Facility) (LOC; M&T Bank)	0.27	2/7/10	2,100,000 [a]	2,100,000
Maryland Health and Higher Educational Facilities
Authority, Revenue (Dematha Catholic High School)
(LOC; Branch Banking and Trust Co.)	0.20	2/7/10	9,865,000 [a]	9,865,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (Upper Chesapeake Hospitals Issue)
(LOC; Branch Banking and Trust Co.)	0.19	2/7/10	5,700,000 [a,e]	5,700,000
Maryland Health and Higher Educational Facilities Authority,
Revenue, CP (Johns Hopkins Health System)
(Liquidity Facility; Bank of America)	0.28	4/6/10	20,000,000 [e]	20,000,000
Maryland Health and Higher Educational Facilities Authority, Revenue,
CP (Johns Hopkins Health System) (LOC; Bank of America)	0.28	2/1/10	21,500,000 [e]	21,500,000
Maryland Health and Higher Educational Facility Authority, Revenue,
Refunding (Adventist HealthCare Issue) (LOC; M&T Bank)	0.18	2/7/10	23,425,000 [a,e]	23,425,000
Montgomery County, EDR (Riderwood
Village, Inc. Project) (LOC; M&T Bank)	0.18	2/7/10	21,775,000 [a]	21,775,000
Massachusetts—2.9%
Massachusetts, GO Notes, RAN	2.50	4/29/10	52,000,000	52,267,102
Massachusetts, GO Notes, RAN	2.50	5/27/10	25,000,000	25,170,521
Massachusetts, GO Notes, Refunding (Liquidity Facility; Citibank NA)	0.20	2/7/10	4,675,000 [a]	4,675,000
Massachusetts, GO Notes, Refunding (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.25	2/7/10	20,000,000 [a]	20,000,000
Massachusetts Health and Educational Facilities Authority, Revenue
(Cape Cod Healthcare Obligated Group Issue) (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Bank of America)	0.25	2/7/10	11,300,000 [a,e]	11,300,000
Michigan—9.2%
Jackson County Hospital Finance Authority, HR, Refunding
(W.A. Foote Memorial Hospital) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Comerica Bank)	0.34	2/7/10	8,000,000 [a,e]	8,000,000
Michigan, GO Notes	2.00	9/30/10	80,000,000	80,773,167
Michigan Higher Education Facilities Authority, Revenue,
Refunding (Walsh College Project) (LOC; Commerce Bank)	0.25	2/7/10	8,135,000 [a]	8,135,000

The Funds 45

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Michigan (continued)
Michigan Hospital Finance Authority, Revenue
(Ascension Health Credit Group)	0.28	5/4/10	10,000,000 [e]	10,000,000
Michigan Hospital Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.18	2/7/10	11,000,000 [a,e]	11,000,000
Michigan Hospital Finance Authority, Revenue
(Trinity Health Credit Group)	0.14	2/7/10	7,700,000 [a,e]	7,700,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.23	4/7/10	75,000,000 [e]	75,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.25	5/5/10	25,000,000 [e]	25,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.25	5/5/10	50,000,000 [e]	50,000,000
Michigan Hospital Finance Authority, Revenue, CP (Trinity Health System)	0.28	6/11/10	15,000,000 [e]	15,000,000
Michigan Housing Development Authority, Rental Housing Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.23	2/7/10	16,395,000 [a]	16,395,000
Michigan Housing Development Authority, SFMR
(Liquidity Facility: FHLMC and FNMA)	0.15	2/7/10	11,600,000 [a]	11,600,000
Michigan Municipal Bond Authority, State Aid
Revenue Notes (LOC; Bank of Nova Scotia)	1.50	8/23/10	5,000,000 [c]	5,026,150
University of Michigan, CP	0.27	2/18/10	12,880,000	12,880,000
University of Michigan Regents, General Revenue
(Liquidity Facility; JPMorgan Chase Bank)	0.17	2/7/10	20,000,000 [a,e]	20,000,000
Minnesota—.7%
Rochester, Health Care Facilities Revenue, CP (Mayo Clinic)	0.35	2/16/10	9,000,000 [e]	9,000,000
Rochester, Health Care Facilities Revenue, CP (Mayo Clinic)	0.25	3/18/10	10,000,000 [e]	10,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.36	4/9/10	8,000,000	8,000,000
Mississippi—.4%
Mississippi Business Finance Corporation, Health Care Facilities
Revenue (Rush Medical Foundation Project) (LOC; U.S. Bank NA)	0.15	2/7/10	7,000,000 [a,e]	7,000,000
Mississippi Business Finance Corporation, Revenue, Refunding
(Renaissance at Colony Park, LLC Refunding Project) (LOC; FHLB)	0.27	2/7/10	10,000,000 [a]	10,000,000
Missouri—1.1%
Kansas City Industrial Development Authority, Revenue (Kansas City
Downtown Redevelopment District) (LOC; JPMorgan Chase Bank)	0.25	2/7/10	25,800,000 [a]	25,800,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (Lutheran Senior Services) (LOC; U.S. Bank NA)	0.18	2/7/10	9,000,000 [a,e]	9,000,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (The Children’s Mercy Hospital) (LOC; UBS AG)	0.20	2/7/10	7,300,000 [a,e]	7,300,000
Nebraska—.6%
Lancaster County Hospital Authority Number 1, HR, Refunding
(BryanLGH Medical Center) (LOC; U.S. Bank NA)	0.20	2/7/10	24,820,000 [a,e]	24,820,000
Nevada—1.2%
Austin Trust (Clark County, GO Bond Bank Bonds)
(Liquidity Facility; Bank of America)	0.18	2/7/10	9,770,000 [a,b]	9,770,000
Las Vegas Convention and Visitors Authority,
Revenue, CP (LOC: Bank of Nova Scotia,
Fortis Bank and State Street Bank and Trust Co.)	0.25	4/7/10	15,000,000	15,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Nevada (continued)
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.35	4/8/10	20,000,000	20,000,000
New Hampshire—.9%
New Hampshire Business Finance Authority, Revenue
(The Mark H. Wentworth Home Issue) (LOC; TD Bank)	0.18	2/7/10	11,745,000 [a,e]	11,745,000
New Hampshire Health and Education Facilities
Authority, HR (Catholic Medical Center Issue) (LOC; FHLB)	0.19	2/7/10	8,840,000 [a,e]	8,840,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)	0.20	2/1/10	4,600,000 [a]	4,600,000
New Hampshire Higher Educational and Health Facilities Authority,
Revenue (Hunt Community Issue) (LOC; Bank of America)	0.17	2/7/10	10,150,000 [a,e]	10,150,000
New Jersey—4.6%
New Jersey Economic Development Authority, School Facilities
Construction Revenue, Refunding (LOC; Dexia Credit Locale)	0.25	2/7/10	82,745,000 [a]	82,745,000
New Jersey Health Care Facilities Financing Authority, Revenue
(Meridian Health System Obligated Group Issue) (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Bank of America)	0.20	2/7/10	18,000,000 [a,e]	18,000,000
New Jersey Health Care Facilities Financing Authority, Revenue, Refunding
(Christian Health Care Center Issue) (LOC; Valley National Bank)	0.18	2/7/10	5,505,000 [a,e]	5,505,000
New Jersey Turnpike Authority, Turnpike Revenue (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.25	2/7/10	61,050,000 [a]	61,050,000
New Jersey Turnpike Authority, Turnpike Revenue
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Westdeutsche Landesbank)	0.30	2/7/10	10,000,000 [a,c]	10,000,000
New Mexico—.2%
Dona Ana County, Industrial Revenue (Foamex
Products, Inc. Project) (LOC; Wachovia Bank)	0.22	2/7/10	6,000,000 [a]	6,000,000
New York—2.6%
Long Island Power Authority, Electric System General Revenue
(Long Island Lighting Company) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.21	2/7/10	14,240,000 [a]	14,240,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Dexia Credit Locale)	0.25	2/7/10	22,305,000 [a]	22,305,000
New York Liberty Development Corporation,
Multi-Modal Liberty Revenue (World Trade Center Project)	0.50	1/18/11	15,000,000	15,000,000
New York State Housing Finance Agency, Housing Revenue
(Normandie Court I Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.20	2/7/10	34,400,000 [a]	34,400,000
Westchester County Health Care Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank and LOC; Westchester County)	0.55	2/10/10	16,600,000 [e]	16,600,000
North Carolina—1.0%
Board of Governers of the University of North Carolina, CP	0.23	2/16/10	7,800,000	7,800,000
North Carolina, GO Notes, Refunding	5.00	3/1/10	7,175,000	7,200,751
North Carolina Capital Facilities Finance
Agency, CP (Duke University Project)	0.23	2/3/10	6,190,000	6,190,000

The Funds 47

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.20	2/7/10	5,000,000 [a,e]	5,000,000
North Carolina Medical Care Commission, Health Care
Facilities Revenue (WakeMed) (LOC; Wachovia Bank)	0.18	2/7/10	9,300,000 [a,e]	9,300,000
Piedmont Triad Airport Authority, Airport
Revenue (LOC; Branch Banking and Trust Co.)	0.21	2/7/10	3,400,000 [a]	3,400,000
Ohio—4.0%
Akron, Bath and Copley Joint Township Hospital District,
Health Care Facilities Revenue (Sumner on
Ridgewood Project) (LOC; KBC Bank)	0.28	2/7/10	5,200,000 [a,e]	5,200,000
Cleveland, Airport System Revenue (LOC; KBC Bank)	0.30	2/7/10	8,500,000 [a]	8,500,000
Cleveland, Water Revenue (LOC; Allied Irish Banks)	0.29	2/7/10	13,000,000 [a]	13,000,000
Franklin County, Hospital Facilities Revenue, Refunding
(OhioHealth Corporation) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/10	79,400,000 [a,e]	79,400,000
Ohio Higher Educational Facility Commission, Revenue, CP
(Cleveland Clinic Health System Obligated Group)	0.50	2/9/10	17,500,000 [e]	17,500,000
Ohio Higher Educational Facility Commission, Revenue, CP
(Cleveland Clinic Health System Obligated Group)	0.38	2/22/10	13,000,000 [e]	13,000,000
Ohio Higher Educational Facility Commission, Revenue, CP
(Cleveland Clinic Health System Obligated Group)	0.25	5/18/10	20,000,000 [e]	20,000,000
Oklahoma—1.2%
Oklahoma Development Finance Authority, Continuing
Care Retirement Community Revenue, Refunding
(Inverness Village Project) (LOC; KBC Bank)	0.20	2/7/10	22,600,000 [a,e]	22,600,000
Oklahoma Development Finance Authority, Health System
Revenue, Refunding (INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corporation and
INTEGRIS Rural Health, Inc.) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; JPMorgan Chase Bank)	0.20	2/7/10	16,735,000 [a,e]	16,735,000
Oklahoma Development Finance Authority,
Revenue, CP (Integris Baptist Medical)	0.30	2/16/10	8,450,000 [e]	8,450,000
Oregon—.4%
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.25	2/7/10	5,370,000 [a,e]	5,370,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.25	2/7/10	8,680,000 [a,e]	8,680,000
Pennsylvania—14.8%
Allegheny County, TRAN	1.00	4/5/10	45,000,000	45,052,650
Beaver County Industrial Development Authority, PCR,
Refunding (FirstEnergy Nuclear Generation
Corporation Project) (LOC; Citibank NA)	0.18	2/7/10	7,000,000 [a]	7,000,000
Berks County Industrial Development Authority, Student Housing
Revenue (CHF-Kutztown, LLC Project Servicing Kutztown
University of Pennsylvania) (LOC; Citibank NA)	0.25	2/7/10	5,000,000 [a]	5,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Bucks County Industrial Development Authority,
Revenue (Pennswood Village Project)
(LOC; Bank of America)	0.23	2/7/10	7,300,000 [a,e]	7,300,000
Chester County Health and Education Facilities Authority,
Retirement Community Revenue (Kendal-Crosslands
Communities Project) (LOC; Wachovia Bank)	0.18	2/7/10	21,495,000 [a,e]	21,495,000
Delaware County Industrial Development
Authority, PCR, CP (British Petroleum PLC)	0.30	2/4/10	6,000,000	6,000,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project) (LOC; M&T Bank)	0.25	2/7/10	11,600,000 [a]	11,600,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Bank)	0.25	2/7/10	7,240,000 [a,e]	7,240,000
Emmaus General Authority (Pennsylvania Variable Rate Loan
Program) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Wachovia Bank)	0.28	2/7/10	65,075,000 [a]	65,075,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	9,200,000 [a]	9,200,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	10,500,000 [a]	10,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	11,200,000 [a]	11,200,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	5,850,000 [a]	5,850,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	13,700,000 [a]	13,700,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	16,600,000 [a]	16,600,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	12,500,000 [a]	12,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	9,300,000 [a]	9,300,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	12,300,000 [a]	12,300,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	10,000,000 [a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	9,500,000 [a]	9,500,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	6,400,000 [a]	6,400,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	4,300,000 [a]	4,300,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	10,000,000 [a]	10,000,000
Emmaus General Authority, Local Government Revenue
(Bond Pool Program) (LOC; U.S. Bank NA)	0.20	2/7/10	3,100,000 [a]	3,100,000

The Funds 49

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Bank)	0.25	2/7/10	16,610,000 [a]	16,610,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Bank)	0.20	2/7/10	34,215,000 [a,e]	34,215,000
Lancaster County Hospital Authority, Revenue
(Landis Home Retirement Community Project) (LOC; M&T Bank)	0.25	2/7/10	7,970,000 [a,e]	7,970,000
Montgomery County Higher Education and Health Authority,
Revenue (Pennsylvania Higher Education and
Health Loan Program) (LOC; M&T Bank)	0.25	2/7/10	5,985,000 [a]	5,985,000
Montgomery County Industrial Development Authority,
Revenue (Abington Friends School Project) (LOC; Wachovia Bank)	0.18	2/7/10	8,710,000 [a]	8,710,000
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue, CP (Pennsylvania Power and
Light Project Electric Utilities Project) (LOC; Wachovia Bank)	0.50	4/1/10	4,000,000	4,000,000
Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue, CP (Pennsylvania Power
and Light Utilities Project) (LOC; Wachovia Bank)	0.62	9/1/10	12,000,000	12,000,000
Pennsylvania Intergovernmental Cooperation Authority,
Special Tax Revenue, Refunding (City of Philadelphia Funding
Program) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; JPMorgan Chase Bank)	0.20	2/7/10	30,340,000 [a]	30,340,000
Philadelphia, GO Notes, TRAN	2.50	6/30/10	26,000,000	26,187,979
Philadelphia, Water and Wastewater Revenue,
Refunding (LOC; Bank of America)	0.19	2/7/10	27,800,000 [a]	27,800,000
Philadelphia School District, GO Notes,
Refunding (LOC; Wachovia Bank)	0.18	2/7/10	30,400,000 [a]	30,400,000
Pottstown Borough Authority, Educational Facilities
Revenue (The Hill School Project) (LOC; M&T Bank)	0.20	2/7/10	7,000,000 [a]	7,000,000
Ridley School District, GO Notes (LOC; TD Bank)	0.20	2/7/10	3,000,000 [a]	3,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.30	3/3/10	10,000,000	10,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.25	4/8/10	20,000,000	20,000,000
Wallingford-Swarthmore School District, GO Notes
(Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.34	2/7/10	10,000,000 [a]	10,000,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Bank)	0.25	2/7/10	3,985,000 [a]	3,985,000
South Carolina—2.4%
Saint Peters Parish/Jasper County Public Facilities Corporation,
Installment Purchase Revenue BAN (County Office Building Projects)	2.00	2/1/10	6,500,000	6,500,000
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue, Refunding (The Episcopal
Church Home) (Liquidity Facility; Wachovia Bank)	0.18	2/7/10	15,810,000 [a,e]	15,810,000
South Carolina Jobs-Economic Development Authority, HR
(Conway Hospital, Inc.) (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Branch Banking and Trust Co.)	0.23	2/7/10	44,800,000 [a,e]	44,800,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, HR
(Oconee Memorial Hospital, Inc. Project) (Liquidity
Facility; Wachovia Bank and LOC; Wachovia Bank)	0.20	2/7/10	27,000,000 [a,e]	27,000,000
Tennessee—6.8%
Blount County Public Building Authority, Local
Government Public Improvement Revenue (Liquidity
Facility; Branch Banking and Trust Co.)	0.20	2/7/10	50,300,000 [a]	50,300,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.20	2/7/10	10,000,000 [a]	10,000,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.20	2/7/10	6,245,000 [a]	6,245,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.20	2/7/10	6,000,000 [a]	6,000,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.20	2/7/10	48,875,000 [a]	48,875,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Revenue (The Vanderbilt
University) (Liquidity Facility: Bayerische Landesbank and
Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/10	18,925,000 [a]	18,925,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Allied Irish Banks)	0.50	2/7/10	25,495,000 [a]	25,495,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Allied Irish Banks)	0.50	2/7/10	9,315,000 [a]	9,315,000
Shelby County Health, Educational and Housing Facility Board,
Revenue (Trezevant Manor Project) (LOC; ABN-AMRO)	0.20	2/7/10	7,000,000 [a,e]	7,000,000
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.20	2/7/10	17,110,000 [a,b]	17,110,000
Tennergy Corporation, Gas Revenue
(Putters Program) (LOC; BNP Paribas)	0.20	2/7/10	63,575,000 [a,b]	63,575,000
Texas—9.1%
Crawford Education Facilities Corporation, Revenue
(Hyde Park Baptist School Project) (LOC; JPMorgan Chase Bank)	0.18	2/7/10	12,600,000 [a]	12,600,000
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility; Bank of America)	0.36	4/7/10	28,703,000	28,703,000
Dallas, Waterworks and Sewer System Revenue, CP
(Liquidity Facility; Bank of America)	0.37	4/8/10	10,500,000	10,500,000
El Paso, Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.25	2/1/10	9,500,000	9,500,000
El Paso Independent School District, Unlimited Tax School
Building Bonds (Liquidity Facility; JPMorgan Chase
Bank and LOC; Permanent School Fund Guarantee Program)	0.45	6/10/10	17,000,000	17,000,000
Fort Worth, Water and Sewer System Revenue	5.00	2/15/10	8,010,000	8,023,998
Harris County, GO Notes, TAN	2.00	2/25/10	40,000,000	40,042,877
Harris County Cultural Education Facilities Finance
Corporation, Revenue, CP (Methodist Healthcare)	0.35	6/30/10	22,500,000 [e]	22,500,000
Harris County Metropolitan Transit Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.30	3/11/10	13,250,000	13,250,000

The Funds 51

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Texas (continued)
Harris County Metropolitan Transit Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.39	4/13/10	30,000,000	30,000,000
Houston, GO Notes, Refunding (Public Improvement)	5.00	3/1/10	4,000,000	4,014,527
Houston Higher Education Finance Corporation, Higher
Education Revenue, CP (Rice University)	0.35	2/16/10	5,000,000	5,000,000
Kendall County Health Facilities Development Corporation, Health Care
Revenue (Morningside Ministries Project) (LOC; Allied Irish Banks)	0.39	2/7/10	6,360,000 [a,e]	6,360,000
San Antonio, Electric and Gas Systems
Revenue (LOC; FNMA) (Prerefunded)	5.75	2/1/10	8,000,000 [d]	8,000,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources System)	0.20	2/7/10	6,500,000 [a,e]	6,500,000
Texas, TRAN	2.50	8/31/10	38,000,000	38,448,259
Texas Public Finance Authority, CP	0.25	2/16/10	8,450,000	8,450,000
Texas Water Development Board, State Revolving
Fund Subordinate Lien Revenue (Liquidity Facility; Citibank NA)	0.19	2/7/10	10,940,000 [a,b]	10,940,000
University of Texas, University Revenue, CP	0.33	2/17/10	24,000,000	24,000,000
University of Texas, University Revenue, CP	0.25	3/8/10	35,500,000	35,500,000
University of Texas, University Revenue, CP	0.27	4/6/10	14,700,000	14,700,000
Utah—2.7%
Central Utah Water Conservancy District Revenue, Refunding
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.22	2/7/10	39,800,000 [a]	39,800,000
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.32	2/12/10	28,500,000	28,500,000
Murray City, HR (IHC Health Services, Inc.)	0.20	2/7/10	32,000,000 [a,e]	32,000,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.24	2/7/10	6,400,000 [a]	6,400,000
Virginia—.2%
Fairfax County Economic Development Authority, Educational Facilities
Revenue (Trinity Christian School Project) (LOC; Wachovia Bank)	0.28	2/7/10	9,000,000 [a]	9,000,000
Washington—.2%
Puttable Floating Option Tax Exempt Receipts (Washington,
Various Purpose GO, Refunding) (Liquidity Facility; Bank of America)	0.20	2/7/10	6,060,000 [a,b]	6,060,000
Wisconsin—.3%
Byron, IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of America)	0.28	2/7/10	6,500,000 [a]	6,500,000
Milwaukee Redevelopment Authority, Redevelopment LR (University
of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.27	2/7/10	6,375,000 [a]	6,375,000

Total Investments (cost $3,962,580,277)			101.8%	3,962,580,277
Liabilities, Less Cash and Receivables			(1.8%)	(71,404,281)
Net Assets			100.0%	3,891,175,996

See footnotes on page 58.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2010

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—91.5%
California—88.1%
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Eskaton Village-Roseville) (LOC; KBC Bank)	0.18	2/7/10	14,670,000 [a,e]	14,670,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Northbay Healthcare Group) (LOC; JPMorgan Chase Bank)	0.18	2/7/10	14,200,000 [a,e]	14,200,000
ABAG Finance Authority for Nonprofit Corporations, Revenue, Refunding
(Eskaton Properties, Inc.) (LOC; Bank of America)	0.18	2/7/10	11,560,000 [a]	11,560,000
Alameda-Contra Costa Schools Financing Authority, COP
(Capital Improvement Financing Projects) (LOC; KBC Bank)	0.29	2/7/10	185,000 [a]	185,000
California, Economic Recovery Bonds (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.20	2/7/10	7,900,000 [a]	7,900,000
California, GO Notes (LOC; FNMA) (Prerefunded)	5.25	9/1/10	1,015,000 [d]	1,043,298
California, GO Notes (LOC; FNMA) (Prerefunded)	5.25	9/1/10	2,550,000 [d]	2,621,093
California Department of Water Resources, Power Supply Revenue
(Insured; Assured Guaranty Municipal Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.22	2/7/10	1,300,000 [a]	1,300,000
California Educational Facilities Authority, Revenue, CP (Stanford University)	0.40	2/25/10	2,900,000	2,900,000
California Educational Facilities Authority, Revenue, CP (Stanford University)	0.30	3/11/10	5,700,000	5,700,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project)
(LOC; Comerica Bank)	0.35	2/7/10	10,000,000 [a]	10,000,000
California Infrastructure and Economic Development Bank, IDR
(Kennfoods USA, LLC Project) (LOC; Bank of the West)	0.23	2/7/10	2,500,000 [a]	2,500,000
California Infrastructure and Economic Development Bank, Revenue
(Saint Margaret’s Episcopal School) (LOC; Allied Irish Banks)	0.70	2/7/10	3,400,000 [a]	3,400,000
California Infrastructure and Economic Development Bank, Revenue
(Southern California Public Radio Project) (LOC; Allied Irish Banks)	0.33	2/1/10	1,710,000 [a]	1,710,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank of California)	0.25	2/7/10	3,000,000 [a]	3,000,000
California Statewide Communities Development Authority, Revenue
(Azusa Pacific University Project) (LOC; Allied Irish Banks)	0.40	2/7/10	9,500,000 [a]	9,500,000
California Statewide Communities Development Authority, Revenue
(Rady Children’s Hospital— San Diego) (LOC; Allied Irish Banks)	0.40	2/7/10	5,000,000 [a,e]	5,000,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.32	5/6/10	16,000,000 [e]	16,000,000
Concord, MFMR (Arcadian Apartments) (LOC; FNMA)	0.18	2/7/10	3,700,000 [a]	3,700,000
Deutsche Bank Spears/Lifers Trust (Anaheim Redevelopment Agency,
Tax Allocation Revenue, Refunding (Anaheim Merged Redevelopment
Project Area)) (Liquidity Facility; Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.20	2/7/10	2,100,000 [a,b]	2,100,000
Eastern Municipal Water District, Water and Sewer Revenue, COP
(Installment Sale Agreement with Eastern Municipal Water
District Facilities Corporation) (Liquidity Facility; Citibank NA)	0.18	2/7/10	3,495,000 [a,b]	3,495,000
Fresno, Sewer System Revenue (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Citibank NA)	0.25	2/7/10	2,170,000 [a,b]	2,170,000
Golden State Tobacco Securitization Corporation, Enhanced Tobacco
Settlement Asset-Backed Bonds (Insured; Berkshire Hathaway
Assurance Corporation and Liquidity Facility; Citibank NA)	0.21	2/7/10	14,750,000 [a,b]	14,750,000

The Funds 53

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
California (continued)
Kern County, GO Notes, TRAN	2.50	6/30/10	11,700,000	11,780,820
Long Beach, GO Notes, TRAN	2.50	9/30/10	1,400,000	1,418,374
Los Angeles County Capital Asset Leasing Corporation, LR, CP
(LOC: Bayerische Landesbank, JPMorgan Chase Bank and
Westdeutsche Landesbank)	0.45	2/8/10	19,950,000 [e]	19,950,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, MFHR (La Mision Village
Apartments Project)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.40	2/7/10	1,240,000 [a,b]	1,240,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, Revenue (Japanese American
National Museum)) (Liquidity Facility; Merrill Lynch Capital
Services and LOC; Merrill Lynch Capital Services)	1.05	2/7/10	4,400,000 [a,b]	4,400,000
Richmond, Wastewater Revenue, Refunding (LOC; Union Bank of California)	0.20	2/7/10	5,260,000 [a]	5,260,000
Riverside County Transportation Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan Chase Bank)	0.20	2/7/10	8,600,000 [a]	8,600,000
Sacramento County Housing Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC; FNMA)	0.17	2/7/10	2,200,000 [a]	2,200,000
Sausalito, MFHR (Rotary Village Senior Housing Project)
(LOC; Bank of the West)	0.22	2/7/10	2,230,000 [a]	2,230,000
Southern California Public Power Authority, Transmission Project Revenue,
Refunding (Southern Transmission Project) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Westdeutsche Landesbank)	0.20	2/7/10	12,210,000 [a]	12,210,000
University of California, Revenue, CP	0.32	2/12/10	4,000,000	4,000,000
University of California, Revenue, CP	0.30	3/12/10	5,000,000	5,000,000
Victorville Joint Powers Financing Authority, LR (Cogeneration Facility
Project) (LOC; Fortis Bank)	0.45	2/7/10	14,000,000 [a]	14,000,000
U.S. Related—3.4%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.21	2/7/10	9,000,000 [a,b]	9,000,000

Total Investments (cost $240,693,585)			91.5%	240,693,585
Cash and Receivables (Net)			8.5%	22,248,666
Net Assets			100.0%	262,942,251

See footnotes on page 58.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2010

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—97.3%
New York—90.6%
Broome County Industrial Development Agency, Continuing
Care Retirement Community Revenue (Good Shepherd
Village at Endwell, Inc. Project) (LOC; M&T Bank)	0.25	2/7/10	3,250,000 [a]	3,250,000
Campbell-Savona Central School District, GO Notes, BAN	2.00	6/24/10	1,450,000	1,455,953
Cold Spring Harbor Central School District, GO Notes, TAN	2.00	6/30/10	1,290,000	1,297,881
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Bank)	0.25	2/7/10	4,700,000 [a]	4,700,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.21	2/7/10	4,395,000 [a]	4,395,000
East Hampton Union Free School District, GO Notes, TAN	1.00	6/30/10	1,335,000	1,338,371
Elmira City School District, GO Notes, BAN	1.50	6/30/10	1,600,000	1,605,572
Erie County Fiscal Stability Authority, GO Notes, BAN	1.25	7/30/10	1,420,000	1,424,724
Fishkill, GO Notes, BAN	2.00	4/30/10	1,000,000	1,002,406
Fort Plain Central School District, GO Notes, BAN	2.00	6/24/10	1,000,000	1,005,288
Franklin County Industrial Development Agency, Multi-Mode Civic
Facility Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.36	2/7/10	490,000 [a]	490,000
Heuvelton Central School District, GO Notes, BAN	1.50	6/30/10	1,000,000	1,003,466
Long Island Power Authority, CP (Long Island
Lighting Company) (LOC; JPMorgan Chase Bank)	0.35	6/10/10	1,900,000	1,900,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; State Street Bank and Trust Co.)	0.30	3/12/10	8,000,000	8,000,000
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.28	2/7/10	4,100,000 [a]	4,100,000
Long Island Power Authority, Electric System Subordinated Revenue
(LOC: JPMorgan Chase Bank and Landesbank Baden-Wurttemberg)	0.25	2/7/10	10,000,000 [a]	10,000,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.25	2/7/10	3,000,000 [a]	3,000,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC; Fortis Bank)	0.20	2/7/10	5,000,000 [a]	5,000,000
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Westdeutsche Landesbank)	0.30	2/7/10	16,780,000 [a]	16,780,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Association for the Blind and Visually Impaired—Goodwill Industries
of Greater Rochester, Inc. Project) (LOC; JPMorgan Chase Bank)	0.25	2/7/10	435,000 [a]	435,000
New York City, GO Notes	5.00	8/1/10	1,475,000	1,508,258
New York City, GO Notes (Liquidity Facility; Calyon)	0.16	2/7/10	5,000,000 [a]	5,000,000
New York City, GO Notes (LOC; Bank of America)	0.18	2/7/10	3,700,000 [a]	3,700,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.21	2/1/10	1,475,000 [a]	1,475,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.21	2/1/10	900,000 [a]	900,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.21	2/1/10	1,000,000 [a]	1,000,000
New York City Housing Development Corporation, MFMR (The Crest
Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/10	3,200,000 [a]	3,200,000

The Funds 55

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Industrial Development Agency,
Civic Facility Revenue (Abraham Joshua Heschel
High School Project) (LOC; Allied Irish Banks)	0.33	2/7/10	3,700,000 [a]	3,700,000
New York City Industrial Development Agency, Civic Facility
Revenue (Ateret Torah Center Project) (LOC; Wachovia Bank)	0.20	2/7/10	12,715,000 [a]	12,715,000
New York City Industrial Development Agency, Civic Facility
Revenue (New York Law School Project) (LOC; Allied Irish Banks)	0.23	2/7/10	1,200,000 [a]	1,200,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; Allied Irish Banks)	0.32	2/7/10	15,740,000 [a]	15,740,000
New York City Municipal Water Finance Authority, CP (Liquidity
Facility: Bayerische Landesbank and Westdeutsche Landesbank)	0.29	3/3/10	5,000,000	5,000,000
New York City Transitional Finance Authority,
Future Tax Secured Revenue	5.50	2/1/10	500,000	500,000
New York Liberty Development Corporation,
Multi-Modal Liberty Revenue (World Trade Center Project)	0.50	1/18/11	5,000,000	5,000,000
New York Local Government Assistance Corporation, GO Notes
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.23	2/7/10	8,000,000 [a]	8,000,000
New York State Dormitory Authority,
Consolidated Service Contract Revenue, Refunding	1.50	7/1/10	1,760,000	1,768,024
New York State Dormitory Authority, Revenue (Catholic
Health System Obligated Group) (LOC; HSBC Bank USA)	0.17	2/7/10	4,400,000 [a]	4,400,000
New York State Dormitory Authority, Revenue
(D’Youville College) (LOC; Key Bank)	0.34	2/7/10	5,340,000 [a]	5,340,000
New York State Dormitory Authority, Revenue
(Northern Westchester Hospital Association) (LOC; TD Bank)	0.16	2/7/10	2,750,000 [a]	2,750,000
New York State Dormitory Authority, Revenue
(Park Ridge Hospital, Inc.) (LOC; JPMorgan Chase Bank)	0.20	2/7/10	11,000,000 [a]	11,000,000
New York State Dormitory Authority, Revenue
(Saint John Fisher College) (LOC; FHLB)	0.17	2/7/10	4,345,000 [a,c]	4,345,000
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.00	3/15/10	5,885,000	5,916,619
New York State Dormitory Authority,
State Personal Income Tax Revenue (Education)	5.25	3/15/10	1,000,000	1,005,588
New York State Housing Finance Agency, Housing Revenue (Normandie
Court I Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.20	2/7/10	4,650,000 [a]	4,650,000
Oneida County Industrial Development Agency, Civic Facility
Revenue (Cedarbrook Village, Inc. Project) (LOC; Key Bank)	0.34	2/7/10	3,000,000 [a]	3,000,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Bank)	0.25	2/7/10	1,000,000 [a]	1,000,000
Ossining, GO Notes, TAN	1.00	5/14/10	2,000,000	2,003,503

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
Port Authority of New York and New Jersey, Equipment Notes	0.26	2/7/10	2,800,000 [a]	2,800,000
Smithtown Central School District, GO Notes, TAN	1.00	6/25/10	2,615,000	2,620,868
South Jefferson Central School District, GO Notes, BAN	1.50	7/2/10	1,000,000	1,003,324
Suffolk County Industrial Development Agency, Civic Facility
Revenue (Huntington Hospital Project) (LOC; Bank of America)	0.16	2/7/10	5,400,000 [a]	5,400,000
Susquehanna Valley Central School District, GO Notes, BAN	1.50	7/30/10	1,000,000	1,003,919
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Bank)	0.27	2/7/10	1,900,000 [a]	1,900,000
Three Village Central School District, GO Notes, TAN	1.00	6/30/10	1,825,000	1,829,162
Westchester County, GO Notes, BAN	1.00	4/28/10	2,110,000	2,110,000
Westchester County Health Care Corporation, CP (Liquidity Facility;
JPMorgan Chase Bank and LOC; Westchester County)	0.55	2/10/10	5,000,000	5,000,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (Catharine Field Home/The Seabury
at Field Home Civic Facility) (LOC; Comerica Bank)	0.20	2/7/10	8,370,000 [a]	8,370,000
Westchester County Industrial Development Agency,
Continuing Care Retirement Community Mortgage
Revenue (Kendal on Hudson Project) (LOC; Natixis)	0.17	2/7/10	7,850,000 [a]	7,850,000
U.S. Related—6.7%
Puerto Rico Commonwealth, Public Improvement
GO Notes, Refunding (LOC; Wachovia Bank)	0.14	2/7/10	5,600,000 [a]	5,600,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.21	2/7/10	5,250,000 [a,b]	5,250,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.21	2/7/10	6,000,000 [a,b]	6,000,000

Total Investments (cost $244,737,926)			97.3%	244,737,926
Cash and Receivables (Net)			2.7%	6,797,833
Net Assets			100.0%	251,535,759

See footnotes on page 58.
See notes to financial statements.

The Funds  57

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
							Value (%)†
								Dreyfus	Dreyfus
					Dreyfus	Dreyfus	Dreyfus	California	New York
					Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
					Management	Municipal Cash	Cash	Municipal Cash Municipal Cash
Fitch	or	Moody’s	or	Standard & Poor’s	Plus	Management	Management	Management	Management
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	90.5	84.4	97.2	98.5	85.4
AAA, AA, Af		Aaa, Aa, Af		AAA, AA, Af	5.2	7.9	2.8	1.5	4.4
Not Rated[g]		Not Rated[g]		Not Rated[g]	4.3	7.7	—	—	10.2
					100.0	100.0	100.0	100.0	100.0

† Based on total investments.
a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, Dreyfus Municipal Cash Management Plus amounted to $73,815,000 or 5.4%, Dreyfus NewYork Municipal Cash Management
amounted to $19,755,000 or 2.1%, Dreyfus Tax Exempt Cash Management amounted to $351,279,000 or 9.0%, Dreyfus California AMT-Free Municipal Cash Management
amounted to $37,155,000 or 14.1% and Dreyfus NewYork AMT-Free Municipal Cash Management amounted to $11,250,000 or 4.5% of net assets.
c Purchased on a delayed delivery basis.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e At January 31, 2010, Dreyfus Tax Exempt Cash Management had $1,280,525,000 or 32.9% and Dreyfus California AMT-Free Municipal Cash Management had $69,820,000
or 26.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
f Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2010

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	39,522,610[a]	5,677,269[a]	27,402,953[a]	4,995,152	15,280,303[a]	27,090,870
Cash	11,953	789	11,195	58,446	1,488	69,091
Interest receivable	21,007	1,152	11,806	6,400	34,093	78,028
Prepaid expenses and other assets	80	121	205	167	75	144
	39,555,650	5,679,331	27,426,159	5,060,165	15,315,959	27,238,133
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	7,395	831	4,635	705	1,844	2,125
Payable for shares of Beneficial
Interest/Common Stock redeemed	6,562	461	7,811	26,067	475	11,259
Accrued expenses	498	185	445	127	172	139
	14,455	1,477	12,891	26,899	2,491	13,523
Net Assets ($)	39,541,195	5,677,854	27,413,268	5,033,266	15,313,468	27,224,610
Composition of Net Assets ($):
Paid-in capital	39,541,197	5,696,190	27,413,131	5,033,253	15,313,449	27,224,508
Accumulated net realized
gain (loss) on investments	(2)	(18,336)	137	13	19	102
Net Assets ($)	39,541,195	5,677,854	27,413,268	5,033,266	15,313,468	27,224,610
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	34,290,865	3,790,472	23,962,908	3,147,456	12,015,056	18,750,792
Shares Outstanding	34,290,866	3,802,735	23,962,816	3,147,448	12,015,039	18,750,725
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	3,456,883	919,418	2,209,219	593,334	1,921,626	4,221,920
Shares Outstanding	3,456,887	922,373	2,209,210	593,332	1,921,625	4,221,905
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

The Funds 59

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

January 31, 2010

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,112,854	634,682	829,122	496,500	694,527	1,271,669
Shares Outstanding	1,112,856	636,726	829,119	496,499	694,528	1,271,663
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	590,699	326,663	339,368	705,788	520,324	2,598,811
Shares Outstanding	590,695	327,717	339,367	705,785	520,323	2,598,798
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	1,848	—	—	5,259	—
Shares Outstanding	—	1,854	—	—	5,259	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Select Shares
Net Assets ($)	—	4,770	—	—	24,810	—
Shares Outstanding	—	4,784	—	—	24,810	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Agency Shares
Net Assets ($)	89,894	1	72,651	90,188	70,775	381,418
Shares Outstanding	89,893	1	72,650	90,188	70,775	381,417
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	—	61,091	—
Shares Outstanding	—	—	—	—	61,090	—
Net Asset Value Per Share ($)	—	—	—	—	1.00	—
† Investments at cost ($)	39,522,610	5,677,269	27,402,953	4,995,152	15,280,303	27,090,870

a

Amount includes repurchase agreements of $1,835,000, $1,002,000, $7,842,000 and $9,612,000 for Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	1,380,228	952,705	3,962,580	240,694	244,738
Cash	2,876	186	—	175	—
Receivable for investment securites sold	—	—	—	21,810	14,438
Interest receivable	1,968	539	4,653	348	298
Prepaid expenses and other assets	62	16	94	2	—
	1,385,134	953,446	3,967,327	263,029	259,474
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	318	164	746	46	54
Cash overdraft due to Custodian	—	—	30,047	—	3,004
Payable for investment securities purchased	18,348	—	45,241	—	4,345
Payable for shares of Beneficial Interest redeemed	13	492	76	1	535
Accrued expenses	64	58	41	40	—
	18,743	714	76,151	87	7,938
Net Assets ($)	1,366,391	952,732	3,891,176	262,942	251,536
Composition of Net Assets ($):
Paid-in capital	1,366,388	952,701	3,890,861	262,942	251,528
Accumulated net realized gain (loss) on investments	3	31	315	—	8
Net Assets ($)	1,366,391	952,732	3,891,176	262,942	251,536
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	359,880	589,008	3,383,106	138,938	110,283
Shares Outstanding	359,797	588,992	3,382,832	138,932	110,282
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	400,598	281,863	353,790	63,745	73,518
Shares Outstanding	400,511	281,855	353,762	63,742	73,514
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	581,754	69,647	120,148	4,189	8,144
Shares Outstanding	581,626	69,645	120,138	4,189	8,144
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	23,013	12,213	27,084	56,069	10
Shares Outstanding	23,008	12,212	27,082	56,067	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	1,146	1	7,048	1	—
Shares Outstanding	1,146	1	7,047	1	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Classic Shares
Net Assets ($)	—	—	—	—	59,581
Shares Outstanding	—	—	—	—	59,578
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	1,380,228	952,705	3,962,580	240,694	244,738

See notes to financial statements.

The Funds 61

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2010

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
Management		Plus, Inc.	Management	Management	Management	Management
Investment Income ($):
Interest Income	256,820	44,041	134,546	21,996	49,753	68,143
Expenses:
Management fee—Note 2(a)	82,718	13,833	68,493	13,310	34,883	63,531
Distribution fees—Note 2(b)	17,317	6,465	11,151	5,792	9,079	27,792
Treasury insurance expense—Note 1(g)	7,128	3,379	2,549	732	2,191	2,880
Registration fees	948	296	742	323	563	902
Custodian fees—Note 2(c)	791	194	619	159	365	489
Shareholder servicing costs—Note 2(c)	603	249	464	145	510	584
Prospectus and shareholders’ reports	113	135	84	52	47	108
Trustees’/Directors’ fees and expenses—Note 2(d)	101	22	88	18	42	84
Professional fees	100	100	98	60	100	99
Miscellaneous	459	112	491	175	306	554
Total Expenses	110,278	24,785	84,779	20,766	48,086	97,023
Less—reduction in expenses
due to undertaking—Note 2(a)	(3,182)	(1,200)	(4,200)	(3,704)	(7,804)	(32,312)
Less—reduction in management fees
due to undertaking—Note 2(a)	(2,086)	(746)	(1,815)	(665)	(1,296)	(2,046)
Less—reduction in fees
due to earnings credits—Note 1(b)	(51)	(22)	(8)	(11)	(22)	(22)
Net Expenses	104,959	22,817	78,756	16,386	38,964	62,643
Investment Income—Net	151,861	21,224	55,790	5,610	10,789	5,500
Net Realized and Unrealized Gain
(Loss) on Investments—Note 1(b) ($)
Net realized gain (loss) on investments	231	(81,757)	138	13	136	102
Net unrealized appreciation
(depreciation) on investments	—	32,337	—	—	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	231	(49,420)	138	13	136	102
Net Increase from Payment by Affiliate	—	68,407	—	—	—	—
Net Increase in Net Assets
Resulting from Operations	152,092	40,211	55,928	5,623	10,925	5,602

See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	14,477	6,898	39,152	1,601	1,512
Expenses:
Management fee—Note 2(a)	4,081	2,046	12,431	552	449
Distribution fees—Note 2(b)	1,743	1,073	2,192	447	555
Treasury insurance expense—Note 1(g)	396	249	1,391	109	55
Registration fees	291	60	265	30	—
Custodian fees—Note 2(c)	100	70	161	33	—
Professional fees	71	69	81	43	—
Shareholder servicing costs—Note 2(c)	49	36	387	4	—
Prospectus and shareholders’ reports	34	6	21	3	—
Trustees’ fees and expenses—Note 2(d)	6	4	15	1	—
Miscellaneous	57	44	186	21	—
Total Expenses	6,828	3,657	17,130	1,243	1,059
Less—reduction in expenses
due to undertaking—Note 2(a)	(137)	(131)	(402)	(128)	(133)
Less—reduction in management fees
due to undertaking—Note 2(a)	(452)	(216)	(779)	(90)	—
Less—reduction in management fee
due to undertaking—Note 2(a)	—	—	—	(98)	—
Less—reduction in fees
due to earnings credits—Note 1(b)	(54)	(4)	(69)	(2)	—
Net Expenses	6,185	3,306	15,880	925	926
Investment Income—Net	8,292	3,592	23,272	676	586
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	3	31	315	—	8
Net Increase in Net Assets
Resulting from Operations	8,295	3,623	23,587	676	594

See notes to financial statements.

The Funds 63

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.
	Year Ended January 31,		Year Ended January 31,
	2010	2009	2010	2009
Operations ($):
Investment income—net	151,861	773,401	21,224	344,691
Net realized gain (loss) on investments	231	(193)	(81,757)	1,780
Net unrealized appreciation (depreciation) on investments	—	—	32,337	(32,337)
Net Increase from payment by affiliate	—	—	68,407	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	152,092	773,208	40,211	314,134
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(134,824)	(636,249)	(14,894)	(226,894)
Investor Shares	(10,304)	(86,866)	(2,497)	(41,297)
Administrative Shares	(4,339)	(35,678)	(3,054)	(46,098)
Participant Shares	(1,690)	(12,715)	(771)	(28,385)
Service Shares	—	—	(3)	(1,644)
Select Shares	—	—	(5)	(356)
Agency Shares	(704)	(1,893)	—[a]	(17)
Total Dividends	(151,861)	(773,401)	(21,224)	(344,691)
Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	205,919,725	186,740,823	18,044,547	71,235,558
Investor Shares	15,180,824	21,517,623	2,315,173	4,373,540
Administrative Shares	3,832,973	4,931,910	2,041,658	5,949,446
Participant Shares	4,130,178	4,274,633	1,684,262	4,863,282
Service Shares	—	—	45,157	242,535
Select Shares	—	—	24,034	70,971
Agency Shares	317,162	574,176	—	38,228
Net assets received in connection
with reorganization—Note 1	—	783,343	—	—
Dividends reinvested:
Institutional Shares	34,050	168,644	6,598	77,673
Investor Shares	1,925	20,318	2,121	36,374
Administrative Shares	1,264	8,814	2,588	39,392
Participant Shares	358	3,619	717	27,126
Service Shares	—	—	—[a]	157
Select Shares	—	—	—	20
Agency Shares	335	1	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(203,484,505)	(174,070,720)	(18,089,064)	(76,990,767)
Investor Shares	(16,619,109)	(19,838,830)	(2,889,192)	(4,718,014)
Administrative Shares	(3,897,228)	(5,186,524)	(2,503,691)	(7,171,225)
Participant Shares	(4,592,274)	(3,616,149)	(2,396,803)	(5,114,883)
Service Shares	—	—	(49,976)	(306,236)
Select Shares	—	—	(47,374)	(43,293)
Agency Shares	(326,276)	(494,498)	—	(38,228)
Increase (Decrease) in Net Assets from Beneficial
Interest/Capital Stock Transactions	499,402	15,817,183	(1,809,245)	(7,428,344)
Total Increase (Decrease) In Net Assets	499,633	15,816,990	(1,790,258)	(7,458,901)
Net Assets ($):
Beginning of Period	39,041,562	23,224,572	7,468,112	14,927,013
End of Period	39,541,195	39,041,562	5,677,854	7,468,112

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management
	Year Ended January 31,		Year Ended January 31,
	2010	2009	2010	2009
Operations ($):
Investment income—net	55,790	364,171	5,610	100,451
Net realized gain (loss) on investments	138	2,836	13	19
Net Increase (Decrease) in Net Assets
Resulting from Operations	55,928	367,007	5,623	100,470
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(52,625)	(281,591)	(5,334)	(67,482)
Investor Shares	(1,261)	(44,651)	(30)	(10,951)
Administrative Shares	(1,737)	(26,146)	(238)	(9,100)
Participant Shares	(56)	(9,680)	(1)	(12,254)
Agency Shares	(111)	(2,103)	(26)	(666)
Total Dividends	(55,790)	(364,171)	(5,629)	(100,453)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	164,894,102	143,182,998	19,903,414	24,434,863
Investor Shares	7,738,977	12,562,114	2,096,688	2,843,963
Administrative Shares	3,193,172	7,389,922	5,145,416	5,977,471
Participant Shares	2,203,530	4,126,713	1,568,552	3,265,428
Agency Shares	231,624	1,190,425	190,988	262,921
Dividends reinvested:
Institutional Shares	14,771	105,370	1,794	35,987
Investor Shares	735	26,359	13	6,013
Administrative Shares	1,361	19,035	209	7,663
Participant Shares	29	5,350	1	10,713
Agency Shares	—[a]	338	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(174,661,061)	(118,878,645)	(23,196,803)	(20,358,570)
Investor Shares	(9,588,829)	(10,269,095)	(2,681,628)	(2,234,543)
Administrative Shares	(4,623,225)	(5,843,987)	(5,342,373)	(5,599,022)
Participant Shares	(2,526,210)	(3,915,680)	(2,208,938)	(2,641,115)
Agency Shares	(244,894)	(1,106,544)	(142,069)	(231,653)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(13,365,918)	28,594,673	(4,664,736)	5,780,119
Total Increase (Decrease) In Net Assets	(13,365,780)	28,597,509	(4,664,742)	5,780,136
Net Assets ($):
Beginning of Period	40,779,048	12,181,539	9,698,008	3,917,872
End of Period	27,413,268	40,779,048	5,033,266	9,698,008

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 65

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Treasury &		Dreyfus Treasury
	Agency Cash Management		Prime Cash Management
	Year Ended January 31,		Year Ended January 31,
	2010	2009	2010	2009
Operations ($):
Investment income—net	10,789	202,411	5,500	199,425
Net realized gain (loss) on investments	136	984	102	668
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,925	203,395	5,602	200,093
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(10,543)	(142,784)	(5,594)	(127,056)
Investor Shares	(5)	(33,210)	(9)	(43,949)
Administrative Shares	(214)	(19,966)	(11)	(9,190)
Participant Shares	(1)	(4,440)	(6)	(15,378)
Service Shares	—[a]	(323)	—	—
Select Shares	—[a]	(415)	—	—
Agency Shares	(26)	(947)	(13)	(3,852)
Premier Shares	—[a]	(326)	—	—
Total Dividends	(10,789)	(202,411)	(5,633)	(199,425)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	68,033,436	75,007,689	60,299,612	94,609,837
Investor Shares	11,174,580	17,741,257	9,985,602	19,385,467
Administrative Shares	4,043,353	9,506,204	4,671,129	7,243,860
Participant Shares	2,139,953	3,422,940	11,299,483	17,271,629
Service Shares	5,379	544,153	—	—
Select Shares	69,667	115,831	—	—
Agency Shares	208,593	545,413	666,934	1,535,777
Premier Shares	886,267	440,976	—	—
Dividends reinvested:
Institutional Shares	3,198	58,212	2,210	71,888
Investor Shares	1	3,880	5	19,562
Administrative Shares	135	14,282	6	6,542
Participant Shares	—[a]	1,188	5	11,922
Service Shares	—[a]	—[a]	—	—
Select Shares	—[a]	200	—	—
Agency Shares	—[a]	—[a]	10	3,377
Premier Shares	—[a]	—[a]	—	—
Cost of shares redeemed:
Institutional Shares	(72,482,785)	(71,496,288)	(72,138,346)	(69,468,590)
Investor Shares	(12,569,809)	(17,911,593)	(13,286,181)	(14,456,010)
Administrative Shares	(4,703,968)	(8,923,463)	(5,925,054)	(5,162,606)
Participant Shares	(2,063,624)	(3,268,446)	(14,137,635)	(12,821,119)
Service Shares	(5,553)	(594,881)	—	—
Select Shares	(77,569)	(177,501)	—	—
Agency Shares	(201,117)	(482,115)	(694,755)	(1,129,927)
Premier Shares	(860,009)	(435,424)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,399,872)	4,112,514	(19,256,975)	37,121,609
Total Increase (Decrease) In Net Assets	(6,399,736)	4,113,498	(19,257,006)	37,122,277
Net Assets ($):
Beginning of Period	21,713,204	17,599,706	46,481,616	9,359,339
End of Period	15,313,468	21,713,204	27,224,610	46,481,616

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Municipal		Dreyfus New York Municipal
	Cash Management Plus		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2010	2009	2010	2009
Operations ($):
Investment income—net	8,292	33,984	3,592	16,959
Net realized gain (loss) on investments	3	175	31	88
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,295	34,159	3,623	17,047
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(4,713)	(17,038)	(2,573)	(9,642)
Investor Shares	(835)	(7,833)	(851)	(5,199)
Administrative Shares	(2,815)	(8,324)	(202)	(1,297)
Participant Shares	(96)	(886)	(54)	(828)
Agency Shares	(8)	—[a]	—[a]	—[a]
Total Dividends	(8,467)	(34,081)	(3,680)	(16,966)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	6,300,589	8,498,054	1,100,157	1,346,480
Investor Shares	703,488	942,362	889,613	746,092
Administrative Shares	1,559,147	1,651,865	90,472	119,808
Participant Shares	62,395	128,642	91,910	181,551
Agency Shares	14,601	—	—	—
Dividends reinvested:
Institutional Shares	2,833	6,404	444	1,792
Investor Shares	801	7,349	731	4,676
Administrative Shares	2,711	7,938	197	1,209
Participant Shares	96	877	54	827
Agency Shares	6	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(6,532,452)	(9,701,968)	(1,055,760)	(1,262,094)
Investor Shares	(596,560)	(1,128,929)	(982,328)	(739,579)
Administrative Shares	(1,604,890)	(1,329,222)	(82,764)	(133,573)
Participant Shares	(100,239)	(105,308)	(130,790)	(177,886)
Agency Shares	(13,462)	—	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(200,936)	(1,021,936)	(78,064)	89,303
Total Increase (Decrease) In Net Assets	(201,108)	(1,021,858)	(78,121)	89,384
Net Assets ($):
Beginning of Period	1,567,499	2,589,357	1,030,853	941,469
End of Period	1,366,391	1,567,499	952,732	1,030,853

a Amount represents less than $1,000.
See notes to financial statements.

The Funds 67

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Tax Exempt		Dreyfus California AMT-Free
	Cash Management		Municipal Cash Management
	Year Ended January 31,		Year Ended January 31,
	2010	2009	2010	2009
Operations ($):
Investment income—net	23,272	118,001	676	5,530
Net realized gain (loss) on investments	315	140	—	15
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,587	118,141	676	5,545
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(20,448)	(98,791)	(462)	(2,624)
Investor Shares	(1,122)	(8,945)	(86)	(1,074)
Administrative Shares	(1,629)	(9,616)	(28)	(25)
Participant Shares	(189)	(698)	(115)	(1,828)
Agency Shares	(24)	(48)	—[a]	—[a]
Total Dividends	(23,412)	(118,098)	(691)	(5,551)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	17,954,303	25,420,986	331,375	434,112
Investor Shares	870,127	1,561,565	181,355	312,402
Administrative Shares	779,288	2,917,935	76,700	7,203
Participant Shares	227,547	372,600	85,895	197,632
Agency Shares	28,927	4,689	—	—[a]
Dividends reinvested:
Institutional Shares	10,310	44,543	409	2,439
Investor Shares	883	6,525	86	982
Administrative Shares	1,381	8,442	28	20
Participant Shares	1	197	115	1,819
Agency Shares	21	48	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(19,772,464)	(24,644,410)	(284,010)	(460,094)
Investor Shares	(1,082,483)	(1,559,021)	(141,488)	(295,483)
Administrative Shares	(1,305,085)	(2,540,898)	(72,589)	(7,230)
Participant Shares	(334,628)	(293,178)	(126,545)	(244,762)
Agency Shares	(26,239)	(400)	—	—[a]
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,648,111)	1,299,623	51,331	(50,960)
Total Increase (Decrease) In Net Assets	(2,647,936)	1,299,666	51,316	(50,966)
Net Assets ($):
Beginning of Period	6,539,112	5,239,446	211,626	262,592
End of Period	3,891,176	6,539,112	262,942	211,626

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus New York AMT-Free
	Municipal Cash Management
	Year Ended	One Month Ended	Year Ended
	January 31,	January 31,	December 31,
	2010	2009[a]	2008[b,c]
Operations ($):
Investment income—net	586	82	4,284
Net realized gain (loss) on investments	8	—	12
Net Increase (Decrease) in Net Assets
Resulting from Operations	594	82	4,296
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(247)	(30)	(1,207)
Investor Shares	(236)	(39)	(1,914)
Administrative Shares	(2)	—[d]	—[d]
Participant Shares	—[d]	—[d]	—[d]
Classic Shares	(101)	(13)	(1,163)
Net realized gain on investments:
Institutional Shares	—	—	(2)
Investor Shares	—	—	(4)
Classic Shares	—	—	(3)
Total Dividends	(586)	(82)	(4,293)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	196,310	29,278	172,559
Investor Shares	193,259	24,669	384,961
Administrative Shares	31,044	—	10
Participant Shares	—[d]	—	10
Classic Shares	304,233	35,258	378,913
Dividends reinvested:
Institutional Shares	52	2	159
Investor Shares	62	8	481
Administrative Shares	2	—	—
Classic Shares	101	13	1,163
Cost of shares redeemed:
Institutional Shares	(135,412)	(29,050)	(187,569)
Investor Shares	(221,786)	(22,523)	(424,300)
Administrative Shares	(22,912)	—	—
Participant Shares	—[d]	—	—
Classic Shares	(321,100)	(31,891)	(386,352)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	23,853	5,764	(59,965)
Total Increase (Decrease) In Net Assets	23,861	5,764	(59,962)
Net Assets ($):
Beginning of Period	227,675	221,911	281,873
End of Period	251,536	227,675	221,911

a	The fund has changed its fiscal year end from December 31 to January 31.
b	The fund commenced offering five classes of shares on the close of business September 12, 2008. The existing shares were redesignated and the fund added Administrative and Participant shares.
c	Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
[d]	Amount represents less than $1,000.

See notes to financial statements.

The Funds 69

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements. Please note that the financial highlights information in the following tables for Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (New York AMT-Free Municipal Money Fund), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus New York AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus New York AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.41	.22	.22[a]	.40	34,291
2009	1.00	.026	(.026)	1.00	2.65	.21	.21	2.56	31,821
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.03	18,983
2007	1.00	.050	(.050)	1.00	5.07	.20	.20	4.98	11,063
2006	1.00	.032	(.032)	1.00	3.28	.20	.20	3.24	9,484
Investor Shares
Year Ended January 31,
2010	1.00	.002	(.002)	1.00	.21	.47	.43	.23	3,457
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.30	4,893
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.78	3,194
2007	1.00	.047	(.047)	1.00	4.80	.45	.45	4.73	1,590
2006	1.00	.030	(.030)	1.00	3.03	.45	.45	2.99	1,238
Administrative Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.32	.32	.32[a]	.31	1,113
2009	1.00	.025	(.025)	1.00	2.55	.31	.31	2.46	1,176
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.93	638
2007	1.00	.049	(.049)	1.00	4.96	.30	.30	4.88	315
2006	1.00	.031	(.031)	1.00	3.18	.30	.30	3.14	251
Participant Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.14	.63	.52	.15	591
2009	1.00	.022	(.022)	1.00	2.24	.62	.62	2.15	1,052
2008	1.00	.047	(.047)	1.00	4.77	.60	.60	4.63	390
2007	1.00	.046	(.046)	1.00	4.65	.60	.60	4.58	206
2006	1.00	.028	(.028)	1.00	2.87	.60	.60	2.84	210
Agency Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.35	.29	.28	.42	90
2009	1.00	.026	(.026)	1.00	2.59	.28	.28	2.49	99
2008[b]	1.00	.016	(.016)	1.00	4.84[c]	.26[c]	.26[c]	4.97[c]	19

a	Expense waivers and/or reimbursements amounted to less than .01%.
b	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
c	Annualized.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses		Income	End of
	Beginning Investment Investment			End	Total	to Average	to Average	to Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.36[a]	.27	.25	.36	3,790
2009	1.00	.026	(.026)	1.00	2.66	.21	.21	2.80	3,822
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.04	9,513
2007	1.00	.049	(.049)	1.00	5.06	.20	.20	4.95	6,495
2006	1.00	.032	(.032)	1.00	3.29	.20	.20	3.23	5,908
Investor Shares
Year Ended January 31,
2010	1.00	.002	(.002)	1.00	.17[a]	.51	.46	.20	919
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.54	1,487
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.79	1,802
2007	1.00	.047	(.047)	1.00	4.80	.45	.45	4.70	1,658
2006	1.00	.030	(.030)	1.00	3.03	.45	.45	2.98	1,275
Administrative Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.27[a]	.36	.35	.31	635
2009	1.00	.025	(.025)	1.00	2.55	.32	.32	2.69	1,091
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.94	2,278
2007	1.00	.048	(.048)	1.00	4.95	.30	.30	4.85	1,148
2006	1.00	.031	(.031)	1.00	3.19	.30	.30	3.13	793
Participant Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.10[a]	.67	.55	.14	327
2009	1.00	.022	(.022)	1.00	2.25	.62	.62	2.39	1,034
2008	1.00	.047	(.047)	1.00	4.76	.60	.60	4.64	1,264
2007	1.00	.045	(.045)	1.00	4.64	.60	.60	4.55	941
2006	1.00	.028	(.028)	1.00	2.88	.60	.60	2.83	700
Service Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.06[a]	.78	.63	.07	2
2009	1.00	.021	(.021)	1.00	2.14	.72	.72	2.29	7
2008[b]	1.00	.027	(.027)	1.00	3.82[c]	.70[c]	.70[c]	4.54[c]	70
Select Shares
Year Ended January 31,
2010	1.00	.000[d]	(.000)[d]	1.00	.02[a]	1.07	.75	.06	5
2009	1.00	.018	(.018)	1.00	1.84	1.04	1.04	1.97	28
2008[b]	1.00	.025	(.025)	1.00	3.57[c]	1.00[c]	1.00[c]	4.24[c]	—[e]
Agency Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.30[a]	.33	.31	.30	—[e]
2009	1.00	.026	(.026)	1.00	2.60	.26	.26	2.75	—[e]
2008[f]	1.00	.016	(.016)	1.00	4.81[c]	.26[c]	.26[c]	4.98[c]	—[e]

a

If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.65)% for Institutional Shares, (1.83)% for Investor Shares, (1.74)% for Administrative Shares, (1.90)% for Participant Shares, (1.94)% for Service Shares, (1.98)% for Select Shares and (1.71)% for Agency Shares.

b	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
c	Annualized.
[d]	Amount represents less than $.001 per share.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 71

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses		Income	End of
	Beginning Investment Investment			End	Total	to Average	to Average to Average		Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.002	(.002)	1.00	.17	.22	.21	.18	23,963
2009	1.00	.020	(.020)	1.00	2.01	.22	.22	1.63	33,715
2008	1.00	.048	(.048)	1.00	4.93	.20	.20	4.73	9,303
2007	1.00	.049	(.049)	1.00	4.99	.20	.20	4.89	3,118
2006	1.00	.032	(.032)	1.00	3.23	.20	.20	3.15	2,842
Investor Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.46	.37	.04	2,209
2009	1.00	.017	(.017)	1.00	1.76	.46	.46	1.39	4,058
2008	1.00	.046	(.046)	1.00	4.67	.45	.45	4.48	1,738
2007	1.00	.046	(.046)	1.00	4.72	.45	.45	4.64	909
2006	1.00	.029	(.029)	1.00	2.97	.45	.45	2.90	1,050
Administrative Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.10	.32	.29	.13	829
2009	1.00	.019	(.019)	1.00	1.91	.31	.31	1.54	2,258
2008	1.00	.047	(.047)	1.00	4.83	.30	.30	4.63	693
2007	1.00	.048	(.048)	1.00	4.88	.30	.30	4.79	320
2006	1.00	.031	(.031)	1.00	3.12	.30	.30	3.05	240
Participant Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.41	.01	339
2009	1.00	.016	(.016)	1.00	1.60	.61	.61	1.24	662
2008	1.00	.044	(.044)	1.00	4.51	.60	.60	4.33	445
2007	1.00	.045	(.045)	1.00	4.57	.60	.60	4.49	196
2006	1.00	.028	(.028)	1.00	2.81	.60	.60	2.75	244
Agency Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.13	.27	.26	.13	73
2009	1.00	.019	(.019)	1.00	1.96	.27	.27	1.58	86
2008[b]	1.00	.014	(.014)	1.00	4.30[c]	.26[c]	.26c	4.67[c]	2

a	Amount represents less than $.001 per share.
b	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
c	Annualized.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Government Prime Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.11	.23	.21	.12	3,147
2009	1.00	.019	(.019)	1.00	1.91	.22	.22	1.64	6,439
2008	1.00	.048	(.048)	1.00	4.91	.20	.20	4.67	2,327
2007	1.00	.048	(.048)	1.00	4.95	.20	.20	4.86	1,005
2006	1.00	.031	(.031)	1.00	3.18	.20	.20	3.21	773
Investor Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.48	.33	.00[b]	593
2009	1.00	.016	(.016)	1.00	1.66	.47	.47	1.39	1,178
2008	1.00	.046	(.046)	1.00	4.65	.45	.45	4.42	563
2007	1.00	.046	(.046)	1.00	4.69	.45	.45	4.61	275
2006	1.00	.029	(.029)	1.00	2.92	.45	.45	2.96	242
Administrative Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.04	.33	.29	.04	497
2009	1.00	.018	(.018)	1.00	1.81	.32	.32	1.54	693
2008	1.00	.047	(.047)	1.00	4.80	.30	.30	4.57	307
2007	1.00	.047	(.047)	1.00	4.85	.30	.30	4.76	314
2006	1.00	.030	(.030)	1.00	3.08	.30	.30	3.11	210
Participant Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.33	.00[b]	706
2009	1.00	.015	(.015)	1.00	1.51	.62	.61	1.25	1,346
2008	1.00	.044	(.044)	1.00	4.49	.60	.60	4.27	711
2007	1.00	.044	(.044)	1.00	4.53	.60	.60	4.46	341
2006	1.00	.027	(.027)	1.00	2.77	.60	.60	2.81	208
Agency Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.06	.29	.26	.06	90
2009	1.00	.018	(.018)	1.00	1.85	.28	.28	1.58	41
2008[c]	1.00	.015	(.015)	1.00	4.33[d]	.26[d]	.26[d]	4.61[d]	10

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.

See notes to financial statements.

The Funds 73

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.07	.22	.21	.08	12,015
2009	1.00	.013	(.013)	1.00	1.27	.22	.22	1.09	16,461
2008	1.00	.046	(.046)	1.00	4.71	.20	.20	4.30	12,891
2007	1.00	.048	(.048)	1.00	4.89	.20	.20	4.80	3,429
2006	1.00	.031	(.031)	1.00	3.10	.20	.20	3.08	3,017
Investor Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.29	.00[b]	1,922
2009	1.00	.010	(.010)	1.00	1.04	.47	.45	.86	3,317
2008	1.00	.044	(.044)	1.00	4.45	.45	.45	4.05	3,483
2007	1.00	.045	(.045)	1.00	4.63	.45	.45	4.55	1,471
2006	1.00	.028	(.028)	1.00	2.84	.45	.45	2.83	1,320
Administrative Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.33	.27	.03	695
2009	1.00	.012	(.012)	1.00	1.17	.31	.31	1.00	1,355
2008	1.00	.045	(.045)	1.00	4.61	.30	.30	4.20	758
2007	1.00	.047	(.047)	1.00	4.79	.30	.30	4.70	141
2006	1.00	.030	(.030)	1.00	3.00	.30	.30	2.98	87
Participant Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.28	.00[b]	520
2009	1.00	.009	(.009)	1.00	.93	.62	.54	.77	444
2008	1.00	.042	(.042)	1.00	4.30	.60	.60	3.90	288
2007	1.00	.044	(.044)	1.00	4.47	.60	.60	4.40	257
2006	1.00	.027	(.027)	1.00	2.69	.60	.60	2.68	219
Service Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.72	.28	.00[b]	5
2009	1.00	.009	(.009)	1.00	.86	.71	.66	.65	5
2008[c]	1.00	.023	(.023)	1.00	3.15[d]	.70[d]	.70[d]	3.80[d]	56
Select Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	1.02	.28	.00[b]	25
2009	1.00	.007	(.007)	1.00	.66	1.01	.87	.44	33
2008[c]	1.00	.021	(.021)	1.00	2.89[d]	1.00[d]	1.00[d]	3.50[d]	94
Agency Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.28	.24	.03	71
2009	1.00	.012	(.012)	1.00	1.21	.27	.27	1.04	63
2008[e]	1.00	.013	(.013)	1.00	3.92[d]	.26[d]	.26[d]	4.24[d]	—[f]
Premier Shares
Year Ended January 31,
2010	1.00	.000[a]	—[a]	1.00	.00[b]	.53	.27	.00[b]	61
2009	1.00	.010	(.010)	1.00	1.00	.53	.48	.83	35
2008[e]	1.00	.012	(.012)	1.00	3.68[d]	.51[d]	.51[d]	3.99[d]	29

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
f	Amount represents less than $1 million.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.22	.19	.03	18,751
2009	1.00	.012	(.012)	1.00	1.24	.22	.22	.78	30,587
2008	1.00	.042	(.042)	1.00	4.28	.20	.20	3.81	5,373
2007	1.00	.046	(.046)	1.00	4.68	.20	.20	4.57	1,043
2006	1.00	.029	(.029)	1.00	2.96	.20	.20	2.93	1,487
Investor Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.22	.00[b]	4,222
2009	1.00	.010	(.010)	1.00	1.01	.46	.44	.56	7,522
2008	1.00	.039	(.039)	1.00	4.02	.45	.45	3.56	2,573
2007	1.00	.043	(.043)	1.00	4.43	.45	.45	4.32	615
2006	1.00	.027	(.027)	1.00	2.70	.45	.45	2.68	651
Administrative Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.21	.00[b]	1,272
2009	1.00	.011	(.011)	1.00	1.15	.32	.31	.69	2,526
2008	1.00	.041	(.041)	1.00	4.18	.30	.30	3.71	438
2007	1.00	.045	(.045)	1.00	4.59	.30	.30	4.47	5
2006	1.00	.028	(.028)	1.00	2.86	.30	.30	2.83	26
Participant Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.22	.00[b]	2,599
2009	1.00	.009	(.009)	1.00	.89	.62	.53	.47	5,437
2008	1.00	.038	(.038)	1.00	3.87	.60	.60	3.41	975
2007	1.00	.042	(.042)	1.00	4.27	.60	.60	4.17	121
2006	1.00	.025	(.025)	1.00	2.55	.60	.60	2.53	352
Agency Shares
Year Ended January 31,
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.28	.19	.01	381
2009	1.00	.012	(.012)	1.00	1.18	.27	.27	.73	409
2008[c]	1.00	.011	(.011)	1.00	3.38[d]	.26[d]	.26[d]	3.75[d]	—[e]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.
e	Amount represents less than $1 million.

See notes to financial statements.

The Funds 75

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2010	1.00	.005	(.005)	1.00	.49	.25	.23	.50	360
2009	1.00	.021	(.021)	1.00	2.17	.21	.21	2.14	589
2008	1.00	.034	(.034)	1.00	3.50	.20	.20	3.42	1787
2007	1.00	.033	(.033)	1.00	3.37	.20	.20	3.33	596
2006	1.00	.024	(.024)	1.00	2.39	.20	.20	2.34	638
Investor Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.27	.50	.44	.29	401
2009	1.00	.019	(.019)	1.00	1.91	.46	.46	1.89	293
2008	1.00	.032	(.032)	1.00	3.25	.45	.45	3.17	472
2007	1.00	.031	(.031)	1.00	3.11	.45	.45	3.08	206
2006	1.00	.021	(.021)	1.00	2.13	.45	.45	2.09	180
Administrative Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.39	.35	.32	.41	582
2009	1.00	.020	(.020)	1.00	2.07	.31	.31	2.04	625
2008	1.00	.033	(.033)	1.00	3.40	.30	.30	3.32	294
2007	1.00	.032	(.032)	1.00	3.27	.30	.30	3.23	291
2006	1.00	.023	(.023)	1.00	2.29	.30	.30	2.24	137
Participant Shares
Year Ended January 31,
2010	1.00	.002	(.002)	1.00	.18	.65	.56	.17	23
2009	1.00	.017	(.017)	1.00	1.76	.61	.61	1.74	61
2008	1.00	.030	(.030)	1.00	3.09	.60	.60	3.02	37
2007	1.00	.029	(.029)	1.00	2.96	.60	.60	2.93	23
2006	1.00	.020	(.020)	1.00	1.98	.60	.60	1.94	25
Agency Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.42	.32	.29	.44	1
2009	1.00	.021	(.021)	1.00	2.10	.27	.27	2.08	—[a]
2008[b]	1.00	.011	(.011)	1.00	3.20[c]	.26[c]	.26[c]	3.36[c]	—[a]

a	Amount represents less than $1 million.
b	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
c	Annualized.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.45	.25	.23	.44	589
2009	1.00	.020	(.020)	1.00	1.99	.22	.22	1.95	544
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.41	458
2007	1.00	.033	(.033)	1.00	3.36	.20	.20	3.31	377
2006	1.00	.023	(.023)	1.00	2.36	.20	.20	2.33	343
Investor Shares
Year Ended January 31,
2010	1.00	.002	(.002)	1.00	.23	.50	.45	.22	282
2009	1.00	.017	(.017)	1.00	1.74	.47	.47	1.70	374
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.16	363
2007	1.00	.031	(.031)	1.00	3.10	.45	.45	3.06	120
2006	1.00	.021	(.021)	1.00	2.11	.45	.45	2.08	125
Administrative Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.35	.35	.33	.34	70
2009	1.00	.019	(.019)	1.00	1.89	.32	.32	1.85	62
2008	1.00	.033	(.033)	1.00	3.37	.30	.30	3.31	74
2007	1.00	.032	(.032)	1.00	3.25	.30	.30	3.21	36
2006	1.00	.022	(.022)	1.00	2.26	.30	.30	2.23	8
Participant Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.15	.65	.57	.10	12
2009	1.00	.016	(.016)	1.00	1.59	.62	.62	1.55	51
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	3.01	47
2007	1.00	.029	(.029)	1.00	2.94	.60	.60	2.91	40
2006	1.00	.019	(.019)	1.00	1.95	.60	.60	1.93	3
Agency Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.39	.31	.29	.38	—[a]
2009	1.00	.019	(.019)	1.00	1.93	.28	.28	1.89	—[a]
2008[b]	1.00	.011	(.011)	1.00	3.18[c]	.26[c]	.26[c]	3.35[c]	—[a]

a	Amount represents less than $1 million.
b	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
c	Annualized.

See notes to financial statements.

The Funds 77

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.37	.24	.23	.40	3,383
2009	1.00	.021	(.021)	1.00	2.11	.21	.21	2.06	5,191
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.39	4,370
2007	1.00	.033	(.033)	1.00	3.34	.20	.20	3.29	2,333
2006	1.00	.023	(.023)	1.00	2.36	.20	.20	2.35	2,645
Investor Shares
Year Ended January 31,
2010	1.00	.002	(.002)	1.00	.19	.49	.42	.21	354
2009	1.00	.018	(.018)	1.00	1.86	.46	.46	1.81	565
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.14	556
2007	1.00	.030	(.030)	1.00	3.08	.45	.45	3.04	288
2006	1.00	.021	(.021)	1.00	2.11	.45	.45	2.10	255
Administrative Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.28	.34	.32	.31	120
2009	1.00	.020	(.020)	1.00	2.01	.31	.31	1.96	645
2008	1.00	.033	(.033)	1.00	3.36	.30	.30	3.29	259
2007	1.00	.032	(.032)	1.00	3.24	.30	.30	3.19	213
2006	1.00	.022	(.022)	1.00	2.26	.30	.30	2.25	105
Participant Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.12	.64	.53	.10	27
2009	1.00	.017	(.017)	1.00	1.70	.61	.61	1.66	134
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	2.99	55
2007	1.00	.029	(.029)	1.00	2.93	.60	.60	2.89	30
2006	1.00	.019	(.019)	1.00	1.96	.60	.60	1.95	42
Agency Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.32	.30	.29	.34	7
2009	1.00	.020	(.020)	1.00	2.05	.27	.27	2.00	4
2008[a]	1.00	.011	(.011)	1.00	3.18[b]	.26[b]	.26[b]	3.33[b]	—[c]

a	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.
c	Amount represents less than $1 million.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Year Ended January 31,
2010	1.00	.004	(.004)	1.00	.40	.29	.22	.34	139
2009	1.00	.019	(.019)	1.00	1.88	.22	.17	1.93	91
2008[a]	1.00	.017	(.017)	1.00	3.29[b]	.20[b]	.15[b]	3.15[b]	115
Investor Shares
Year Ended January 31,
2010	1.00	.002	(.002)	1.00	.21	.54	.40	.16	64
2009	1.00	.016	(.016)	1.00	1.63	.47	.42	1.68	24
2008[a]	1.00	.015	(.015)	1.00	3.05[b]	.45[b]	.40[b]	2.90[b]	6
Administrative Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.30	.40	.32	.24	4
2009	1.00	.018	(.018)	1.00	1.78	.32	.27	1.83	—[c]
2008[a]	1.00	.016	(.016)	1.00	3.19[b]	.30[b]	.25[b]	3.05[b]	—[c]
Participant Shares
Year Ended January 31,
2010	1.00	.001	(.001)	1.00	.13	.69	.50	.06	56
2009	1.00	.015	(.015)	1.00	1.48	.62	.57	1.53	97
2008[a]	1.00	.014	(.014)	1.00	2.90[b]	.60[b]	.55[b]	2.75[b]	142
Agency Shares
Year Ended January 31,
2010	1.00	.003	(.003)	1.00	.34	.35	.28	.28	—[c]
2009	1.00	.018	(.018)	1.00	1.82	.28	.23	1.87	—[c]
2008[d]	1.00	.010	(.010)	1.00	3.09[b]	.26[b]	.21[b]	3.09[b]	—[c]

a	From August 1, 2007 (commencement of operations) to January 31, 2008.
b	Annualized.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

The Funds 79

FINANCIAL HIGHLIGHTS (continued)

			Per Share Data ($)						Ratios/Supplemental Data (%)
				Dividends						Ratio of Net
Net Asset			Dividends from Net			Net Asset		Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Realized		Value		Total Expenses Net Expenses Income to			End of
Beginning Investment Investment Gain on					Total	End	Total	to Average	to Average	Average	Period
of Period		Income	Income	Investments Distributions of Period Return (%) Net Assets					Net Assets Net Assets ($ x1,000,000)

Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares†
Year Ended
January 31,
2010	1.00	.005	(.005)	—	(.005)	1.00	.47	.22	.22	.47	110
One Month Ended
January 31,
2009[a]	1.00	.001	(.001)	—	(.001)	1.00	.06[b]	.24[c]	.24[c]	.70[c]	49
Year Ended
December 31,
2008	1.00	.021	(.021)	(.000)[d]	(.021)	1.00	2.08	.25	.24	2.08	49
2007	1.00	.034	(.034)	—	(.034)	1.00	3.42	.25	.25[e]	3.38	64
2006	1.00	.032	(.032)	—	(.032)	1.00	3.24	.26	.25	3.20	64
2005	1.00	.021	(.021)	—	(.021)	1.00	2.16	.27	.25	2.14	67
Investor Shares†
Year Ended
January 31,
2010	1.00	.003	(.003)	—	(.003)	1.00	.27	.47	.43	.26	74
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.04[b]	.49[c]	.49[c,e]	.45[c]	102
Year Ended
December 31,
2008	1.00	.018	(.018)	(.000)[d]	(.018)	1.00	1.83	.50	.49	1.80	100
2007	1.00	.031	(.031)	—	(.031)	1.00	3.16	.50	.50[e]	3.12	139
2006	1.00	.029	(.029)	—	(.029)	1.00	2.98	.51	.50	2.94	209
2005	1.00	.019	(.019)	—	(.019)	1.00	1.91	.51	.50	1.85	141
Administrative Shares
Year Ended
January 31,
2010	1.00	.004	(.004)	—	(.004)	1.00	.37	.32	.31	.38	8
One Month Ended
January 31,
2009[a]	1.00	.001	(.001)	—	(.001)	1.00	.05[b]	.34[c]	.34[c]	.60[c]	—[f]
Year Ended
December 31,
2008[g]	1.00	.006	(.006)	—	(.006)	1.00	.62[c]	.33[c]	.33[c,e]	2.02[c]	—[f]
Participant Shares
Year Ended
January 31,
2010	1.00	.002	(.002)	—	(.002)	1.00	.18	.62	.51	.18	—[f]
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.03[b]	.64[c]	.64[c]	.30[c]	—[f]
Year Ended
December 31,
2008[g]	1.00	.005	(.005)	—	(.005)	1.00	.53[c]	.63[c]	.63[c,e]	1.73[c]	—[f]
Classic Shares†
Year Ended
January 31,
2010	1.00	.001	(.001)	—	(.001)	1.00	.13	.72	.59	.10	60
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.02[b]	.74[c]	.73[c]	.21[c]	76
Year Ended
December 31,
2008	1.00	.016	(.016)	(.000)[d]	(.016)	1.00	1.58	.75	.74	1.55	73
2007	1.00	.029	(.029)	—	(.029)	1.00	2.90	.75	.75[e]	2.78	79
2006	1.00	.027	(.027)	—	(.027)	1.00	2.73	.76	.75	2.68	29
2005	1.00	.016	(.016)	—	(.016)	1.00	1.66	.77	.75	1.61	12

† Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
a The fund has changed its fiscal year end from December 31 to January 31.
b Not annualized.
c Annualized.
[d] Amount represents less than $.001 per share.
e Expense waivers and/or reimbursements amounted to less than .01%.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus New York Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management, which is exempt from federal, NewYork state and NewYork city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of

NewYork Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

As of the close of business on August 6, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by Dreyfus Cash Management’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Institutional Prime Money Market Fund, were transferred to Dreyfus Cash Management. Shareholders of Dreyfus Institutional Prime Money Market Fund voted affirmatively to approve the reorganization and subsequently received Administrative shares of Dreyfus Cash Management in an amount equal to the aggregate net asset value of the investment in Dreyfus Institutional Prime Money Market Fund at the time of the exchange. The net asset value of Dreyfus Cash Management’s Administrative shares at the close of business on August 6, 2008, after the reorganization, was $1.00 per share, and a total of $783,342,509 Administrative shares representing net assets of $783,342,371, were issued to Dreyfus Institutional Prime Money Market Fund shareholders in the exchange. The exchange was a tax-free event to shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares). In addition, Dreyfus Cash Management Plus, Inc.and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management also offers Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, are subject to a Service Plan adopted pursuant to Rule 12b-1 under the act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds 81

NOTES TO FINANCIAL STATEMENTS (continued)

As of January 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon held the following shares:

Dreyfus Cash Management Plus, Inc.,
Agency Shares	1,045

Dreyfus Municipal Cash
Management Plus, Agency Shares	1,036

Dreyfus New York Municipal Cash
Management, Agency Shares	1,034

Dreyfus California AMT-Free
Municipal Cash Management,
Agency Shares	1,032

Dreyfus New York AMT-Free
Municipal Cash Management,
Participant Shares	10,000

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The ASC has superseded all existing non-SEC accounting and reporting standards. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(f) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Trustees/Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the Board members to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including
quoted prices for similar investments, interest rates, pre-
payment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of January 31, 2010 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management

follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Table 1.

		Short-Term Investments ($)†
Level 1—Unadjusted Quoted		Level 2—Other Significant	Level 3—Significant
	Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management	—	39,522,610,433	—	39,522,610,433
Dreyfus Cash Management Plus, Inc.	—	5,677,269,211	—	5,677,269,211
Dreyfus Government Cash Management	—	27,402,952,717	—	27,402,952,717
Dreyfus Government Prime Cash Management	—	4,995,151,979	—	4,995,151,979
Dreyfus Treasury & Agency Cash Management	—	15,280,303,089	—	15,280,303,089
Dreyfus Treasury Prime Cash Management	—	27,090,870,378	—	27,090,870,378
Dreyfus Municipal Cash Management Plus	—	1,380,228,259	—	1,380,228,259
Dreyfus New York Municipal Cash Management	—	952,705,011	—	952,705,011
Dreyfus Tax Exempt Cash Management	—	3,962,580,277	—	3,962,580,277
Dreyfus California AMT-Free Municipal Cash Management	—	240,693,585	—	240,693,585
Dreyfus New York AMT-Free Municipal Cash Management	—	244,737,926	—	244,737,926

†	See Statement of Investments for additional categorizations.

The Funds  83

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and DreyfusTreasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2010, the funds did not have any liabilities for any uncertain tax posi-tions.The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the

Statement of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended January 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 2 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2010.

The tax character of each relevant fund’s distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal periods ended January 31, 2010 and January 31, 2009, were all ordinary income.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2010 and January 31, 2009.

During the period ended January 31, 2010, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Government Prime Cash Management increased accumulated undistributed investment income-net by $19,600 and decreased accumulated

Table 2.

	Expiring in fiscal:			($ x 1,000)
	2014†	2015†	2016†	2017†	2018†	Total
Dreyfus Cash Management	—	—	—	2	—	2
Dreyfus Cash Management Plus, Inc.	4,986	—	—	—	13,350	18,336

†	If not applied, the carryovers expire in the above years.

net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2010, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Treasury Prime Cash Management increased accumulated undistributed investment income-net by $133,110 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2010, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Municipal Cash Management Plus increased accumulated undistributed investment income-net by $175,168 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2010, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus New York Municipal Cash Management increased accumulated undistributed investment income-net by $87,576 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2010, as a result of permanent book to tax differences, primarily due to dividend

Table 3.

reclassification, Dreyfus Tax Exempt Cash Management increased accumulated undistributed investment income-net by $140,395 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2010, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus California AMT-Free Municipal Cash Management increased accumulated undistributed investment income-net by $14,569 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(f) Capital Support Agreement: Dreyfus Cash Management Plus, Inc., held notes (the “Notes”) issued by Lehman Brothers Holdings, Inc. (“Lehman”). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman, on September 16, 2008, the fund entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon, the parent company of the fund’s adviser. Pursuant to the Agreement, BNY Mellon had agreed to provide capital support to the fund, subject to a maximum amount of $97.2 million (the “Maximum

Tax Character of Distributions Paid ($ x 1,000)		2010			2009
			Long-Term			Long-Term
	Tax-Exempt	Ordinary	Capital	Tax-Exempt	Ordinary	Capital
	Income	Income	Gains	Income	Income	Gains
Dreyfus Municipal Cash Management Plus	8,292	175	—	33,984	73	24
Dreyfus New York Municipal Cash Management	3,592	3	85	16,959	—[a]	7
Dreyfus Tax Exempt Cash Management	23,272	97	43	118,001	60	37
Dreyfus California AMT-Free Municipal Cash Management	676	15	—	5,530	21	—
Dreyfus New York AMT-Free Municipal Cash Management	586	—	—	82	—	—

a	Amount represents less than $1,000.

The Funds 85

NOTES TO FINANCIAL STATEMENTS (continued)

Capital Support Payment”), if any of the following events resulted in the fund’s net asset value falling below $0.9950:

(i) Any final sale or other final liquidation of the Notes
by the fund for cash in an amount, after deduction of
costs, which is less than the amortized cost value of
the Notes as of the date such sale or liquidation is
consummated;

(ii) Receipt by the fund of final payment on the Notes
in cash in an amount less than the amortized cost
value of the Notes less costs in respect thereof, as of
the date such final payment is received; and

(iii) The date upon which a court of competent jurisdic-
tion over the matter discharges Lehman from liabili-
ty in respect of the Notes, and such discharge results
in the receipt of aggregate payments on the Notes in
an amount less than the amortized cost value of the
Notes, less costs in respect thereof, as of the date such
final payment is received.

On September 9, 2009, the fund sold the Notes it held in Lehman, which obligated BNY Mellon to make payments to the fund pursuant to the terms of the Agreement. The fund received payments amounting to $68,406,721 and the Agreement was terminated.

(g) Treasury’s Temporary Guarantee Program: Each fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

For Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, the Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the above mentioned funds are no longer eligible to participate under the Program. Participation in the initial term and the extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015% except for Dreyfus Cash Management Plus, Inc., which was .015%, .022% and .023%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). These expenses were borne by each fund in their respective amounts without regard to any expense limitation in effect.

Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and DreyfusTreasury Prime Cash Management terminated their participation in the Program on May 1, 2009. As a result, shareholder assets in the above mentioned funds that were covered under the Program beginning September 19, 2008 were no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required payments to the Treasury in the amounts of .01% and .015%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). These expenses were borne by each fund in their respective amounts without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant class of shares of each fund pursuant to the undertaking during the period ended January 31, 2010.

From February 1, 2009 through September 30, 2009, the Manager limited certain funds’ operating expenses or assumed all or a part of the expenses of the funds. These expense limitations and waivers were voluntary, not contractual, and could be terminated at any time.As of October 1, 2009, these expense limitations terminated and the funds began to absorb all their expenses. Table 5 summarizes the amount each fund were reimbursed pursuant to the undertaking through September 30, 2009.

As to Dreyfus Cash Management Plus,Inc.,effective February 10, 2010, the Manager has agreed to waive a portion of the expenses so that annual fund operating expenses (exclusive of Rule 12b-1 Service Plan expenses) be limited to .15% of the value of the fund’s average daily net assets.This undertaking is voluntary,not contractual,and may be terminated at any time.

As to Dreyfus California AMT-Free Municipal Cash Management, the Manager waived receipt of a portion of the management fee, in the amount of .05% of the value of the fund’s average daily net assets from February 1, 2009 through August 5, 2009, and .03% of the value of the fund’s average daily net assets from August 6, 2009 through December 13, 2009. The reduction in management fee, pursuant to the undertaking, amounted to $98,027 during the period ended January 31, 2010. This agreement was terminated on December 13, 2009.

As to Dreyfus New York AMT-Free Municipal Cash Management, the Manager has agreed that until September 30, 2010, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on

Table 4.

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Cash	Government	Government	Treasury &	Treasury
	Dreyfus Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Institutional Shares ($)	—	—	58,124	138,537	1,378,833	4,864,320
Investor Shares ($)	2,028,509	566,697	2,826,284	933,128	4,328,422	12,682,419
Administrative Shares ($)	17,011	27,703	266,185	177,703	397,552	1,688,928
Participant Shares ($)	1,136,282	574,555	1,039,553	2,447,327	1,334,230	12,895,299
Agency Shares ($)	—	—	9,394	7,520	23,842	181,275
Service Shares ($)	—	5,003	—	—	175,787	—
Select Shares ($)	—	25,404	—	—	26,591	—
Premier Shares ($)	—	—	—	—	138,455	—

		Dreyfus	Dreyfus		Dreyfus	Dreyfus
		Municipal	New York	Dreyfus	California	New York
		Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
		Management	Cash	Cash	Municipal Cash	Municipal Cash
Table 4. (continued)		Plus	Management	Management	Management	Management
Institutional Shares ($)		—	—	2,155	—	—
Investor Shares ($)		108,216	109,869	282,671	41,901	42,221
Administrative Shares ($)		4,082	2,281	8,524	343	329
Participant Shares ($)		25,120	19,339	108,516	86,099	11
Agency Shares ($)		—	—	110	—	—
Classic Shares ($)		—	—	—	—	90,803

The Funds 87

NOTES TO FINANCIAL STATEMENTS (continued)

borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares, and Classic Shares, Rule 12b-1 Service Plan expenses from February 1, 2009 through September 30, 2010.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares), Dreyfus Cash Management Plus’, Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management’s, Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management’s Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor,Administrative, Participant,Agency, Service, Select, Premier and Classic Shares a consolidated statement. The Service Agent generally also will provide the holders of Investor, Participant, Premier, Service and/or Select Shares, automated teller check writing privileges and, in the case of Participant, Premier, Service or Select Shares, automated teller machine access, and bill paying services.The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as

Table 5.

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Cash	Government	Government	Treasury &	Treasury
	Dreyfus Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Institutional Shares ($)	1,832,113	468,451	1,606,121	473,372	1,027,514	1,548,059
Investor Shares ($)	151,400	118,813	118,737	56,208	151,361	205,930
Administrative Shares ($)	50,661	91,011	52,106	69,054	85,638	66,646
Participant Shares ($)	46,254	66,581	33,644	63,298	20,266	222,415
Agency Shares ($)	5,295	133	4,714	2,975	415	2,845
Service Shares ($)	—	658	—	—	1,287	—
Select Shares ($)	—	495	—	—	6,510	—
Premier Shares ($)	—	—	—	—	2,855	—

		Dreyfus	Dreyfus		Dreyfus	Dreyfus
		Municipal	New York	Dreyfus	California	New York
		Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
		Management	Cash	Cash	Municipal Cash	Municipal Cash
Table 5. (continued)		Plus	Management	Management	Management	Management
Institutional Shares ($)		223,374	128,206	685,138	45,233	—
Investor Shares ($)		68,850	69,137	44,978	19,813	—
Administrative Shares ($)		150,244	12,538	37,744	2,870	—
Participant Shares ($)		9,055	6,260	10,222	22,320	—
Agency Shares ($)		654	18	746	19	—
Classic Shares ($)		—	—	—	—	—

a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 6 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2010.

(c) Each fund (except for Dreyfus New York AMT-Free Municipal Cash Management) has adopted a Shareholder Services Plan (the “Plan”), with respect to their Institutional shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, providing reports and other information and services related to the maintenance of shareholder accounts. Table 7 summarizes the amount each fund was charged pursuant to the Plan during the period ended January 31, 2010.

Table 6.

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	11,328,819	1,408,077	4,479,245	—	—	100,625	—	—
Dreyfus Cash Management Plus, Inc.	3,159,519	995,114	2,226,366	20,043	64,110	1	—	—
Dreyfus Government Cash Management	7,665,745	1,345,903	2,086,541	—	—	53,028	—	—
Dreyfus Government Prime
Cash Management	1,690,326	597,327	3,476,948	—	—	27,582	—	—
Dreyfus Treasury & Agency
Cash Management	6,223,353	819,979	1,595,876	27,432	190,959	50,011	171,019	—
Dreyfus Treasury Prime
Cash Management	12,829,251	1,695,607	13,135,065	—	—	132,095	—	—
Dreyfus Municipal Cash
Management Plus	847,004	726,826	168,015	—	—	1,674	—	—
Dreyfus New York Municipal
Cash Management	890,529	64,651	118,156	—	—	1	—	—
Dreyfus Tax Exempt Cash Management	1,299,037	419,930	468,633	—	—	4,721	—	—
Dreyfus California AMT-Free
Municipal Cash Management	148,041	8,469	290,567	—	—	1	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	216,486	3,108	40	—	—	—	—	335,675

Table 7.

Institutional
Shares ($)
Dreyfus Cash Management	478,394
Dreyfus Cash Management Plus, Inc.	99,486
Dreyfus Government Cash Management	333,350
Dreyfus Government Prime Cash Management	54,892
Dreyfus Treasury & Agency Cash Management	410,975
Dreyfus Treasury Prime Cash Management	300,842
Dreyfus Municipal Cash Management Plus	34,684
Dreyfus New York Municipal Cash Management	22,604
Dreyfus Tax Exempt Cash Management	350,865
Dreyfus California AMT-Free Municipal Cash Management	146

The Funds 89

NOTES TO FINANCIAL STATEMENTS (continued)

The funds (except for Dreyfus New York AMT-Free ing cash management services related to fund subscriptions Municipal Cash Management) compensate DreyfusTransfer, and redemptions. Table 9 summarizes the amount each Inc., a wholly-owned subsidiary of the Manager, under a fund was charged during the period ended January 31, transfer agency agreement for providing personnel and facil- 2010, pursuant to the cash management agreement, which ities to perform transfer agency services for the funds. is included in Shareholder servicing costs in the Statements Table 8 summarizes the amount each fund was charged of Operations. These fees were offset by earnings credits during the period ended January 31, 2010, pursuant to the pursuant to the cash management agreement. transfer agency agreement, which is included in Shareholder The funds (except for Dreyfus New York AMT-Free servicing costs in the Statements of Operations.

     Municipal Cash Management) also compensate The Bank of The funds (except Dreyfus NewYork AMT-Free Municipal NewYork Mellon under a custody agreement for providing Cash Management) compensate The Bank of New York custodial services for each fund. Table 10 summarizes the Mellon, a subsidiary of BNY Mellon and an affiliate of amount each fund was charged during the period ended Dreyfus, under a cash management agreement for perform- January 31, 2010, pursuant to the custody agreement.

Table 8.

Transfer Agency
Fees ($)
Dreyfus Cash Management	71,869
Dreyfus Cash Management Plus, Inc.	80,643
Dreyfus Government Cash Management	60,386
Dreyfus Government Prime Cash Management	54,810
Dreyfus Treasury & Agency Cash Management	58,468
Dreyfus Treasury Prime Cash Management	171,283
Dreyfus Municipal Cash Management Plus	5,555
Dreyfus New York Municipal Cash Management	8,239
Dreyfus Tax Exempt Cash Management	21,529
Dreyfus California AMT-Free Municipal Cash Management	1,603

Table 9.

Cash Management
Fees ($)
Dreyfus Cash Management	5,951
Dreyfus Cash Management Plus, Inc.	7,768
Dreyfus Government Cash Management	8,268
Dreyfus Government Prime Cash Management	7,132
Dreyfus Treasury & Agency Cash Management	7,547
Dreyfus Treasury Prime Cash Management	19,925
Dreyfus Municipal Cash Management Plus	332
Dreyfus New York Municipal Cash Management	583
Dreyfus Tax Exempt Cash Management	1,419
Dreyfus California AMT-Free Municipal Cash Management	52

During the period ended January 31, 2010, each fund (except for Dreyfus New York AMT-Free Municipal Cash Management) was charged $6,681 for services performed by the Chief Compliance Officer.

Table 11 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

Table 10.

Custody
Fees ($)
Dreyfus Cash Management	791,154
Dreyfus Cash Management Plus, Inc.	193,710
Dreyfus Government Cash Management	618,901
Dreyfus Government Prime Cash Management	158,985
Dreyfus Treasury & Agency Cash Management	365,257
Dreyfus Treasury Prime Cash Management	488,671
Dreyfus Municipal Cash Management Plus	99,650
Dreyfus New York Municipal Cash Management	69,538
Dreyfus Tax Exempt Cash Management	160,964
Dreyfus California AMT-Free Municipal Cash Management	33,198

Table 11.

		Rule 12b-1			Chief
		Distribution	Shareholder		Compliance	Transfer
	Management	Plan	Services Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	6,632,974	1,130,928	—	316,452	5,568	10,680	701,921
Dreyfus Cash
Management Plus, Inc.	646,606	374,095	—	63,188	5,568	12,044	270,659
Dreyfus Government
Cash Management	4,377,360	652,242	—	228,969	5,568	6,925	635,680
Dreyfus Government Prime
Cash Management	835,081	409,982	—	52,764	5,568	4,697	603,197
Dreyfus Treasury & Agency
Cash Management	2,583,918	624,081	—	124,445	5,568	4,239	1,498,520
Dreyfus Treasury Prime
Cash Management	4,618,097	1,821,500	—	193,520	5,568	12,680	4,526,681
Dreyfus Municipal
Cash Management Plus	195,901	137,381	—	34,294	5,568	1,255	56,645
Dreyfus New York Municipal
Cash Management	115,648	69,244	200	21,493	5,568	1,698	50,308
Dreyfus Tax Exempt
Cash Management	657,935	96,261	—	60,500	5,568	4,536	78,331
Dreyfus California AMT-Free
Municipal Cash Management	24,573	34,058	—	9,859	5,568	438	28,450
Dreyfus New York AMT-Free
Municipal Cash Management	45,042	40,699	—	—	—	—	31,868

The Funds 91

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 120 billion shares of $.001 par value Common Stock.

NOTE 4—Reverse Repurchase Agreements:

Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of value of the security.The funds retain the right to receive interest and principal payments on the security.At an agreed upon future date, the funds repurchase the security at principal plus accrued interest. Reverse repurchase agreements may subject the funds to interest rate risk and counterparty credit risk. During the period ended January 31, 2010, neither fund entered into reverse repurchase agreements.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees/Directors

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc.

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal
Cash Management

Dreyfus New York AMT-Free Municipal
Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus NewYork Municipal Cash Management,DreyfusTax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein, except for the financial highlights for the years ended December 31, 2007, 2006, and 2005 for Dreyfus New York AMT-Free Municipal Cash Management, which were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial report-ing.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of the Funds at January 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 29, 2010

The Funds 93

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law,DreyfusTax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2010:

For state individual income tax purposes Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2010 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia:

Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

The funds below designate the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2010 as qualifying “interest related dividends”:

Dreyfus Cash Management	95.95%
Dreyfus Government Cash Management	100%
Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury & Agency
Cash Management	100%
Dreyfus Cash
Management Plus, Inc.	95.62%
Dreyfus Treasury Prime
Cash Management	100%

PROXY RESULTS (Unaudited)

Dreyfus Cash Management Plus, Inc. held a meeting of shareholders on January 4, 2010.The proposals considered at the meeting, and the results, are as follows:

		Shares
	Votes For	Authority Withheld	Abstain
1. To approve changes to the fundamental policies and investment restrictions relating to borrowing and/or lending as follows:
A. To approve amending the fund’s policy regarding borrowing.	3,205,950,459	351,290,905	219,876,153
B. To approve the fund’s policy regarding lending.	3,204,060,136	350,443,272	222,614,109
2. To approve changes to the fundamental policies
and investment restrictions as follows:
A. To permit investment in additional money market instruments.	3,003,574,865	554,248,871	219,293,781
B. To permit investment in other investment companies.	2,908,793,791	584,915,566	283,408,160

The Funds 95

BOARD MEMBERS INFORMATION (Unaudited)

OFFICERS OF THE FUND (Unaudited)

The Funds 97

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $28,491 in 2009 and $28,492 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,552 in 2009 and $5,276 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,013 in 2009 and $4,033 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $378 in 2009 and $0 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $13,421,561 in 2009 and $26,379,755 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)